UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06093
Name of Registrant:	Vanguard Institutional Index Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:	Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Registrant’s telephone number, including area code:	(610) 669-1000
Date of fiscal year end: December 31
Date of reporting period: January 1, 2012 – December 31, 2012
Item 1: Reports to Shareholders

Annual Report | December 31, 2012

Vanguard Institutional Index Fund

> For the 12 months ended December 31, 2012, Vanguard Institutional Index Fund notched its best yearly performance since 2009, with Institutional Shares returning 15.98% and Institutional Plus Shares returning 16.00%.

> The period was marked by strong returns from financial stocks and lackluster results from utility stocks.

> For the decade ended December 31, the fund closely tracked its benchmark index and exceeded the average annual return of peer funds.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	8
Financial Statements.	10
About Your Fund’s Expenses.	26
Glossary.	28

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2012

Total
Returns
Vanguard Institutional Index Fund
Institutional Shares	15.98%
Institutional Plus Shares	16.00
S&P 500 Index	16.00
Large-Cap Core Funds Average	14.94
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2011, Through December 31, 2012
			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Institutional Index Fund
Institutional Shares	$115.04	$130.52	$2.830	$0.000
Institutional Plus Shares	115.05	130.53	2.855	0.000

Chairman’s Letter

Dear Shareholder,

For the 12 months ended December 31, 2012, Vanguard Institutional Index Fund posted its best annual result since 2009. Institutional Shares of the fund returned 15.98% and Institutional Plus Shares returned 16.00%. The fund closely tracked its benchmark, the Standard & Poor’s 500 Index, and outperformed the average return of peer funds.

A rebound in financials—the worst-performing sector in 2011—helped drive the index’s advance. All ten industry sectors had positive returns for the year; utility stocks had the smallest gain.

With help from central banks, stocks posted strong results

Stocks around the world recorded double-digit gains for the 12 months ended December 31, with international stocks faring even better than their U.S. counterparts.

European stocks shook off investors’ concerns to deliver some of the best results, rising about 19%. The rally came as European central bankers moved to address worries about the finances of governments and banks. Still, Vanguard economists expect Europe to remain a trouble spot, with occasional spikes in market volatility, as fiscal tightening persists in the face of weak economic growth.

In the United States, the Federal Reserve continued buying bonds and mortgage-backed securities to try to stimulate growth. The Fed’s actions seemed to buoy both stock and bond returns.

Attention to the nation’s considerable budget challenges intensified as 2012 drew to a close. The focus on the “fiscal cliff” led to nervousness in the markets before policymakers reached a limited tax-rate agreement on the cusp of the new year. The compromise legislation, which President Barack Obama signed into law on January 2, addressed some immediate concerns, but a credible long-term deficit-reduction strategy had yet to be crafted to resolve the nation’s fiscal imbalance and open the way for growth.

Bond returns were solid, but challenges lie ahead

The broad U.S. taxable bond market returned about 4% for the 12 months. Municipal bonds performed especially well, returning more than 6%.

As bond prices rose, the yield of the 10-year U.S. Treasury note slipped to a record low in July, closing below 1.5%. (Bond yields and prices move in opposite directions.) By the end of the period, the yield had climbed, but it remained exceptionally low by historical standards.

Although bonds can provide critical diversification benefits to a portfolio, their return prospects look much less promising than in recent years. As yields have

Market Barometer

	Average Annual Total Returns
	Periods Ended December 31, 2012
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	16.42%	11.12%	1.92%
Russell 2000 Index (Small-caps)	16.35	12.25	3.56
Russell 3000 Index (Broad U.S. market)	16.42	11.20	2.04
MSCI All Country World Index ex USA (International)	16.83	3.87	-2.89

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	4.21%	6.19%	5.95%
Barclays Municipal Bond Index (Broad tax-exempt market)	6.78	6.57	5.91
Citigroup Three-Month U.S. Treasury Bill Index	0.07	0.08	0.44

CPI
Consumer Price Index	1.74%	2.06%	1.80%

tumbled, the opportunity for future bond price appreciation has greatly diminished. (You can read more about our expectations for bond and stock returns in Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.)

As it has since late 2008, the Fed held its target for short-term interest rates between 0% and 0.25%, which kept a tight lid on returns from money market funds and savings accounts.

Financial, tech stocks rallied; utility, energy stocks lagged

As I mentioned earlier, financial stocks were among the best performers for the year as banks, brokerages, and finance companies put some more distance between their balance sheets and the financial crisis. Bank stocks seemed to get a further lift as the U.S. housing recovery gathered strength—a development that benefited shares of home improvement retailers and home builders as well.

The benchmark’s largest sector, information technology, also boosted returns significantly as the “ripple effect” of the growing popularity of smartphones and tablet computers spread from computer hardware manufacturers to software and internet companies. IT services and communication equipment firms also benefited from consumer and corporate demand.

Weak spots included energy and utility stocks. Economic sluggishness has restrained power and energy demand, while the abundance of natural gas has put pressure on oil and gas prices.

Your fund has delivered solid long-term results

For the ten-year period ended December 31, Institutional Shares of the Institutional Index Fund produced an average annual return of 7.11%. By historical standards, the results don’t appear impressive—until, that is, you consider the challenges of the past decade. Over the ten years, investors endured some traumatic events, including the aftermath of the bursting of the technology bubble in the early 2000s and the more recent financial crisis and global recession. The fund emerged from that turbulence with a ten-year average return that was more than a percentage point better than the average return of peer funds.

Through the market’s ups and downs, the fund met its goal of closely tracking the S&P 500 Index. This success reflects the skill of the advisor, Vanguard Equity Investment Group. The group relies on its proven portfolio management strategies in seeking to produce benchmark-tracking returns regardless of external market conditions. At the same time, the fund’s low costs help you keep your share of the market’s returns.

Gus Sauter united traditional values with pioneering investment acumen

When I was interviewing for a job at Vanguard in the mid-1980s, Jack Brennan, who would go on to become our chairman and chief executive officer and is now chairman emeritus, described Vanguard as “a company with the intellectual rigor of Wall Street but with Midwestern values.”

I’m reminded of that when I think about Gus Sauter’s 25-year career at Vanguard. Gus retired as our chief investment officer at the end of December, having set the highest of standards for both intellectual achievement and devotion to doing the right thing for clients, colleagues, and community.

Gus played a pivotal role in transforming indexing from a novelty to an investing mainstay, a change that has benefited all investors. In addition, he developed our active quantitative equity strategies, oversaw the growth of our industry-leading expertise in fixed income, and ultimately helped Vanguard to become a global investment manager responsible for $2 trillion in client assets.

As for the Midwestern values, Gus—a native of Ohio, incidentally—served our clients with a dedication to thrift, candor, and common sense that has helped make Vanguard what it is. His colleagues knew that in any situation they could count on him to keep a level-headed, long-term

Total Returns
Ten Years Ended December 31, 2012
Average
Annual Return
Institutional Index Fund Institutional Shares	7.11%
S&P 500 Index	7.10
Large-Cap Core Funds Average	5.64
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

outlook. Just two weeks after he started at Vanguard, he helped guide us through the stock market crash of 1987. Some 20 years later, he helped us navigate the financial crisis of 2008–2009.

An important aspect of Gus’s legacy is the team of world-class investment professionals that he cultivated at Vanguard. That team is now led by Tim Buckley, who oversaw our services for individual investors before becoming chief investment officer. I am confident that Tim will not only carry on Gus’s legacy, but also—as Gus himself put it—take Vanguard investment management to the next level.

As always, thank you for investing with Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 15, 2013

Institutional Index Fund

Fund Profile
As of December 31, 2012

Share-Class Characteristics
	Institutional	Institutional
	Shares	Plus Shares
Ticker Symbol	VINIX	VIIIX
Expense Ratio[1]	0.04%	0.02%
30-Day SEC Yield	2.25%	2.27%

Portfolio Characteristics
			DJ U.S.
			Total
			Market
		S&P 500	FA
	Fund	Index	Index
Number of Stocks	503	500	3,604
Median Market Cap	$56.4B	$56.4B	$35.1B
Price/Earnings Ratio	15.9x	15.9x	16.8x
Price/Book Ratio	2.1x	2.1x	2.1x
Return on Equity	18.7%	18.7%	17.1%
Earnings Growth Rate	9.7%	9.7%	9.7%
Dividend Yield	2.3%	2.3%	2.1%
Foreign Holdings	0.0%	0.0%	0.0%
Turnover Rate	5%	—	—
Short-Term Reserves	-0.1%	—	—

Sector Diversification (% of equity exposure)
			DJ U.S.
			Total
			Market
		S&P 500	FA
	Fund	Index	Index
Consumer Discretionary	11.5%	11.5%	12.3%
Consumer Staples	10.6	10.6	9.3
Energy	11.0	11.0	10.2
Financials	15.6	15.6	16.9
Health Care	12.0	12.0	11.7
Industrials	10.1	10.1	11.1
Information Technology	19.1	19.1	18.3
Materials	3.6	3.6	4.0
Telecommunication Services	3.1	3.1	2.7
Utilities	3.4	3.4	3.5

Volatility Measures
		DJ U.S.
		Total
		Market
	S&P 500	FA
	Index	Index
R-Squared	1.00	1.00
Beta	1.00	0.96

These measures show the degree and timing of the fund’s
fluctuations compared with the indexes over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	3.9%
Exxon Mobil Corp.	Integrated Oil & Gas	3.1
General Electric Co.	Industrial
	Conglomerates	1.7
Chevron Corp.	Integrated Oil & Gas	1.7
International Business	IT Consulting &
Machines Corp.	Other Services	1.6
Microsoft Corp.	Systems Software	1.6
Johnson & Johnson	Pharmaceuticals	1.5
AT&T Inc.	Integrated
	Telecommunication
	Services	1.5
Google Inc. Class A	Internet Software &
	Services	1.5
Procter & Gamble Co.	Household Products	1.4
Top Ten		19.5%

The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 27, 2012. For the fiscal year ended December 31, 2012, the expense ratios were 0.040% for Institutional Shares and 0.020% for Institutional Plus Shares.

7

Institutional Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2002, Through December 31, 2012
Initial Investment of $5,000,000

		Average Annual Total Returns
		Periods Ended December 31, 2012
					Final Value
		One	Five	Ten	of a $5,000,000
		Year	Years	Years	Investment
	Institutional Index Fund Institutional
	Shares	15.98%	1.69%	7.11%	$9,936,915
••••••••	S&P 500 Index	16.00	1.66	7.10	9,928,999
– – – –	Large-Cap Core Funds Average	14.94	0.50	5.64	8,658,476
	Dow Jones U.S. Total Stock Market
	Float-Adjusted Index	16.38	2.21	7.95	10,742,011
Large-Cap Core Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $200,000,000
	Year	Years	Years	Investment
Institutional Index Fund Institutional Plus
Shares	16.00%	1.72%	7.14%	$398,457,435
S&P 500 Index	16.00	1.66	7.10	397,159,952
Dow Jones U.S. Total Stock Market
Float-Adjusted Index	16.38	2.21	7.95	429,680,456

See Financial Highlights for dividend and capital gains information.

8

Institutional Index Fund

Fiscal-Year Total Returns (%): December 31, 2002, Through December 31, 2012

9

Institutional Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (11.4%)
	Comcast Corp. Class A	23,502,397	878,520
	Home Depot Inc.	13,699,435	847,310
*	Amazon.com Inc.	3,320,157	833,824
	McDonald’s Corp.	9,198,841	811,430
	Walt Disney Co.	16,236,898	808,435
	News Corp. Class A	18,474,379	471,836
	Ford Motor Co.	34,933,533	452,389
	Time Warner Inc.	8,675,678	414,958
	Lowe’s Cos. Inc.	10,304,997	366,034
	Starbucks Corp.	6,813,335	365,331
	Target Corp.	5,962,992	352,830
	NIKE Inc. Class B	6,687,794	345,090
*	priceline.com Inc.	456,897	283,824
	TJX Cos. Inc.	6,681,966	283,650
*	DIRECTV	5,535,506	277,661
	Yum! Brands Inc.	4,139,779	274,881
	Time Warner Cable Inc.	2,765,105	268,741
	Viacom Inc. Class B	4,233,275	223,263
	CBS Corp. Class B	5,414,454	206,020
	Johnson Controls Inc.	6,265,534	192,352
	Carnival Corp.	4,085,497	150,224
	Coach Inc.	2,599,541	144,301
	Macy’s Inc.	3,621,997	141,330
	McGraw-Hill Cos. Inc.	2,544,654	139,116
*	Discovery
	Communications Inc.
	Class A	2,188,662	138,936
	VF Corp.	807,552	121,916
	Omnicom Group Inc.	2,420,735	120,940
*	AutoZone Inc.	338,414	119,944
*	Bed Bath & Beyond Inc.	2,100,177	117,421
	Mattel Inc.	3,144,232	115,142
	Ross Stores Inc.	2,037,802	110,347
*	Dollar General Corp.	2,406,309	106,094
	Limited Brands Inc.	2,193,316	103,218
	Starwood Hotels &
	Resorts Worldwide Inc.	1,795,813	103,008

	Harley-Davidson Inc.	2,073,356	101,263
*	O’Reilly Automotive Inc.	1,049,481	93,845
	Genuine Parts Co.	1,420,340	90,305
*	Chipotle Mexican Grill Inc.
	Class A	288,370	85,779
	Gap Inc.	2,723,817	84,547
*	Dollar Tree Inc.	2,080,230	84,374
	Ralph Lauren Corp.
	Class A	561,709	84,211
	Marriott International Inc.
	Class A	2,253,392	83,984
	Kohl’s Corp.	1,937,493	83,274
	Wynn Resorts Ltd.	728,236	81,919
*	CarMax Inc.	2,096,785	78,713
*	BorgWarner Inc.	1,072,495	76,812
*	Delphi Automotive plc	2,001,153	76,544
	Nordstrom Inc.	1,393,577	74,556
	Whirlpool Corp.	713,514	72,600
	Staples Inc.	6,175,402	70,400
	Wyndham
	Worldwide Corp.	1,285,481	68,400
	PetSmart Inc.	984,106	67,254
	Tiffany & Co.	1,092,126	62,623
	Newell Rubbermaid Inc.	2,635,688	58,697
	Lennar Corp. Class A	1,504,457	58,177
*	PulteGroup Inc.	3,115,467	56,577
	Family Dollar Stores Inc.	877,801	55,661
	Darden Restaurants Inc.	1,178,609	53,120
	Expedia Inc.	852,828	52,406
	DR Horton Inc.	2,559,167	50,620
*,^	Netflix Inc.	508,248	47,155
	H&R Block Inc.	2,482,118	46,093
	Scripps Networks
	Interactive Inc. Class A	795,283	46,063
*	Fossil Inc.	494,211	46,011
	Interpublic Group of
	Cos. Inc.	3,946,768	43,493
*	TripAdvisor Inc.	1,002,877	42,081
	Garmin Ltd.	998,964	40,778
*	Urban Outfitters Inc.	1,001,239	39,409

10

Institutional Index Fund

			Market
			Value
		Shares	($000)
	Hasbro Inc.	1,059,899	38,050
	Gannett Co. Inc.	2,102,287	37,862
	Leggett & Platt Inc.	1,292,588	35,184
	Abercrombie & Fitch Co.	727,898	34,917
	International
	Game Technology	2,437,695	34,542
*	Goodyear Tire &
	Rubber Co.	2,241,270	30,952
	Comcast Corp.	844,535	30,361
	Cablevision Systems
	Corp. Class A	1,974,306	29,496
	Best Buy Co. Inc.	2,443,643	28,957
^	GameStop Corp. Class A	1,108,678	27,817
	Harman International
	Industries Inc.	620,612	27,704
^	JC Penney Co. Inc.	1,303,902	25,700
*	Apollo Group Inc. Class A	915,268	19,147
	Washington Post Co.
	Class B	41,415	15,125
*	Big Lots Inc.	529,613	15,073
*	AutoNation Inc.	356,493	14,153
			13,393,100
Consumer Staples (10.6%)
	Procter & Gamble Co.	25,051,943	1,700,776
	Coca-Cola Co.	35,341,362	1,281,124
	Philip Morris
	International Inc.	15,306,238	1,280,214
	Wal-Mart Stores Inc.	15,325,166	1,045,636
	PepsiCo Inc.	14,172,901	969,852
	Altria Group Inc.	18,554,964	582,997
	CVS Caremark Corp.	11,422,786	552,292
	Colgate-Palmolive Co.	4,069,443	425,420
	Mondelez International
	Inc. Class A	16,282,604	414,718
	Costco Wholesale Corp.	3,962,158	391,342
	Kimberly-Clark Corp.	3,585,294	302,706
	Walgreen Co.	7,871,595	291,328
	Kraft Foods Group Inc.	5,428,067	246,814
	General Mills Inc.	5,912,045	238,906
	Sysco Corp.	5,386,062	170,523
	HJ Heinz Co.	2,938,200	169,475
	Archer-Daniels-Midland Co.	6,034,440	165,283
	Whole Foods Market Inc.	1,581,041	144,397
	Lorillard Inc.	1,186,138	138,387
	Estee Lauder Cos. Inc.
	Class A	2,199,780	131,679
	Kellogg Co.	2,266,167	126,566
	Reynolds American Inc.	2,970,622	123,073
	Mead Johnson
	Nutrition Co.	1,860,406	122,582
	Kroger Co.	4,708,063	122,504
	ConAgra Foods Inc.	3,734,377	110,164
	Hershey Co.	1,370,345	98,966
	Beam Inc.	1,456,783	88,995

	Brown-Forman Corp.
	Class B	1,387,673	87,770
	Clorox Co.	1,194,597	87,468
	JM Smucker Co.	993,140	85,648
	Dr Pepper Snapple
	Group Inc.	1,905,435	84,182
	Coca-Cola Enterprises Inc.	2,470,475	78,388
	McCormick & Co. Inc.	1,214,326	77,146
*	Monster Beverage Corp.	1,366,301	72,250
	Molson Coors Brewing
	Co. Class B	1,428,198	61,113
	Campbell Soup Co.	1,642,386	57,303
	Avon Products Inc.	3,960,473	56,872
	Tyson Foods Inc. Class A	2,630,346	51,029
*	Constellation Brands Inc.
	Class A	1,387,939	49,119
^	Safeway Inc.	2,192,205	39,657
	Hormel Foods Corp.	1,226,668	38,284
*	Dean Foods Co.	1,694,817	27,982
			12,390,930
Energy (10.9%)
	Exxon Mobil Corp.	41,774,034	3,615,543
	Chevron Corp.	17,932,324	1,939,201
	Schlumberger Ltd.	12,163,765	842,827
	ConocoPhillips	11,122,293	644,982
	Occidental
	Petroleum Corp.	7,423,295	568,699
	Anadarko Petroleum Corp.	4,579,181	340,279
	Phillips 66	5,734,120	304,482
	EOG Resources Inc.	2,482,043	299,806
	Halliburton Co.	8,502,871	294,965
	Apache Corp.	3,585,253	281,442
	National Oilwell Varco Inc.	3,911,641	267,361
	Kinder Morgan Inc.	5,794,535	204,721
	Williams Cos. Inc.	6,174,208	202,144
	Marathon Oil Corp.	6,472,764	198,455
	Marathon Petroleum Corp.	3,107,903	195,798
	Devon Energy Corp.	3,451,239	179,602
	Valero Energy Corp.	5,072,075	173,059
	Spectra Energy Corp.	6,100,886	167,042
	Noble Energy Inc.	1,630,069	165,843
	Baker Hughes Inc.	4,028,472	164,523
	Hess Corp.	2,722,758	144,197
*	Cameron
	International Corp.	2,260,766	127,643
	Ensco plc Class A	2,128,493	126,177
	Pioneer Natural
	Resources Co.	1,129,288	120,371
*	Southwestern Energy Co.	3,202,025	106,980
	Murphy Oil Corp.	1,691,828	100,748
	Cabot Oil & Gas Corp.	1,922,917	95,646
	Range Resources Corp.	1,490,253	93,633
*	FMC Technologies Inc.	2,178,518	93,306
	EQT Corp.	1,371,035	80,864
	Noble Corp.	2,313,804	80,567

11

Institutional Index Fund

			Market
			Value
		Shares	($000)
	Chesapeake Energy Corp.	4,750,782	78,958
	CONSOL Energy Inc.	2,087,356	67,004
	Peabody Energy Corp.	2,459,510	65,447
*	Denbury Resources Inc.	3,546,516	57,453
	Tesoro Corp.	1,286,974	56,691
	Helmerich & Payne Inc.	968,924	54,269
	QEP Resources Inc.	1,632,359	49,411
	Diamond Offshore
	Drilling Inc.	636,059	43,226
*	Nabors Industries Ltd.	2,656,791	38,391
*	Rowan Cos. plc Class A	1,136,336	35,533
*	Newfield Exploration Co.	1,237,222	33,133
*	WPX Energy Inc.	1,822,435	27,118
	Energy Transfer
	Partners LP	1	—
			12,827,540
Financials (15.5%)
	Wells Fargo & Co.	44,856,712	1,533,202
	JPMorgan Chase & Co.	34,829,784	1,531,466
*	Berkshire Hathaway Inc.
	Class B	15,574,143	1,397,001
	Bank of America Corp.	98,752,594	1,145,530
	Citigroup Inc.	26,868,840	1,062,931
	US Bancorp	17,228,820	550,288
	Goldman Sachs
	Group Inc.	4,047,544	516,305
	American Express Co.	8,920,442	512,747
*	American International
	Group Inc.	13,526,647	477,491
	Simon Property
	Group Inc.	2,834,500	448,106
	MetLife Inc.	9,996,811	329,295
	Capital One
	Financial Corp.	5,329,839	308,758
	PNC Financial Services
	Group Inc.	4,845,879	282,563
	American Tower
	Corporation	3,622,490	279,910
	Bank of New York
	Mellon Corp.	10,707,571	275,185
	Travelers Cos. Inc.	3,495,160	251,022
	ACE Ltd.	3,113,587	248,464
	Morgan Stanley	12,663,089	242,118
	BlackRock Inc.	1,149,530	237,619
	Aflac Inc.	4,296,566	228,234
	Prudential Financial Inc.	4,251,565	226,736
	State Street Corp.	4,258,963	200,214
	Public Storage	1,321,224	191,525
	HCP Inc.	4,142,269	187,148
	BB&T Corp.	6,410,702	186,616
	Chubb Corp.	2,400,236	180,786
	Discover
	Financial Services	4,625,224	178,302
	Allstate Corp.	4,414,555	177,333
	Ventas Inc.	2,708,229	175,277

	Marsh & McLennan
	Cos. Inc.	4,988,169	171,942
	Equity Residential	2,948,132	167,071
	Aon plc	2,920,004	162,352
	Franklin Resources Inc.	1,264,472	158,944
	Prologis Inc.	4,223,309	154,109
	T. Rowe Price Group Inc.	2,335,322	152,100
	Boston Properties Inc.	1,382,384	146,270
	Health Care REIT Inc.	2,379,478	145,838
	Charles Schwab Corp.	10,048,053	144,290
	CME Group Inc.	2,810,512	142,521
	AvalonBay
	Communities Inc.	1,048,130	142,116
	SunTrust Banks Inc.	4,937,340	139,974
	Weyerhaeuser Co.	4,962,096	138,045
	Fifth Third Bancorp	8,223,638	124,917
	Vornado Realty Trust	1,552,160	124,297
	Ameriprise Financial Inc.	1,885,990	118,120
	Loews Corp.	2,849,312	116,109
	M&T Bank Corp.	1,114,386	109,734
	Progressive Corp.	5,098,223	107,572
	Invesco Ltd.	4,068,882	106,157
	Host Hotels &
	Resorts Inc.	6,641,186	104,067
*	Berkshire Hathaway Inc.
	Class A	759	101,752
	Northern Trust Corp.	1,999,642	100,302
	Regions Financial Corp.	12,948,037	92,190
	Hartford Financial
	Services Group Inc.	3,998,115	89,718
	Moody’s Corp.	1,775,479	89,342
*	IntercontinentalExchange
	Inc.	666,404	82,507
	SLM Corp.	4,235,145	72,548
	Kimco Realty Corp.	3,735,407	72,168
	Principal Financial
	Group Inc.	2,529,008	72,127
	KeyCorp	8,555,780	72,040
	NYSE Euronext	2,226,889	70,236
	XL Group plc Class A	2,754,703	69,033
	Plum Creek Timber
	Co. Inc.	1,480,693	65,698
	Lincoln National Corp.	2,520,270	65,275
*	CBRE Group Inc. Class A	2,762,538	54,974
	Comerica Inc.	1,744,441	52,926
	Cincinnati Financial Corp.	1,341,812	52,545
	Unum Group	2,521,404	52,496
	Huntington
	Bancshares Inc.	7,833,125	50,054
	Torchmark Corp.	870,027	44,954
	Leucadia National Corp.	1,812,569	43,121
	People’s United
	Financial Inc.	3,180,405	38,451
	Zions Bancorporation	1,685,104	36,061

12

Institutional Index Fund

			Market
			Value
		Shares	($000)
	Apartment Investment
	& Management Co.
	Class A	1,331,672	36,035
	Hudson City Bancorp Inc.	4,349,335	35,360
*	Genworth Financial Inc.
	Class A	4,499,840	33,794
	Legg Mason Inc.	1,072,455	27,584
	NASDAQ OMX
	Group Inc.	1,071,350	26,794
	Assurant Inc.	720,063	24,986
	First Horizon
	National Corp.	2,268,279	22,479
*	E*TRADE Financial Corp.	2,355,456	21,081
	Federated Investors Inc.
	Class B	6	—
			18,207,348
Health Care (12.0%)
	Johnson & Johnson	25,391,264	1,779,928
	Pfizer Inc.	67,458,321	1,691,855
	Merck & Co. Inc.	27,854,287	1,140,355
	Abbott Laboratories	14,482,677	948,615
	Amgen Inc.	7,030,940	606,911
*	Gilead Sciences Inc.	6,942,011	509,891
	UnitedHealth Group Inc.	9,359,491	507,659
	Bristol-Myers Squibb Co.	15,124,477	492,907
	Eli Lilly & Co.	9,356,763	461,476
*	Express Scripts
	Holding Co.	7,480,342	403,938
	Medtronic Inc.	9,266,672	380,119
	Baxter International Inc.	5,033,768	335,551
*	Biogen Idec Inc.	2,167,939	317,972
*	Celgene Corp.	3,875,677	305,093
	Allergan Inc.	2,817,868	258,483
	Covidien plc	4,337,552	250,450
	Thermo Fisher
	Scientific Inc.	3,300,661	210,516
	McKesson Corp.	2,162,847	209,710
*	Intuitive Surgical Inc.	364,352	178,667
	WellPoint Inc.	2,782,367	169,502
*	Alexion
	Pharmaceuticals Inc.	1,780,227	167,003
	Stryker Corp.	2,647,690	145,146
	Aetna Inc.	3,065,873	141,950
	Becton Dickinson and Co.	1,804,797	141,117
	Cigna Corp.	2,619,694	140,049
	Agilent Technologies Inc.	3,192,888	130,717
	Cardinal Health Inc.	3,113,486	128,213
	Zimmer Holdings Inc.	1,589,875	105,981
*	Cerner Corp.	1,336,314	103,751
*	Mylan Inc.	3,734,313	102,619
	St. Jude Medical Inc.	2,823,999	102,059
*	Watson
	Pharmaceuticals Inc.	1,170,727	100,683
	Humana Inc.	1,449,888	99,506

*	Edwards
	Lifesciences Corp.	1,057,560	95,360
	AmerisourceBergen
	Corp. Class A	2,157,765	93,172
*	DaVita HealthCare
	Partners Inc.	768,142	84,903
	Quest Diagnostics Inc.	1,456,715	84,883
	Perrigo Co.	808,000	84,056
*	Life Technologies Corp.	1,575,315	77,316
*	Forest Laboratories Inc.	2,145,254	75,770
*	Laboratory Corp. of
	America Holdings	866,888	75,090
*	Boston Scientific Corp.	12,581,758	72,093
*	Varian Medical
	Systems Inc.	1,002,620	70,424
*	Waters Corp.	796,926	69,428
	CR Bard Inc.	701,561	68,571
*	CareFusion Corp.	2,033,738	58,124
	Coventry Health Care Inc.	1,232,691	55,262
	DENTSPLY
	International Inc.	1,300,762	51,523
*	Hospira Inc.	1,511,693	47,225
	PerkinElmer Inc.	1,050,173	33,333
	Tenet Healthcare Corp.	974,227	31,633
	Patterson Cos. Inc.	765,239	26,194
			14,022,752
Industrials (10.1%)
	General Electric Co.	96,078,826	2,016,695
	United Technologies Corp.	7,726,029	633,612
	Union Pacific Corp.	4,310,024	541,856
	3M Co.	5,832,620	541,559
	Caterpillar Inc.	5,991,659	536,733
	United Parcel Service
	Inc. Class B	6,555,858	483,363
	Boeing Co.	6,218,302	468,611
	Honeywell
	International Inc.	7,177,702	455,569
	Emerson Electric Co.	6,635,006	351,390
	Deere & Co.	3,588,775	310,142
	Danaher Corp.	5,331,363	298,023
	Precision Castparts Corp.	1,333,589	252,608
	FedEx Corp.	2,676,518	245,490
	Illinois Tool Works Inc.	3,906,733	237,568
	Eaton Corp. plc	4,231,064	229,324
	Lockheed Martin Corp.	2,460,944	227,121
	General Dynamics Corp.	3,041,055	210,654
	CSX Corp.	9,450,400	186,456
	Norfolk Southern Corp.	2,895,931	179,084
	Cummins Inc.	1,619,673	175,492
	Raytheon Co.	3,022,568	173,979
	Northrop Grumman Corp.	2,249,063	151,992
	PACCAR Inc.	3,234,910	146,250
	Waste Management Inc.	3,995,714	134,815
	Tyco International Ltd.	4,267,455	124,823
	Ingersoll-Rand plc	2,565,112	123,023

13

Institutional Index Fund

			Market
			Value
		Shares	($000)
	Parker Hannifin Corp.	1,367,001	116,277
	Fastenal Co.	2,470,935	115,368
	Stanley Black &
	Decker Inc.	1,546,715	114,411
	WW Grainger Inc.	547,660	110,830
	Dover Corp.	1,640,328	107,786
	Rockwell Automation Inc.	1,276,605	107,222
	Roper Industries Inc.	901,625	100,513
	ADT Corp.	2,130,228	99,034
	Pentair Ltd.	1,925,411	94,634
	CH Robinson
	Worldwide Inc.	1,475,883	93,305
	Fluor Corp.	1,525,880	89,630
	Republic Services Inc.
	Class A	2,738,140	80,310
	Expeditors International
	of Washington Inc.	1,915,046	75,740
	Rockwell Collins Inc.	1,284,917	74,744
*	Stericycle Inc.	787,138	73,416
	Southwest Airlines Co.	6,762,744	69,250
	Flowserve Corp.	457,716	67,193
	L-3 Communications
	Holdings Inc.	862,018	66,048
	Textron Inc.	2,582,646	64,024
	Joy Global Inc.	970,354	61,889
	Pall Corp.	1,018,126	61,352
	Equifax Inc.	1,096,089	59,320
	Masco Corp.	3,272,606	54,522
*	Quanta Services Inc.	1,953,476	53,310
*	Jacobs Engineering
	Group Inc.	1,192,169	50,751
	Iron Mountain Inc.	1,526,212	47,389
	Xylem Inc.	1,699,864	46,066
	Snap-on Inc.	532,837	42,089
	Robert Half
	International Inc.	1,287,636	40,973
	Cintas Corp.	971,247	39,724
	Dun & Bradstreet Corp.	407,631	32,060
	Avery Dennison Corp.	911,164	31,818
	Ryder System Inc.	468,217	23,378
^	Pitney Bowes Inc.	1,838,833	19,565
			11,820,173
Information Technology (18.9%)
	Apple Inc.	8,618,890	4,594,127
	International Business
	Machines Corp.	9,731,637	1,864,095
	Microsoft Corp.	69,402,869	1,855,139
*	Google Inc. Class A	2,438,655	1,729,909
	Oracle Corp.	34,440,112	1,147,545
	QUALCOMM Inc.	15,612,967	968,316
	Cisco Systems Inc.	48,645,361	955,881
	Intel Corp.	45,591,997	940,563
	Visa Inc. Class A	4,776,552	724,030
*	eBay Inc.	10,670,521	544,410
*	EMC Corp.	19,302,191	488,345

	Mastercard Inc. Class A	979,149	481,036
	Accenture plc Class A	5,850,574	389,063
	Texas Instruments Inc.	10,269,480	317,738
	Hewlett-Packard Co.	18,015,370	256,719
	Automatic Data
	Processing Inc.	4,448,287	253,597
*	Cognizant Technology
	Solutions Corp. Class A	2,750,616	203,683
*	Salesforce.com Inc.	1,197,089	201,231
*	Yahoo! Inc.	9,536,445	189,775
*	Adobe Systems Inc.	4,536,146	170,922
	Corning Inc.	13,541,378	170,892
	Broadcom Corp. Class A	4,754,517	157,897
	Intuit Inc.	2,550,020	151,726
	TE Connectivity Ltd.	3,872,064	143,731
	Motorola Solutions Inc.	2,570,290	143,114
	Dell Inc.	13,371,750	135,456
	Applied Materials Inc.	10,974,337	125,546
*	Symantec Corp.	6,358,359	119,601
	Analog Devices Inc.	2,761,465	116,147
*	Citrix Systems Inc.	1,710,928	112,494
*	NetApp Inc.	3,283,130	110,149
	Altera Corp.	2,937,566	101,170
*	Fiserv Inc.	1,222,983	96,652
*	SanDisk Corp.	2,215,681	96,515
*	Teradata Corp.	1,549,622	95,906
	Amphenol Corp. Class A	1,468,096	94,986
	Seagate Technology plc	3,078,699	93,839
*	Red Hat Inc.	1,770,053	93,742
*	Juniper Networks Inc.	4,724,457	92,930
	Paychex Inc.	2,964,212	92,306
	Xilinx Inc.	2,388,978	85,764
	Western Digital Corp.	2,007,336	85,292
	Fidelity National
	Information Services Inc.	2,281,835	79,431
	Xerox Corp.	11,569,561	78,904
	Western Union Co.	5,466,875	74,404
	KLA-Tencor Corp.	1,525,966	72,880
*	Autodesk Inc.	2,059,156	72,791
	Linear Technology Corp.	2,120,452	72,731
*	F5 Networks Inc.	724,427	70,378
	NVIDIA Corp.	5,726,020	70,373
	CA Inc.	3,072,510	67,534
*	Akamai Technologies Inc.	1,626,295	66,532
*	Micron Technology Inc.	9,325,110	59,214
	Microchip Technology Inc.	1,783,424	58,122
	Computer Sciences Corp.	1,423,919	57,028
*	Lam Research Corp.	1,570,259	56,733
*	VeriSign Inc.	1,422,861	55,235
*	BMC Software Inc.	1,306,350	51,810
	Harris Corp.	1,040,720	50,954
*	Electronic Arts Inc.	2,791,709	40,564
*	LSI Corp.	5,063,145	35,847
	Molex Inc.	1,264,084	34,547
	Jabil Circuit Inc.	1,711,434	33,014

14

Institutional Index Fund

			Market
			Value
		Shares	($000)
	Total System Services Inc.	1,469,990	31,487
	FLIR Systems Inc.	1,376,950	30,720
	SAIC Inc.	2,596,099	29,388
*	Teradyne Inc.	1,718,775	29,030
*	JDS Uniphase Corp.	2,140,525	28,983
*,^	First Solar Inc.	550,128	16,988
*	Advanced Micro
	Devices Inc.	5,536,659	13,288
			22,230,889
Materials (3.6%)
	Monsanto Co.	4,898,259	463,620
	EI du Pont de Nemours
	& Co.	8,543,829	384,216
	Dow Chemical Co.	10,988,045	355,134
	Praxair Inc.	2,722,506	297,978
	Freeport-McMoRan
	Copper & Gold Inc.	8,698,350	297,484
	Newmont Mining Corp.	4,548,732	211,243
	LyondellBasell Industries
	NV Class A	3,478,427	198,583
	PPG Industries Inc.	1,405,129	190,184
	Ecolab Inc.	2,415,536	173,677
	Air Products &
	Chemicals Inc.	1,950,401	163,873
	International Paper Co.	4,023,946	160,314
	Mosaic Co.	2,535,228	143,570
	Nucor Corp.	2,910,614	125,680
	Sherwin-Williams Co.	784,216	120,628
	CF Industries
	Holdings Inc.	576,102	117,041
	Eastman Chemical Co.	1,405,363	95,635
	Alcoa Inc.	9,770,910	84,812
	Sigma-Aldrich Corp.	1,102,045	81,089
	FMC Corp.	1,259,129	73,684
	Ball Corp.	1,409,893	63,093
	Vulcan Materials Co.	1,187,673	61,818
	Airgas Inc.	644,199	58,809
	MeadWestvaco Corp.	1,601,945	51,054
	Cliffs Natural
	Resources Inc.	1,303,799	50,275
	International Flavors
	& Fragrances Inc.	747,580	49,744
*	Owens-Illinois Inc.	1,504,667	32,004
	Bemis Co. Inc.	945,929	31,651
	United States Steel Corp.	1,320,074	31,510
	Sealed Air Corp.	1,779,691	31,162
	Allegheny
	Technologies Inc.	981,918	29,811
			4,229,376
Telecommunication Services (3.0%)
	AT&T Inc.	52,042,001	1,754,336
	Verizon
	Communications Inc.	26,148,633	1,131,451
	CenturyLink Inc.	5,720,001	223,766

*	Crown Castle
	International Corp.	2,686,167	193,834
*	Sprint Nextel Corp.	27,531,175	156,102
	Windstream Corp.	5,380,886	44,554
^	Frontier
	Communications Corp.	9,134,972	39,097
*	MetroPCS
	Communications Inc.	2,898,187	28,808
			3,571,948
Utilities (3.4%)
	Duke Energy Corp.	6,452,734	411,684
	Southern Co.	8,009,116	342,870
	Dominion Resources Inc.	5,265,009	272,727
	NextEra Energy Inc.	3,877,730	268,300
	Exelon Corp.	7,827,588	232,793
	American Electric
	Power Co. Inc.	4,446,259	189,766
	FirstEnergy Corp.	3,832,128	160,030
	PG&E Corp.	3,939,922	158,306
	PPL Corp.	5,330,214	152,604
	Consolidated Edison Inc.	2,683,676	149,051
	Sempra Energy	2,061,018	146,209
	Public Service Enterprise
	Group Inc.	4,635,740	141,854
	Edison International	2,985,455	134,913
	Xcel Energy Inc.	4,468,161	119,345
	Northeast Utilities	2,876,787	112,425
	Entergy Corp.	1,628,639	103,826
	DTE Energy Co.	1,576,841	94,689
	ONEOK Inc.	1,873,388	80,087
	Wisconsin Energy Corp.	2,106,457	77,623
	CenterPoint Energy Inc.	3,917,005	75,402
	NiSource Inc.	2,838,564	70,652
	Ameren Corp.	2,223,474	68,305
	NRG Energy Inc.	2,953,414	67,899
	AES Corp.	5,658,738	60,549
	CMS Energy Corp.	2,418,504	58,963
	SCANA Corp.	1,207,849	55,126
	Pinnacle West
	Capital Corp.	1,005,403	51,255
	AGL Resources Inc.	1,077,620	43,073
	Pepco Holdings Inc.	2,099,524	41,172
	Integrys Energy
	Group Inc.	712,833	37,224
	TECO Energy Inc.	1,864,445	31,248
			4,009,970
Total Common Stocks
(Cost $97,330,520)			116,704,026

15

Institutional Index Fund

			Market
			Value
		Shares	($000)
Temporary Cash Investments (0.5%)[1]
	Money Market Fund (0.5%)
[2,3]	Vanguard Market
	Liquidity Fund,
	0.162%	527,432,305	527,432

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.0%)
4	Fannie Mae
	Discount Notes,
	0.097%, 3/27/13	200	200
[4,5]	Freddie Mac
	Discount Notes,
	0.140%, 2/11/13	32,000	31,996
			32,196
Total Temporary Cash Investments
	(Cost $559,627)		559,628
	Total Investments (99.9%)
	(Cost $97,890,147)		117,263,654
Other Assets and Liabilities (0.1%)
	Other Assets		424,722
	Liabilities[3]		(347,150)
			77,572
	Net Assets (100%)		117,341,226

At December 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	99,037,514
Undistributed Net Investment Income	17,455
Accumulated Net Realized Losses	(1,085,816)
Unrealized Appreciation (Depreciation)
Investment Securities	19,373,507
Futures Contracts	(1,434)
Net Assets	117,341,226

Institutional Shares—Net Assets
Applicable to 521,400,488 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	68,055,085
Net Asset Value Per Share—
Institutional Shares	$130.52

Institutional Plus Shares—Net Assets
Applicable to 377,586,826 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	49,286,141
Net Asset Value Per Share—
Institutional Plus Shares	$130.53

See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $43,344,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $45,595,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $31,996,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

16

Institutional Index Fund

Statement of Operations

Year Ended
December 31, 2012
($000)
Investment Income
Income
Dividends	2,527,764
Interest[1]	633
Security Lending	6,378
Total Income	2,534,775
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	26,348
Management and Administrative—Institutional Plus Shares	8,786
Total Expenses	35,134
Net Investment Income	2,499,641
Realized Net Gain (Loss)
Investment Securities Sold	1,400,677
Futures Contracts	99,944
Realized Net Gain (Loss)	1,500,621
Change in Unrealized Appreciation (Depreciation)
Investment Securities	11,487,545
Futures Contracts	(12,161)
Change in Unrealized Appreciation (Depreciation)	11,475,384
Net Increase (Decrease) in Net Assets Resulting from Operations	15,475,646
1 Interest income from an affiliated company of the fund was $584,000.

See accompanying Notes, which are an integral part of the Financial Statements.

17

Institutional Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	2,499,641	1,908,940
Realized Net Gain (Loss)	1,500,621	1,166,611
Change in Unrealized Appreciation (Depreciation)	11,475,384	(1,348,925)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,475,646	1,726,626
Distributions
Net Investment Income
Institutional Shares	(1,475,484)	(1,173,111)
Institutional Plus Shares	(1,018,134)	(734,615)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(2,493,618)	(1,907,726)
Capital Share Transactions
Institutional Shares	1,647,564	3,742,810
Institutional Plus Shares	9,172,090	1,649,326
Net Increase (Decrease) from Capital Share Transactions	10,819,654	5,392,136
Total Increase (Decrease)	23,801,682	5,211,036
Net Assets
Beginning of Period	93,539,544	88,328,508
End of Period[1]	117,341,226	93,539,544
1 Net Assets—End of Period includes undistributed net investment income of $17,455,000 and $11,432,000.

See accompanying Notes, which are an integral part of the Financial Statements.

18

Institutional Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$115.04	$115.01	$101.98	$82.54	$134.14
Investment Operations
Net Investment Income	2.835	2.361	2.118	2.207	2.521
Net Realized and Unrealized Gain (Loss)
on Investments	15.475	.029	13.032	19.441	(51.599)
Total from Investment Operations	18.310	2.390	15.150	21.648	(49.078)
Distributions
Dividends from Net Investment Income	(2.830)	(2.360)	(2.120)	(2.208)	(2.522)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.830)	(2.360)	(2.120)	(2.208)	(2.522)
Net Asset Value, End of Period	$130.52	$115.04	$115.01	$101.98	$82.54

Total Return	15.98%	2.09%	15.05%	26.63%	-36.95%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$68,055	$58,399	$54,686	$44,401	$31,543
Ratio of Total Expenses to
Average Net Assets	0.040%	0.044%	0.050%	0.050%	0.050%
Ratio of Net Investment Income to
Average Net Assets	2.27%	2.05%	2.05%	2.56%	2.28%
Portfolio Turnover Rate[1]	5%	5%	4%	11%	7%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

19

Institutional Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$115.05	$115.01	$101.98	$82.54	$134.14
Investment Operations
Net Investment Income	2.861	2.386	2.144	2.229	2.548
Net Realized and Unrealized Gain (Loss)
on Investments	15.474	.040	13.031	19.441	(51.598)
Total from Investment Operations	18.335	2.426	15.175	21.670	(49.050)
Distributions
Dividends from Net Investment Income	(2.855)	(2.386)	(2.145)	(2.230)	(2.550)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.855)	(2.386)	(2.145)	(2.230)	(2.550)
Net Asset Value, End of Period	$130.53	$115.05	$115.01	$101.98	$82.54

Total Return	16.00%	2.12%	15.07%	26.66%	-36.94%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$49,286	$35,141	$33,643	$24,767	$17,643
Ratio of Total Expenses to
Average Net Assets	0.020%	0.022%	0.025%	0.025%	0.025%
Ratio of Net Investment Income to
Average Net Assets	2.29%	2.07%	2.08%	2.59%	2.30%
Portfolio Turnover Rate[1]	5%	5%	4%	11%	7%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

20

Institutional Index Fund

Notes to Financial Statements

Vanguard Institutional Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who invest minimum amounts of $5 million and $200 million, respectively.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2012, the fund’s average investment in futures contracts represented less than 1% of net assets, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

21

Institutional Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund, or, for shareholder services, each class of shares. Effective June 2011, the annual fee rate was reduced to 0.04% for the Institutional Shares and 0.02% for the Institutional Plus Shares. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	116,704,026	—	—
Temporary Cash Investments	527,432	32,196	—
Futures Contracts—Assets[1]	16,556	—	—
Futures Contracts—Liabilities[1]	(316)	—	—
Total	117,247,698	32,196	—
1 Represents variation margin on the last day of the reporting period.

22

Institutional Index Fund

D. At December 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2013	1,051	373,131	1,039
E-mini S&P 500 Index	March 2013	3,570	253,488	(2,473)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2012, the fund realized $369,714,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

For tax purposes, at December 31, 2012, the fund had $17,018,000 of ordinary income available for distribution. The fund had available capital losses totaling $1,085,747,000 to offset future net capital gains. Of this amount, $764,352,000 is subject to expiration dates; $53,338,000 may be used to offset future net capital gains through December 31, 2014, $54,429,000 through December 31, 2015, and $656,585,000 through December 31, 2016. Capital losses of $321,395,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2012, the cost of investment securities for tax purposes was $97,891,214,000.

Net unrealized appreciation of investment securities for tax purposes was $19,372,440,000, consisting of unrealized gains of $28,231,196,000 on securities that had risen in value since their purchase and $8,858,756,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2012, the fund purchased $16,601,442,000 of investment securities and sold $5,698,983,000 of investment securities, other than temporary cash investments. Purchases and sales include $4,278,072,000 and $706,454,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

23

Institutional Index Fund

G. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	15,985,832	126,720	15,524,475	133,151
Issued in Lieu of Cash Distributions	1,371,165	10,686	1,095,297	9,510
Redeemed	(15,709,433)	(123,636)	(12,876,962)	(110,532)
Net Increase (Decrease) —Institutional Shares	1,647,564	13,770	3,742,810	32,129
Institutional Plus Shares
Issued	13,524,694	106,372	10,404,630	89,678
Issued in Lieu of Cash Distributions	974,640	7,592	715,050	6,205
Redeemed	(5,327,244)	(41,827)	(9,470,354)	(82,955)
Net Increase (Decrease) —Institutional Plus Shares	9,172,090	72,137	1,649,326	12,928

H. In preparing the financial statements as of December 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

24

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard Institutional Index Funds and the Shareholders of Vanguard Institutional Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Institutional Index Fund (constituting a separate portfolio of Vanguard Institutional Index Funds, hereafter referred to as the “Fund”) at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and broker and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 11, 2013

Special 2012 tax information (unaudited) for Vanguard Institutional Index Fund

This information for the fiscal year ended December 31, 2012, is included pursuant to provisions of the
Internal Revenue Code.

The fund distributed $2,493,618,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 96.4% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

25

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

26

Six Months Ended December 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Index Fund	6/30/2012	12/31/2012	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,059.37	$0.21
Institutional Plus Shares	1,000.00	1,059.55	0.10
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,025.00	$0.20
Institutional Plus Shares	1,000.00	1,025.10	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.040% for Institutional Shares and 0.020% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

27

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

28

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

29

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
of the U. S. Presidential Commission for the Study
IndependentTrustees	of Bioethical Issues.

Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal	JoAnn Heffernan Heisen
Occupation(s) During the Past Five Years: Executive	Born 1950. Trustee Since July 1998. Principal
Chief Staff and Marketing Officer for North America	Occupation(s) During the Past Five Years: Corporate
and Corporate Vice President (retired 2008) of Xerox	Vice President and Chief Global Diversity Officer
Corporation (document management products and	(retired 2008) and Member of the Executive
services); Executive in Residence and 2010	Committee (1997–2008) of Johnson & Johnson
Distinguished Minett Professor at the Rochester	(pharmaceuticals/medical devices/consumer
Institute of Technology; Director of SPX Corporation	products); Director of Skytop Lodge Corporation
(multi-industry manufacturing), the United Way of	(hotels), the University Medical Center at Princeton,
Rochester, Amerigroup Corporation (managed health	the Robert Wood Johnson Foundation, and the Center
care), the University of Rochester Medical Center,	for Talent Innovation; Member of the Advisory Board
Monroe Community College Foundation, and North	of the Maxwell School of Citizenship and Public Affairs
Carolina A&T University.	at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001.[2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Director of SKF AB
(chemicals); Director of Tyco International, Ltd.	(industrial machinery), Hillenbrand, Inc. (specialized
(diversified manufacturing and services), Hewlett-	consumer services), the Lumina Foundation for
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Michael S. Miller
Industries, Inc. (forklift trucks/housewares/lignite);	Kathleen C. Gubanich	James M. Norris
Director of Goodrich Corporation (industrial products/	Paul A. Heller	Glenn W. Reed
aircraft systems and services) and the National	Martha G. King	George U. Sauter
Association of Manufacturers; Chairman of the Board	Chris D. McIsaac
of the Federal Reserve Bank of Cleveland and of
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.	Chairman Emeritus and Senior Advisor

John J. Brennan
Peter F. Volanakis	Chairman, 1996–2009
Born 1955. Trustee Since July 2009. Principal	Chief Executive Officer and President, 1996–2008
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

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This material may be used in conjunction	sponsored, endorsed, sold or promoted by S&P Dow
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the fund’s current prospectus.	any representation regarding the advisability of
All comparative mutual fund data are from Lipper Inc. or	investing in such products.
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q940 022013

Annual Report | December 31, 2012

Vanguard Institutional Total Stock

Market Index Fund

> The broad U.S. stock market rode out another year of high uncertainty with strong gains, and Vanguard Institutional Total Stock Market Index Fund returned about 16.5%.

> Banks and consumer discretionary businesses generated the highest stock returns, utility and energy firms the lowest.

> The fund’s overall return closely tracked that of its benchmark index.

Contents
Your Fund’s Total Returns.	1
Chairman’s Letter.	2
Fund Profile.	7
Performance Summary.	8
Financial Statements.	10
About Your Fund’s Expenses.	56
Glossary.	58

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice.
Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.
See the Glossary for definitions of investment terms used in this report.
About the cover: Our cover photograph shows rigging on the HMSSurprise, a replica of an 18th-century Royal Navy frigate. It was featured in the 2003 movie Master and Commander: The Far Side of the World, which was based on Patrick O’Brian’s sea novels, set amid the Napoleonic Wars. Vanguard was named for another ship of that era, the HMSVanguard, which was the flagship of British Admiral Horatio Nelson at the Battle of the Nile.

Your Fund’s Total Returns

Fiscal Year Ended December 31, 2012

Total
Returns
Vanguard Institutional Total Stock Market Index Fund
Institutional Shares	16.47%
Institutional Plus Shares	16.53
MSCI US Broad Market Index	16.44
Multi-Cap Core Funds Average	14.93
Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

Institutional Shares and Institutional Plus Shares are available to certain institutional investors who meet specific administrative, service, and account-size criteria.

Your Fund’s Performance at a Glance
December 31, 2011, Through December 31, 2012

			Distributions Per Share
	Starting	Ending	Income	Capital
	Share Price	Share Price	Dividends	Gains
Vanguard Institutional Total Stock Market Index Fund
Institutional Shares	$28.32	$32.27	$0.694	$0.000
Institutional Plus Shares	28.32	32.28	0.700	0.000

1

Chairman’s Letter

Dear Shareholder,

The broad U.S. stock market rode out political, economic, and fiscal uncertainty to end the year with solid returns. Twice, the market seemed poised to tumble as concern flared in the spring and fall over all-too-familiar woes: the economy’s sluggish recovery, Europe’s debt predicament, Asia’s slowdown, and Washington’s fiscal gridlock. Yet throughout, the market managed to stay in positive territory.

Vanguard Institutional Total Stock Market Index Fund closely tracked its benchmark, the MSCI US Broad Market Index, which gained more than 16% for the year. The fund’s peers returned close to 15% on average.

With help from central banks, stocks posted strong results

Stocks around the world recorded double-digit gains for the 12 months ended December 31, with international stocks faring even better than their U.S. counterparts.

European stocks shook off investors’ concerns to deliver some of the best results, rising about 19% compared with about 16% for U.S. stocks. The rally came as European central bankers moved to address worries about the finances of governments and banks. Still, Vanguard economists expect Europe to remain a trouble spot, with occasional spikes in market volatility, as fiscal tightening persists in the face of weak economic growth.

2

In the United States, the Federal Reserve continued buying bonds and mortgage-backed securities to try to stimulate growth. The Fed’s actions seemed to buoy both stock and bond returns.

Attention to the nation’s considerable budget challenges intensified as 2012 drew to a close. The focus on the “fiscal cliff” led to nervousness in the markets before policymakers reached a limited tax-rate agreement on the cusp of the new year. The compromise legislation, which President Barack Obama signed into law on January 2, addressed some immediate concerns, but a credible long-term deficit-reduction strategy had yet to be crafted to resolve the nation’s fiscal imbalance and open the way for growth.

Bond returns were solid, but challenges lie ahead

The broad U.S. taxable bond market returned about 4% for the 12 months.

Municipal bonds performed especially well, returning more than 6%.

As bond prices rose, the yield of the 10-year U.S. Treasury note slipped to a record low in July, closing below 1.5%. (Bond yields and prices move in opposite directions.) By the end of the period, the yield had climbed, but it remained exceptionally low by historical standards.

Market Barometer

	Average Annual Total Returns
	Periods Ended December 31, 2012
	One	Three	Five
	Year	Years	Years
Stocks
Russell 1000 Index (Large-caps)	16.42%	11.12%	1.92%
Russell 2000 Index (Small-caps)	16.35	12.25	3.56
Russell 3000 Index (Broad U.S. market)	16.42	11.20	2.04
MSCI All Country World Index ex USA (International)	16.83	3.87	-2.89

Bonds
Barclays U.S. Aggregate Bond Index (Broad taxable market)	4.21%	6.19%	5.95%
Barclays Municipal Bond Index (Broad tax-exempt market)	6.78	6.57	5.91
Citigroup Three-Month U.S. Treasury Bill Index	0.07	0.08	0.44

CPI
Consumer Price Index	1.74%	2.06%	1.80%

3

Although bonds can provide critical diversification benefits to a portfolio, their prospects look much less promising than they had in recent years. As yields have tumbled, the opportunity for future bond price appreciation has greatly diminished. (You can read more about our expectations for bond and stock returns in Vanguard’s Economic and Investment Outlook, available at vanguard.com/research.)

As it has since late 2008, the Fed held its target for short-term interest rates between 0% and 0.25%, which kept a tight lid on returns from money market funds and savings accounts.

Consumer discretionary and bank stocks led strong returns in most sectors

Vanguard Institutional Total Stock Market Index Fund benefited from robust returns across much of the business landscape. While overall economic growth remained modest in 2012, the improving housing market and low interest rates were notable tonics.

Investors saw particular value in banks and in firms involved in the production and sale of discretionary consumer goods and services—two sectors heavily represented in the fund. As demand for homes picked up, investors bid up stocks related to the various nonessentials—things like new cars, TVs, cable hookups—that often go with homeownership and better times in general.

This heartier investor appetite for stocks associated with economic expansion meant a modest performance for utilities stocks, which are often considered recession-resistant. Utilities’ small weighting in the fund muted the effect of their relative weakness.

Energy stocks also underperformed. Energy companies’ earnings fell in the spring as oil prices slumped amid concern that the U.S. and global economies were about to slow sharply.

Solid long-term performance through a difficult decade

Over the past decade, Institutional Shares of Vanguard Institutional Total Stock Market Index Fund had an annual average return of 8.01%, consistent with the fund’s objective of closely tracking its benchmark index, which returned 7.97%. For the decade, the fund outperformed the 6.67% average return of its peers.

Your fund will seek to track a new benchmark index

In early October, we announced that

Vanguard Institutional Total Stock Market Index Fund would adopt a new target benchmark as part of a broader transition affecting 22 of our index funds. The transition, which was completed for this fund on January 15, 2013, is expected to produce significant long-term savings for Vanguard clients.

4

The fund’s new benchmark is the CRSP US Total Market Index, supplied by the University of Chicago’s Center for Research in Security Prices (CRSP). CRSP is one of 11 research centers at the University of Chicago Booth School of Business. In 1960, the organization pioneered the development of U.S. stock market data that are widely used in academic and investment research today.

Gus Sauter united traditional values with pioneering investment acumen

When I was interviewing for a job at Vanguard in the mid-1980s, Jack Brennan, who would go on to become our chairman and CEO and now chairman emeritus, described Vanguard as “a company with the intellectual rigor of Wall Street but with Midwestern values.”

I’m reminded of that when I think about Gus Sauter’s 25-year career at Vanguard. Gus retired as our chief investment officer at the end of December, having set the highest of standards for both intellectual achievement and devotion to doing the right thing for clients, colleagues, and community.

Gus played a pivotal role in transforming indexing from a novelty to an investing mainstay, a change that has benefited all investors. In addition, he developed our active quantitative equity strategies, oversaw the growth of our industry-leading expertise in fixed income, and ultimately helped Vanguard to become a global investment manager responsible for $2 trillion in client assets.

Total Returns
Ten Years Ended December 31, 2012
Average
Annual Return
Institutional Total Stock Market Index Fund Institutional Shares	8.01%
Spliced Institutional Total Stock Market Index	7.97
Multi-Cap Core Funds Average	6.67
For a benchmark description, see the Glossary.
Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

The figures shown represent past performance, which is not a guarantee of future results. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost.

5

As for the Midwestern values, Gus—a native of Ohio, incidentally—served our clients with a dedication to thrift, candor, and common sense that has helped make Vanguard what it is. His colleagues knew that in any situation they could count on him to keep a level-headed, long-term outlook. Just two weeks after he started at Vanguard, he helped guide us through the stock market crash of 1987. Some 20 years later, he helped us navigate the financial crisis of 2008–2009.

An important aspect of Gus’s legacy is the team of world-class investment professionals that he cultivated at Vanguard. That team is now led by Tim Buckley, who oversaw our services for individual investors before becoming chief investment officer. I am confident that Tim will not only carry on Gus’s legacy, but also—as Gus himself put it—take Vanguard investment management to the next level.

As always, thank you for entrusting your assets to Vanguard.

Sincerely,

F. William McNabb III
Chairman and Chief Executive Officer
January 15, 2013

Institutional Total Stock Market Index Fund

Fund Profile
As of December 31, 2012

Share-Class Characteristics
	Institutional	Institutional
	Shares	Plus Shares
Ticker Symbol	VITNX	VITPX
Expense Ratio[1]	0.040%	0.020%
30-Day SEC Yield	2.10%	2.12%

Portfolio Characteristics
		MSCI US
		Broad Market
	Fund	Index
Number of Stocks	3,189	3,259
Median Market Cap	$35.0B	$35.0B
Price/Earnings Ratio	16.7x	16.7x
Price/Book Ratio	2.1x	2.1x
Return on Equity	17.2%	17.2%
Earnings Growth Rate	9.7%	9.8%
Dividend Yield	2.1%	2.1%
Foreign Holdings	0.0%	0.0%
Turnover Rate	8%	—
Short-Term Reserves	0.5%	—

Sector Diversification (% of equity exposure)
		MSCI US
		Broad Market
	Fund	Index
Consumer Discretionary	12.4%	12.4%
Consumer Staples	9.4	9.4
Energy	10.2	10.1
Financials	16.5	16.6
Health Care	11.7	11.8
Industrials	11.1	11.1
Information Technology	18.6	18.5
Materials	4.0	4.0
Telecommunication Services	2.7	2.7
Utilities	3.4	3.4

Volatility Measures
MSCI US
Broad Market
Index
R-Squared	1.00
Beta	1.00

These measures show the degree and timing of the fund’s fluctuations compared with the index over 36 months.

Ten Largest Holdings (% of total net assets)
Apple Inc.	Computer Hardware	3.2%
Exxon Mobil Corp.	Integrated Oil & Gas	2.5
General Electric Co.	Industrial
	Conglomerates	1.4
Chevron Corp.	Integrated Oil & Gas	1.3
International Business	IT Consulting &
Machines Corp.	Other Services	1.3
Microsoft Corp.	Systems Software	1.3
AT&T Inc.	Integrated
	Telecommunication
	Services	1.2
Johnson & Johnson	Pharmaceuticals	1.2
Pfizer Inc.	Pharmaceuticals	1.2
Procter & Gamble Co.	Household Products	1.2
Top Ten		15.8%
The holdings listed exclude any temporary cash investments and equity index products.

Investment Focus

1 The expense ratios shown are from the prospectus dated April 27, 2012, as supplemented. For the fiscal year ended December 31, 2012, the expense ratios were 0.040% for Institutional Shares and 0.020% for Institutional Plus Shares.

Institutional Total Stock Market Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Cumulative Performance: December 31, 2002, Through December 31, 2012
Initial Investment of $100,000,000

		Average Annual Total Returns
		Periods Ended December 31, 2012
					Final Value
		One	Five	Ten	of a $100,000,000
		Year	Years	Years	Investment
	Institutional Total Stock Market Index
	Fund Institutional Shares	16.47%	2.34%	8.01%	$216,049,761
	Spliced Institutional Total Stock
••••••••	Market Index	16.44	2.27	7.97	215,204,789
– – – –	Multi-Cap Core Funds Average	14.93	0.66	6.67	190,766,359
For a benchmark description, see the Glossary.
Multi-Cap Core Funds Average: Derived from data provided by Lipper Inc.

				Final Value
	One	Five	Ten	of a $200,000,000
	Year	Years	Years	Investment
Institutional Total Stock Market Index Fund
Institutional Plus Shares	16.53%	2.37%	8.04%	$433,210,265
Spliced Institutional Total Stock Market Index	16.44	2.27	7.97	381,532,719

See Financial Highlights for dividend and capital gains information.

Institutional Total Stock Market Index Fund

Fiscal-Year Total Returns (%): December 31, 2002, Through December 31, 2012

For a benchmark description, see the Glossary.

Institutional Total Stock Market Index Fund

Financial Statements

Statement of Net Assets
As of December 31, 2012

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Market
			Value
		Shares	($000)
Common Stocks (99.5%)[1]
Consumer Discretionary (12.4%)
	Comcast Corp. Class A	3,776,114	141,151
	Home Depot Inc.	2,269,199	140,350
*	Amazon.com Inc.	544,411	136,723
	McDonald’s Corp.	1,518,030	133,905
	Walt Disney Co.	2,565,920	127,757
	News Corp. Class A	2,964,900	75,724
	Ford Motor Co.	5,352,925	69,320
	Time Warner Inc.	1,428,490	68,325
	Lowe’s Cos. Inc.	1,771,436	62,921
	Starbucks Corp.	1,144,054	61,344
	NIKE Inc. Class B	1,095,822	56,544
	Target Corp.	936,584	55,418
*	DIRECTV	945,126	47,408
	TJXCos. Inc.	1,108,096	47,039
*	priceline.com Inc.	75,009	46,596
	Yum! Brands Inc.	686,221	45,565
	Time Warner Cable Inc.	461,212	44,825
	Viacom Inc. Class B	697,699	36,797
	CBSCorp. Class B	898,417	34,185
*	General Motors Co.	1,178,642	33,980
	Johnson Controls Inc.	1,029,588	31,608
	Las Vegas Sands Corp.	619,435	28,593
	Carnival Corp.	673,180	24,753
	Coach Inc.	429,384	23,835
	Macy’s Inc.	605,927	23,643
	McGraw-Hill Cos. Inc.	379,676	20,757
	VF Corp.	132,516	20,006
	Omnicom Group Inc.	400,139	19,991
*	Bed Bath & Beyond Inc.	350,062	19,572
	Mattel Inc.	513,299	18,797
	Ross Stores Inc.	339,681	18,394
*	Liberty Media Corp.–
	Liberty Capital Class A	157,005	18,214
*	AutoZone Inc.	50,720	17,977
*	Delphi Automotive plc	461,943	17,669
*	Dollar General Corp.	395,560	17,440
	Limited Brands Inc.	367,969	17,317

	Starwood Hotels &
	Resorts Worldwide Inc.	295,997	16,978
	Harley-Davidson Inc.	343,202	16,762
	Sirius XM Radio Inc.	5,770,324	16,676
*	O’ReillyAutomotive Inc.	179,165	16,021
*	Liberty Interactive Corp.
	Class A	775,684	15,265
	Genuine Parts Co.	233,636	14,855
	Gap Inc.	470,715	14,611
	Marriott International Inc.
	Class A	388,983	14,497
	Kohl’s Corp.	335,568	14,423
*	ChipotleMexican Grill Inc.
	Class A	47,714	14,193
	Virgin Media Inc.	384,612	14,135
*	Dollar Tree Inc.	346,834	14,068
*	Discovery Communications
	Inc. Class A	219,901	13,959
	Wynn Resorts Ltd.	121,199	13,634
	Ralph Lauren Corp. Class A	90,870	13,623
*	Liberty Global Inc. Class A	206,642	13,016
	Nordstrom Inc.	242,345	12,965
*	CarMax Inc.	343,940	12,912
*	BorgWarner Inc.	172,367	12,345
	Whirlpool Corp.	116,931	11,898
	PVH Corp.	105,972	11,764
	Staples Inc.	1,028,183	11,721
	DISH Network Corp.
	Class A	319,546	11,631
*	Lululemon Athletica Inc.	151,977	11,585
	Wyndham Worldwide Corp.	214,128	11,394
	PetSmart Inc.	163,002	11,140
	Tiffany & Co.	190,860	10,944
	Comcast Corp.	276,125	9,927
*	Liberty Global Inc.	166,818	9,801
	Autoliv Inc.	143,970	9,702
	Newell Rubbermaid Inc.	435,412	9,697
	Family Dollar Stores Inc.	149,754	9,496
	Tractor Supply Co.	106,984	9,453
*	PulteGroup Inc.	520,213	9,447

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	LKQ Corp.	446,554	9,422
	Expedia Inc.	148,438	9,122
	Ulta Salon Cosmetics &
	Fragrance Inc.	90,064	8,850
	Darden Restaurants Inc.	193,253	8,710
	DRHorton Inc.	432,700	8,559
*	TRWAutomotive
	Holdings Corp.	156,181	8,373
	Lennar Corp. Class A	216,316	8,365
*	Discovery
	Communications Inc.	142,608	8,343
	Polaris Industries Inc.	98,199	8,263
	Advance Auto Parts Inc.	110,422	7,989
*	Mohawk Industries Inc.	88,287	7,987
	H&R Block Inc.	408,146	7,579
	Scripps Networks
	Interactive Inc. Class A	129,523	7,502
*	Toll Brothers Inc.	228,146	7,376
*	Netflix Inc.	79,494	7,375
	Foot Locker Inc.	228,276	7,332
*	Fossil Inc.	77,960	7,258
	Interpublic Group of
	Cos. Inc.	658,555	7,257
	Royal Caribbean
	Cruises Ltd.	213,218	7,249
^	Garmin Ltd.	176,233	7,194
*	TripAdvisor Inc.	165,889	6,961
	Lear Corp.	147,730	6,920
*	Urban Outfitters Inc.	174,711	6,877
*	NVR Inc.	7,391	6,800
*	Panera Bread Co. Class A	42,614	6,768
	Dick’s Sporting Goods Inc.	145,331	6,611
	Signet Jewelers Ltd.	121,883	6,509
*	MGM Resorts International	553,650	6,445
*	Sally Beauty Holdings Inc.	271,463	6,398
	Hasbro Inc.	176,610	6,340
	Gannett Co. Inc.	348,859	6,283
	Abercrombie & Fitch Co.	124,646	5,979
*	Jarden Corp.	114,229	5,906
	Williams-Sonoma Inc.	134,817	5,901
	Leggett & Platt Inc.	211,939	5,769
*	Under Armour Inc. Class A	118,545	5,753
	International Game
	Technology	402,774	5,707
	American Eagle
	Outfitters Inc.	267,444	5,485
	Tupperware Brands Corp.	83,972	5,383
	Dunkin’ Brands Group Inc.	159,352	5,287
*	Hanesbrands Inc.	147,163	5,271
	Best Buy Co. Inc.	436,316	5,170
*	Goodyear Tire &
	Rubber Co.	369,882	5,108
	GNCHoldings Inc. Class A	149,736	4,983
	JC Penney Co. Inc.	247,862	4,885
*	Penn National Gaming Inc.	98,155	4,820

	GameStop Corp. Class A	188,117	4,720
	Chico’sFAS Inc.	251,689	4,646
*	CharterCommunications
	Inc. Class A	60,765	4,633
	Harman International
	Industries Inc.	101,545	4,533
	Service Corp. International	326,262	4,506
*	Warnaco Group Inc.	61,576	4,407
	Cablevision Systems Corp.
	Class A	288,621	4,312
*	Carter’s Inc.	75,604	4,207
	Gentex Corp.	218,274	4,108
	Cinemark Holdings Inc.	156,329	4,061
*	Madison Square Garden
	Co. Class A	88,877	3,942
*	AMC Networks Inc. Class A	79,252	3,923
	Brunswick Corp.	134,612	3,916
*	Visteon Corp.	71,412	3,843
	Six Flags
	Entertainment Corp.	60,211	3,685
*	Lamar Advertising Co.
	Class A	94,786	3,673
*	Ascena Retail Group Inc.	197,215	3,647
*	Liberty Ventures Class A	52,927	3,586
	Domino’s Pizza Inc.	81,236	3,538
	Dillard’s Inc. Class A	42,191	3,534
	Dana Holding Corp.	223,333	3,486
	Brinker International Inc.	111,400	3,452
	Sotheby’s	102,052	3,431
	DSW Inc. Class A	50,286	3,303
	HSN Inc.	58,691	3,233
*	Tenneco Inc.	91,624	3,217
*	Apollo Group Inc. Class A	153,123	3,203
*	Tesla Motors Inc.	93,531	3,168
	Aaron’s Inc.	108,809	3,077
	Rent-A-Center Inc.	89,500	3,075
*	Life Time Fitness Inc.	62,413	3,071
	Wolverine World Wide Inc.	73,753	3,022
	Pool Corp.	71,388	3,021
	Vail Resorts Inc.	54,290	2,937
	Pier 1 Imports Inc.	145,431	2,909
*	Cabela’s Inc.	68,962	2,879
*	Tempur-Pedic
	International Inc.	89,918	2,832
	John Wiley & Sons Inc.
	Class A	72,145	2,809
*	Bally Technologies Inc.	62,415	2,791
*	Big Lots Inc.	95,929	2,730
*	Hyatt Hotels Corp. Class A	69,625	2,685
*	Steven Madden Ltd.	62,274	2,632
	Washington Post Co.
	Class B	7,053	2,576
	ThorIndustries Inc.	68,220	2,553
	CheesecakeFactory Inc.	77,055	2,521
	Guess? Inc.	102,389	2,513

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Coinstar Inc.	47,484	2,470
	Ryland Group Inc.	67,411	2,461
*	ANN Inc.	71,301	2,413
*,^	Sears Holdings Corp.	56,587	2,340
*	Vitamin Shoppe Inc.	40,660	2,332
	Morningstar Inc.	36,658	2,303
*	Iconix Brand Group Inc.	102,843	2,295
	MDC Holdings Inc.	61,975	2,278
	Cooper Tire & Rubber Co.	89,830	2,278
	Men’s Wearhouse Inc.	72,838	2,270
*	Deckers Outdoor Corp.	55,865	2,250
^	Weight Watchers
	International Inc.	42,117	2,205
*	AutoNation Inc.	55,165	2,190
*	Groupon Inc.	444,000	2,167
	Hillenbrand Inc.	94,895	2,146
*	Fifth & Pacific Cos. Inc.	171,043	2,129
*	Select Comfort Corp.	80,879	2,117
*	Hibbett Sports Inc.	39,725	2,094
	Wendy’s Co.	442,337	2,079
	DeVry Inc.	87,354	2,073
	Penske Automotive
	Group Inc.	68,416	2,059
*	Buffalo Wild Wings Inc.	28,246	2,057
	Cracker Barrel Old
	Country Store Inc.	31,839	2,046
*	Genesco Inc.	37,062	2,038
	Group 1 Automotive Inc.	32,643	2,024
*	Live Nation
	Entertainment Inc.	216,261	2,013
*	Crocs Inc.	136,642	1,966
	Buckle Inc.	43,710	1,951
*	Meritage Homes Corp.	50,840	1,899
*	Lumber Liquidators
	Holdings Inc.	35,384	1,869
	Meredith Corp.	54,169	1,866
	Arbitron Inc.	39,834	1,859
	Valassis
	Communications Inc.	72,082	1,858
*	Asbury Automotive
	Group Inc.	57,537	1,843
*	Jack in the Box Inc.	63,788	1,824
*	Jos A Bank Clothiers Inc.	42,340	1,803
	Regal Entertainment
	Group Class A	129,206	1,802
*	Lions Gate
	Entertainment Corp.	109,549	1,797
*	DreamWorks Animation
	SKG Inc. Class A	105,171	1,743
	Burger King Worldwide Inc.	106,000	1,743
*	Orient-Express Hotels Ltd.
	Class A	147,993	1,730
	Bob Evans Farms Inc.	42,570	1,711
*	Express Inc.	113,399	1,711

*	New York Times Co.
	Class A	200,560	1,711
	KBHome	107,621	1,700
*,^	Saks Inc.	161,252	1,695
*	OfficeDepot Inc.	509,033	1,670
	Brown Shoe Co. Inc.	90,285	1,659
*	Children’sPlace Retail
	Stores Inc.	36,594	1,621
	Ameristar Casinos Inc.	61,623	1,617
*	Aeropostale Inc.	123,140	1,602
	Texas Roadhouse Inc.
	Class A	94,873	1,594
*	Marriott Vacations
	Worldwide Corp.	38,081	1,587
*	Papa John’s
	International Inc.	28,505	1,566
	Scholastic Corp.	51,791	1,531
	Monro Muffler Brake Inc.	43,576	1,524
*	ShutterflyInc.	50,856	1,519
	Regis Corp.	89,696	1,518
*	Helen of Troy Ltd.	44,912	1,500
*	Ascent Capital Group Inc.
	Class A	23,575	1,460
*	WMS Industries Inc.	83,225	1,456
	Finish Line Inc. Class A	76,918	1,456
*	AFC Enterprises Inc.	55,515	1,451
	ChoiceHotels
	International Inc.	43,060	1,448
	ChurchillDowns Inc.	21,459	1,426
	Ethan Allen Interiors Inc.	54,373	1,398
	News Corp. Class B	53,109	1,394
	Belo Corp. Class A	180,358	1,383
*	DineEquity Inc.	20,526	1,375
	Jones Group Inc.	124,322	1,375
	Cato Corp. Class A	50,080	1,374
*	Francesca’s Holdings Corp.	51,800	1,345
^	Sturm Ruger & Co. Inc.	28,792	1,307
	Dorman Products Inc.	36,624	1,294
*	Biglari Holdings Inc.	3,305	1,289
	Matthews International
	Corp. Class A	39,444	1,266
*	American Axle &
	Manufacturing
	Holdings Inc.	112,420	1,259
*	BJ’s Restaurants Inc.	37,249	1,226
	Drew Industries Inc.	36,956	1,192
*	American Public
	Education Inc.	31,712	1,145
	Movado Group Inc.	37,012	1,136
	CEC Entertainment Inc.	34,197	1,135
	International Speedway
	Corp. Class A	40,565	1,120
	American Greetings Corp.
	Class A	65,591	1,108
^	Columbia Sportswear Co.	19,945	1,064

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	G-III Apparel Group Ltd.	31,074	1,064
	OfficeMaxInc.	107,444	1,049
*	Krispy Kreme
	Doughnuts Inc.	111,336	1,044
*	Denny’s Corp.	210,803	1,029
*	Pinnacle Entertainment Inc.	64,142	1,015
*	Arctic Cat Inc.	30,375	1,014
	Strayer Education Inc.	17,529	985
*	Standard Pacific Corp.	129,183	950
	Standard Motor
	Products Inc.	41,873	930
	Lithia Motors Inc. Class A	24,676	923
	National CineMedia Inc.	64,430	910
*	America’s Car-Mart Inc.	22,443	909
*	Conn’s Inc.	29,173	895
*	Grand Canyon
	Education Inc.	38,039	893
*	Blue Nile Inc.	22,706	874
*	Cavco Industries Inc.	17,021	851
	La-Z-Boy Inc.	59,499	842
*	Maidenform Brands Inc.	42,657	831
*	Caribou Coffee Co. Inc.	50,640	820
	Callaway Golf Co.	125,838	818
	Oxford Industries Inc.	17,634	818
	Stewart Enterprises Inc.
	Class A	106,756	816
*	Skechers U.S.A. Inc.
	Class A	43,985	814
*,^	Hovnanian Enterprises
	Inc. Class A	114,544	802
	Clear Channel Outdoor
	Holdings Inc. Class A	113,696	798
	Interval Leisure Group Inc.	40,589	787
*	Barnes & Noble Inc.	51,698	780
*	Carmike Cinemas Inc.	51,537	773
	Pep Boys-Manny
	Moe & Jack	78,590	773
*	SHFLEntertainment Inc.	53,182	771
	Carriage Services Inc.
	Class A	63,172	750
	Lennar Corp. Class B	24,500	748
*	Capella Education Co.	26,064	736
*	Tumi Holdings Inc.	35,200	734
*	iRobotCorp.	38,863	728
*	Gentherm Inc.	54,515	725
*	Boyd Gaming Corp.	109,151	725
*	Winnebago Industries Inc.	41,636	713
*	Scientific Games Corp.
	Class A	81,522	707
	Bassett Furniture
	Industries Inc.	56,118	700
*	Vera Bradley Inc.	27,729	696
	Sonic Automotive Inc.
	Class A	32,684	683
*	LeapFrog Enterprises Inc.	78,847	680

*	Bluegreen Corp.	72,497	680
	Stage Stores Inc.	27,337	677
*	HomeAway Inc.	30,691	675
*	Red Robin Gourmet
	Burgers Inc.	19,072	673
*	Sonic Corp.	63,976	666
	Big 5 Sporting Goods Corp.	50,476	661
*	Unifi Inc.	50,823	661
	Hot Topic Inc.	68,445	661
	Allison Transmission
	Holdings Inc.	32,085	655
*	K12 Inc.	31,940	653
	True Religion Apparel Inc.	25,211	641
*	Steiner Leisure Ltd.	13,237	638
	Haverty Furniture Cos. Inc.	39,055	637
*	Quiksilver Inc.	145,552	619
	Fred’s Inc. Class A	46,385	617
*	Fuel Systems Solutions Inc.	40,816	600
*	Beazer Homes USA Inc.	35,350	597
	PetMed Express Inc.	51,603	573
	Core-Mark Holding Co. Inc.	11,660	552
	Sinclair Broadcast Group Inc.
	Class A	43,742	552
	AH Belo Corp. Class A	117,977	549
*	Overstock.com Inc.	37,204	532
	Superior Industries
	International Inc.	25,659	523
*	Digital Generation Inc.	46,217	502
*	Citi Trends Inc.	35,712	491
*	Exide Technologies	143,348	490
	bebe stores inc	119,636	477
	CSS Industries Inc.	21,744	476
*	ITT Educational Services Inc.	27,273	472
*	Multimedia Games
	Holding Co. Inc.	31,612	465
	Perry Ellis International Inc.	23,297	464
*	Smith & Wesson
	Holding Corp.	54,565	461
*	Pandora Media Inc.	48,500	445
*	Career Education Corp.	126,376	445
*	VOXX International Corp.
	Class A	65,637	442
*	Modine Manufacturing Co.	53,775	437
*	Christopher& Banks Corp.	78,923	430
*	Zumiez Inc.	22,077	429
^	Blyth Inc.	27,144	422
	Flexsteel Industries Inc.	19,499	418
*	Ruby Tuesday Inc.	52,671	414
	JAKKS Pacific Inc.	32,926	412
^	Bon-Ton Stores Inc.	33,900	411
	Town Sports International
	Holdings Inc.	37,480	399
*	Tuesday Morning Corp.	63,078	394
*	Isle of Capri Casinos Inc.	69,416	389

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Universal Technical
	Institute Inc.	38,152	383
	Destination Maternity Corp.	17,543	378
*	rue21 inc	13,138	373
	Nutrisystem Inc.	43,128	353
*	M/IHomes Inc.	13,048	346
	CherokeeInc.	24,597	337
*	MarineMax Inc.	37,080	332
	Harte-Hanks Inc.	56,112	331
*	Cumulus Media Inc.
	Class A	123,595	330
*	Universal Electronics Inc.	16,981	329
^	RadioShack Corp.	153,901	326
*	Corinthian Colleges Inc.	130,895	319
*	Build-A-Bear Workshop Inc.	83,252	318
*	McClatchy Co. Class A	93,301	305
	NACCO Industries Inc.
	Class A	5,018	305
	Fisher Communications Inc.	11,273	304
*	Journal Communications Inc.
	Class A	54,804	297
*	EWScripps Co. Class A	26,986	292
	SpeedwayMotorsports Inc.	16,320	291
*	1-800-Flowers.com Inc.
	Class A	76,846	282
*	Nautilus Inc.	78,451	275
*	Jamba Inc.	121,916	273
*	Casual Male Retail
	Group Inc.	64,168	270
*	Entercom Communications
	Corp. Class A	37,398	261
*	Federal-Mogul Corp.	32,440	260
	Marcus Corp.	20,135	251
	Marine Products Corp.	43,254	247
*	Bridgepoint Education Inc.	23,288	240
*	Libbey Inc.	12,270	237
*	Steinway Musical
	Instruments Inc.	10,572	224
*	Heelys Inc.	99,599	222
	Stein Mart Inc.	28,828	217
*	Pacific Sunwear of
	California Inc.	136,558	217
	Culp Inc.	14,212	213
*	Furniture Brands
	International Inc.	199,649	212
*	Wet Seal Inc. Class A	74,990	207
	SpartanMotors Inc.	41,055	202
	Einstein Noah Restaurant
	Group Inc.	16,432	201
	World Wrestling
	Entertainment Inc.
	Class A	25,346	200
*	Kirkland’s Inc.	18,643	197
	Weyco Group Inc.	8,138	190
	Hooker Furniture Corp.	12,645	184

*,^	Books-A-Million Inc.	68,883	183
	ShoeCarnival Inc.	8,742	179
*	K-Swiss Inc. Class A	52,454	176
*	hhgregg Inc.	25,012	176
*	Luby’s Inc.	26,003	174
*	Fiesta Restaurant Group Inc.	11,255	172
*	Morgans Hotel Group Co.	30,577	169
	ShilohIndustries Inc.	15,858	163
	SystemaxInc.	16,547	160
*	Body Central Corp.	15,225	152
*	Mattress Firm Holding Corp.	6,100	150
	Strattec Security Corp.	5,741	148
*	Bravo Brio Restaurant
	Group Inc.	10,980	147
*	Dex One Corp.	85,768	136
	Lincoln Educational
	Services Corp.	23,474	131
*	New York & Co. Inc.	33,806	129
*	Rentrak Corp.	6,565	128
*	Stoneridge Inc.	23,383	120
*	West Marine Inc.	11,079	119
	Ambassadors Group Inc.	27,831	119
*	Gray Television Inc.	53,874	119
	Entravision
	Communications Corp.
	Class A	70,315	117
*	Zale Corp.	27,104	111
*	Monarch Casino &
	Resort Inc.	10,199	111
*	Zagg Inc.	15,001	110
*	Cosi Inc.	137,793	107
	Saga Communications Inc.
	Class A	2,272	106
*	Harris Interactive Inc.	84,474	101
*	Ruth’s Hospitality
	Group Inc.	13,942	101
*	Motorcar Parts of
	America Inc.	15,140	99
*	Orbitz Worldwide Inc.	36,370	99
*	Gaiam Inc. Class A	31,086	98
*	Learning Tree
	International Inc.	17,928	98
*	Coldwater Creek Inc.	19,685	95
*	Reading International Inc.
	Class A	15,748	95
*	Cache Inc.	37,957	92
*	Martha Stewart Living
	Omnimedia Class A	36,719	90
*	Skullcandy Inc.	11,200	87
*	ReachLocal Inc.	6,620	85
*	Geeknet Inc.	5,163	83
	Lifetime Brands Inc.	7,662	81
*	Daily Journal Corp.	872	81
*	LIN TV Corp. Class A	9,843	74

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Valuevision Media Inc.
	Class A	40,501	73
*	Johnson Outdoors Inc.
	Class A	3,631	72
*	dELiA*s Inc.	60,204	70
*	Century Casinos Inc.	24,482	70
*	Stanley Furniture Co. Inc.	15,291	69
*	Carrols Restaurant Group Inc.	11,255	67
	Escalade Inc.	12,587	67
*	Media General Inc. Class A	15,014	65
*	Delta Apparel Inc.	4,553	64
	Dover Downs Gaming &
	Entertainment Inc.	28,574	63
*	MTR Gaming Group Inc.	14,610	61
*	Navarre Corp.	33,043	59
*	Dixie Group Inc.	16,504	55
*	Red Lion Hotels Corp.	6,701	53
	Salem Communications
	Corp. Class A	9,336	51
*	American Apparel Inc.	47,264	48
*	Cambium Learning
	Group Inc.	42,784	48
*	Vitacost.com Inc.	6,923	47
*	Nexstar Broadcasting
	Group Inc. Class A	4,178	44
*	Sealy Corp.	19,540	42
*	Kid Brands Inc.	27,010	42
*	Perfumania Holdings Inc.	7,777	38
*	Gordmans Stores Inc.	2,496	38
	Outdoor Channel
	Holdings Inc.	4,561	35
*	Famous Dave’s Of
	America Inc.	3,756	35
*	Lee Enterprises Inc.	29,385	34
	Trans World
	Entertainment Corp.	8,958	31
*	Emerson Radio Corp.	17,970	31
	Mac-Gray Corp.	2,471	31
	Collectors Universe	2,737	27
	Superior Uniform Group Inc.	2,385	27
*	Entertainment Gaming
	Asia Inc.	13,714	26
*	TravelCenters of
	America LLC	5,100	24
*	UQM Technologies Inc.	29,271	22
*	ALCO Stores Inc.	2,276	20
*	Black Diamond Inc.	2,307	19
*	SuperMedia Inc.	5,398	18
*	Orchard Supply Hardware
	Stores Corp. Class A	2,448	18
*	Radio One Inc.	22,730	17
*	US Auto Parts Network Inc.	8,487	16
*	Skyline Corp.	3,395	14
*	Empire Resorts Inc.	5,900	14
	Hastings Entertainment Inc.	4,944	11

			Market
			Value
		Shares	($000)
*	Quantum Fuel
	Systems Technologies
	Worldwide Inc.	15,407	11
	Frisch’s Restaurants Inc.	549	10
*	School Specialty Inc.	10,487	10
*	Hollywood Media Corp.	7,061	10
*	Lakes Entertainment Inc.	2,747	8
	Dover Motorsports Inc.	4,709	8
	Canterbury Park Holding Corp.	818	8
	Bowl America Inc. Class A	392	5
	Educational
	Development Corp.	1,122	4
*	LodgeNet Interactive Corp.	42,201	2
	Gaming Partners
	International Corp.	309	2
*	Radio One Inc. Class A	1,680	1
*	Premier Exhibitions Inc.	319	1
*	Rick’s Cabaret International Inc.	64	1
*	Joe’s Jeans Inc.	398	—
*	Universal Travel Group	118	—
*	SportChalet Inc. Class A	37	—
*	SPARGroup Inc.	29	—
	National American University
	Holdings Inc.	8	—
*	SportChalet Inc. Class B	5	—
			2,938,588
Consumer Staples (9.3%)
	Procter & Gamble Co.	4,150,698	281,791
	Coca-Cola Co.	6,112,731	221,586
	Philip Morris
	International Inc.	2,537,645	212,249
	Wal-Mart Stores Inc.	2,801,343	191,136
	PepsiCo Inc.	2,342,766	160,315
	Altria Group Inc.	3,060,142	96,150
	CVS Caremark Corp.	1,915,213	92,601
	Colgate-Palmolive Co.	713,859	74,627
	Mondelez International
	Inc. Class A	2,537,874	64,640
	Costco Wholesale Corp.	650,868	64,286
	Kimberly-Clark Corp.	594,444	50,189
	Walgreen Co.	1,346,931	49,850
	General Mills Inc.	975,957	39,438
	Kraft Foods Group Inc.	845,158	38,429
	SyscoCorp.	883,055	27,958
	HJ Heinz Co.	482,118	27,809
	Archer-Daniels-Midland Co.	991,478	27,157
	Whole Foods Market Inc.	264,148	24,125
	Lorillard Inc.	196,663	22,945
	Estee Lauder Cos. Inc.
	Class A	354,505	21,221
	Reynolds American Inc.	510,713	21,159
	Kellogg Co.	377,039	21,058
	Kroger Co.	778,951	20,268
	Mead Johnson
	Nutrition Co.	306,911	20,222

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	ConAgra Foods Inc.	611,413	18,037
	Hershey Co.	236,985	17,115
	Bunge Ltd.	219,866	15,982
	JM Smucker Co.	166,499	14,359
	Coca-Cola Enterprises Inc.	443,686	14,078
	Dr Pepper Snapple
	Group Inc.	317,383	14,022
	Clorox Co.	185,533	13,585
	Beam Inc.	214,605	13,110
*	Monster Beverage Corp.	225,984	11,950
	Brown-Forman Corp.
	Class B	184,086	11,643
	McCormick & Co. Inc.	181,011	11,500
	Church& Dwight Co. Inc.	209,802	11,239
	Campbell Soup Co.	285,960	9,977
	Molson Coors Brewing Co.
	Class B	224,469	9,605
	Avon Products Inc.	651,769	9,359
	TysonFoods Inc. Class A	439,564	8,528
*	Green Mountain Coffee
	Roasters Inc.	199,478	8,250
*	Constellation Brands Inc.
	Class A	231,996	8,210
	Energizer Holdings Inc.	97,055	7,762
*	Ralcorp Holdings Inc.	83,249	7,463
	Ingredion Inc.	114,857	7,400
	Hormel Foods Corp.	218,539	6,821
	Safeway Inc.	360,644	6,524
	Herbalife Ltd.	168,700	5,557
	Hillshire Brands Co.	178,841	5,033
*	Smithfield Foods Inc.	218,919	4,722
*	Dean Foods Co.	279,038	4,607
	Flowers Foods Inc.	188,734	4,392
*	United Natural Foods Inc.	73,906	3,961
*	Hain Celestial Group Inc.	57,863	3,137
	Casey’s General Stores Inc.	57,705	3,064
	Nu Skin Enterprises Inc.
	Class A	81,196	3,008
*	Darling International Inc.	178,133	2,857
*	TreeHouse Foods Inc.	54,641	2,848
*	Fresh Market Inc.	58,230	2,800
	Harris Teeter
	Supermarkets Inc.	70,552	2,720
	PriceSmart Inc.	29,775	2,294
	B&G Foods Inc.	78,333	2,218
	Lancaster Colony Corp.	28,953	2,003
*	Boston Beer Co. Inc. Class A	13,447	1,808
*	Elizabeth Arden Inc.	40,048	1,803
	Universal Corp.	35,499	1,772
	Snyders-Lance Inc.	72,500	1,748
*	Post Holdings Inc.	49,322	1,689
	Fresh Del Monte
	Produce Inc.	62,072	1,636
	SpectrumBrands
	Holdings Inc.	34,746	1,561

*	Prestige Brands
	Holdings Inc.	76,327	1,529
	Andersons Inc.	35,275	1,513
	J&J Snack Foods Corp.	20,551	1,314
*	Rite Aid Corp.	944,724	1,285
	Cal-Maine Foods Inc.	30,297	1,219
	Sanderson Farms Inc.	25,367	1,206
	Vector Group Ltd.	71,012	1,056
*	Smart Balance Inc.	80,940	1,044
	WD-40 Co.	19,961	940
^	SUPERVALUInc.	369,063	912
*	Medifast Inc.	33,580	886
*	ChiquitaBrands
	International Inc.	95,029	784
*	Central Garden and
	Pet Co. Class A	74,524	779
	Coca-Cola Bottling Co.
	Consolidated	11,708	779
	Tootsie Roll Industries Inc.	29,573	767
*	Susser Holdings Corp.	21,626	746
	Inter Parfums Inc.	37,942	738
	Weis Markets Inc.	18,801	736
	Alico Inc.	17,123	627
	Nash Finch Co.	27,986	596
*	Central Garden and Pet Co.	54,405	545
	John B Sanfilippo &
	Son Inc.	28,775	523
	Ingles Markets Inc. Class A	29,687	512
*	Alliance One
	International Inc.	140,765	512
*	Star Scientific Inc.	172,414	462
*	Pantry Inc.	37,451	454
*	Pilgrim’s Pride Corp.	60,613	439
^	Diamond Foods Inc.	31,682	433
*	Farmer Bros Co.	28,487	411
*	Dole Food Co. Inc.	35,053	402
*	USANA Health Sciences Inc.	10,126	333
*	Revlon Inc. Class A	17,235	250
	SpartanStores Inc.	15,125	232
	National Beverage Corp.	15,595	228
*	Omega Protein Corp.	33,479	205
*,^	Central European
	Distribution Corp.	88,049	191
	Calavo Growers Inc.	6,680	168
*	OverhillFarms Inc.	38,481	167
*	Annie’s Inc.	4,300	144
	Oil-Dri Corp. of America	5,107	141
	Lifeway Foods Inc.	15,345	134
	Griffin Land & Nurseries Inc.	4,623	125
*	Chefs’Warehouse Inc.	7,000	111
	Female Health Co.	14,917	107
*	Inventure Foods Inc.	16,084	104
*	Seneca Foods Corp. Class A	1,704	52
	Nutraceutical
	International Corp.	3,078	51

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Village Super Market Inc.
	Class A	1,510	50
	Limoneira Co.	2,460	48
*	Primo Water Corp.	32,717	39
	MGP Ingredients Inc.	9,902	34
	Bridgford Foods Corp.	4,510	31
*	Mannatech Inc.	4,713	26
*	Craft Brew Alliance Inc.	3,865	25
	Nature’s Sunshine Products Inc.	1,400	20
	Orchids Paper Products Co.	926	19
	Reliv International Inc.	10,512	14
*	Crystal Rock Holdings Inc.	80	—
			2,222,164
Energy (10.1%)
	Exxon Mobil Corp.	6,948,548	601,397
	ChevronCorp.	2,953,685	319,412
	Schlumberger Ltd.	1,997,614	138,415
	ConocoPhillips	1,736,940	100,725
	Occidental
	Petroleum Corp.	1,219,276	93,409
	Anadarko Petroleum Corp.	752,257	55,900
	EOG Resources Inc.	406,497	49,101
	Halliburton Co.	1,396,620	48,449
	Phillips 66	896,533	47,606
	Apache Corp.	588,933	46,231
	National Oilwell Varco Inc.	641,954	43,878
	Kinder Morgan Inc.	972,432	34,356
	Williams Cos. Inc.	1,014,714	33,222
	Marathon Oil Corp.	1,061,971	32,560
	Marathon Petroleum Corp.	509,301	32,086
	Devon Energy Corp.	578,522	30,106
	Valero Energy Corp.	830,357	28,332
	Noble Energy Inc.	267,785	27,244
	Baker Hughes Inc.	661,717	27,025
	SpectraEnergy Corp.	982,789	26,909
	Hess Corp.	462,752	24,507
*	Cameron International Corp. 370,809		20,936
	Ensco plc Class A	348,900	20,683
	Pioneer Natural
	Resources Co.	176,003	18,760
*	Southwestern Energy Co.	525,943	17,572
	ChesapeakeEnergy Corp.	1,001,673	16,648
	Murphy Oil Corp.	277,886	16,548
	Cabot Oil & Gas Corp.	316,209	15,728
*	FMC Technologies Inc.	359,317	15,390
	Range Resources Corp.	244,682	15,373
	HollyFrontier Corp.	291,524	13,570
	EQT Corp.	225,302	13,288
	Noble Corp.	380,284	13,241
*	Weatherford
	International Ltd.	1,142,023	12,779
*	Concho Resources Inc.	149,273	12,025
*	Kinder Morgan
	Management LLC	152,069	11,475
	CONSOL Energy Inc.	343,197	11,017

	Peabody Energy Corp.	404,202	10,756
*	Denbury Resources Inc.	588,997	9,542
	Tesoro Corp.	210,908	9,291
*	Plains Exploration &
	Production Co.	194,492	9,129
	Helmerich & Payne Inc.	159,427	8,930
	Oceaneering
	International Inc.	162,737	8,754
	QEP Resources Inc.	267,944	8,111
	Core Laboratories NV	71,351	7,799
*	Whiting Petroleum Corp.	177,328	7,691
	Cimarex Energy Co.	129,837	7,495
	Diamond Offshore
	Drilling Inc.	104,911	7,130
*	Cobalt International
	Energy Inc.	278,367	6,837
*	Dresser-Rand Group Inc.	114,299	6,417
*	Nabors Industries Ltd.	438,380	6,335
*	Oil States International Inc.	82,602	5,909
*	Rowan Cos. plc Class A	187,344	5,858
*	Newfield Exploration Co.	203,503	5,450
*	CheniereEnergy Inc.	274,656	5,158
	SM Energy Co.	98,374	5,136
*	Continental Resources Inc.	68,364	5,024
*	Superior Energy
	Services Inc.	237,370	4,918
	Energen Corp.	108,710	4,902
	World Fuel Services Corp.	108,799	4,479
*	WPX Energy Inc.	299,932	4,463
	Patterson-UTI Energy Inc.	228,484	4,257
*	Ultra Petroleum Corp.	230,864	4,186
*	Atwood Oceanics Inc.	88,906	4,071
*	McDermott
	International Inc.	356,242	3,926
*	Dril-Quip Inc.	51,898	3,791
*	Rosetta Resources Inc.	79,618	3,611
*	Oasis Petroleum Inc.	113,018	3,594
*	SandRidge Energy Inc.	555,976	3,530
*	Kodiak Oil & Gas Corp.	397,718	3,520
*	Gulfport Energy Corp.	90,813	3,471
	Tidewater Inc.	75,435	3,370
	Energy XXI Bermuda Ltd.	102,066	3,286
*	Alpha Natural
	Resources Inc.	332,279	3,236
*	Helix Energy Solutions
	Group Inc.	151,296	3,123
*	Unit Corp.	66,138	2,980
	Lufkin Industries Inc.	50,986	2,964
	Bristow Group Inc.	54,123	2,904
*	McMoRan Exploration Co.	159,236	2,556
	SEACOR Holdings Inc.	30,345	2,543
	Western Refining Inc.	89,307	2,518
	CARBOCeramics Inc.	31,355	2,456
	Berry Petroleum Co. Class A	71,275	2,391
	Targa Resources Corp.	45,010	2,378

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Arch Coal Inc.	322,292	2,359
*	Gran Tierra Energy Inc.	425,411	2,344
*	SemGroup Corp. Class A	57,118	2,232
*	Exterran Holdings Inc.	88,367	1,937
*	CVR Energy Inc.	36,685	1,790
*	Cloud Peak Energy Inc.	92,504	1,788
*	Hornbeck Offshore
	Services Inc.	51,011	1,752
*	Northern Oil and Gas Inc.	89,231	1,501
*	Comstock Resources Inc.	99,012	1,498
*	Key Energy Services Inc.	214,447	1,490
	Enbridge Energy
	Management LLC	51,589	1,490
*	Stone Energy Corp.	71,770	1,473
*	Approach Resources Inc.	57,280	1,433
*	Forest Oil Corp.	209,683	1,403
*	EPLOil & Gas Inc.	60,802	1,371
*	Geospace
	Technologies Corp.	15,374	1,366
	EXCO Resources Inc.	196,504	1,330
*	Bill Barrett Corp.	72,032	1,281
	Gulfmark Offshore Inc.	35,015	1,206
*,^	Clean Energy Fuels Corp.	96,797	1,205
*	Vaalco Energy Inc.	138,397	1,197
*	Bonanza Creek Energy Inc.	42,600	1,184
*	Hercules Offshore Inc.	188,122	1,163
*	C&J Energy Services Inc.	53,500	1,147
*	Carrizo Oil & Gas Inc.	53,752	1,125
*	ION Geophysical Corp.	170,099	1,107
	RPC Inc.	88,221	1,080
*	PDC Energy Inc.	32,165	1,068
	Alon USA Energy Inc.	58,526	1,059
*	Newpark Resources Inc.	133,278	1,046
*	Halcon Resources Corp.	146,372	1,013
*	Forum Energy
	Technologies Inc.	39,800	985
*	Basic Energy Services Inc.	81,304	928
*	Parker Drilling Co.	197,863	910
*	BPZ Resources Inc.	284,239	895
*	TETRA Technologies Inc.	117,396	891
	Delek US Holdings Inc.	35,039	887
*,^	Heckmann Corp.	216,471	872
*	SwiftEnergy Co.	56,322	867
*	Clayton Williams
	Energy Inc.	21,060	842
*	Matrix Service Co.	72,768	837
	Crosstex Energy Inc.	55,285	793
	Contango Oil & Gas Co.	18,579	787
	W&T Offshore Inc.	46,967	753
*	Endeavour
	International Corp.	138,731	719
*	Cal Dive International Inc.	411,044	711
*	Magnum Hunter
	Resources Corp.	176,110	703
	Gulf Island Fabrication Inc.	28,963	696

*	Callon Petroleum Co.	144,740	680
*	Rex Energy Corp.	49,739	648
*	Laredo Petroleum
	Holdings Inc.	34,638	629
*	Pioneer Energy
	Services Corp.	82,178	597
*	Goodrich Petroleum Corp.	62,436	582
*	Abraxas Petroleum Corp.	260,604	571
*	Harvest Natural
	Resources Inc.	60,441	548
*	Dawson Geophysical Co.	19,421	512
	Bolt Technology Corp.	34,671	495
	Rentech Inc.	178,533	470
*	Quicksilver Resources Inc.	162,658	465
*	FX Energy Inc.	107,628	442
*	Triangle Petroleum Corp.	73,127	438
	Adams Resources &
	Energy Inc.	11,716	411
*	PHI Inc.	10,745	360
*	Resolute Energy Corp.	43,204	351
*	Mitcham Industries Inc.	24,773	338
	Penn Virginia Corp.	75,079	331
*	Natural Gas Services
	Group Inc.	17,555	288
*	Willbros Group Inc.	50,828	272
*	PetroQuest Energy Inc.	53,547	265
*	EvolutionPetroleum Corp.	32,284	262
*	Solazyme Inc.	32,234	253
*	Tesco Corp.	21,985	250
*	Amyris Inc.	67,890	212
*	Vantage Drilling Co.	109,142	200
*	CAMACEnergy Inc.	311,089	184
*	Global Geophysical
	Services Inc.	39,574	152
*	James River Coal Co.	44,326	142
*	US Energy Corp. Wyoming	93,278	140
*	Gastar Exploration Ltd.	108,518	131
	Apco Oil and Gas
	International Inc.	10,509	129
*	Matador Resources Co.	15,000	123
*	Warren Resources Inc.	43,588	122
*	Double Eagle Petroleum Co.	30,287	119
*	Lone Pine Resources Inc.	83,387	103
*	Hyperdynamics Corp.	157,899	94
*	REX American
	Resources Corp.	4,844	93
	TGC Industries Inc.	11,066	91
*	Green Plains Renewable
	Energy Inc.	11,136	88
*	Westmoreland Coal Co.	9,078	85
	Panhandle Oil and Gas Inc.
	Class A	2,516	71
*	KiOR Inc.	11,000	71
*	USEC Inc.	120,969	64
*,^	GMX Resources Inc.	126,772	63

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	TransAtlantic Petroleum Ltd.	65,500	54
*	Uranium Energy Corp.	20,935	54
*	Crimson Exploration Inc.	16,392	45
*	ZaZa Energy Corp.	18,622	38
*	GreenHunter Energy Inc.	20,160	33
*	Gasco Energy Inc.	164,589	12
*	SyntroleumCorp.	28,793	11
*	Barnwell Industries Inc.	2,036	7
*	Verenium Corp.	2,972	6
*	Sanchez Energy Corp.	300	5
*	Houston American
	Energy Corp.	14,695	3
*	Uranium Resources Inc.	8,178	3
*	GeoGlobal Resources Inc.	19,882	1
*	Uranerz Energy Corp.	681	1
*	Isramco Inc.	8	1
*	PrimeEnergy Corp.	10	—
*	Cubic Energy Inc.	223	—
			2,397,802
Financials (16.5%)
	Wells Fargo & Co.	7,553,859	258,191
	JPMorgan Chase & Co.	5,718,372	251,437
	Bank of America Corp.	16,222,825	188,185
	Citigroup Inc.	4,414,401	174,634
*	Berkshire Hathaway Inc.
	Class B	1,325,644	118,910
	US Bancorp	2,853,045	91,126
	American Express Co.	1,535,934	88,286
	Goldman Sachs Group Inc.	685,642	87,461
*	American International
	Group Inc.	2,111,273	74,528
	Simon Property Group Inc.	456,676	72,196
	Capital One Financial Corp.	874,605	50,666
	PNC Financial Services
	Group Inc.	797,023	46,474
	American Tower
	Corporation	594,868	45,965
	Bank of New York
	Mellon Corp.	1,778,308	45,703
	Morgan Stanley	2,230,366	42,645
	MetLife Inc.	1,279,232	42,138
	Travelers Cos. Inc.	580,098	41,663
	BlackRock Inc.	201,327	41,616
	ACE Ltd.	510,541	40,741
	Aflac Inc.	704,902	37,444
	Prudential Financial Inc.	698,532	37,253
	State Street Corp.	721,238	33,905
	Public Storage	219,539	31,824
	HCP Inc.	681,762	30,802
	BB&T Corp.	1,052,419	30,636
	ChubbCorp.	400,245	30,146
	Discover Financial
	Services	775,108	29,880
	Allstate Corp.	730,068	29,327
	Ventas Inc.	444,670	28,779

	Marsh & McLennan
	Cos. Inc.	819,272	28,240
	Franklin Resources Inc.	224,066	28,165
	EquityResidential	484,297	27,445
	Aon plc	461,066	25,635
	Prologis Inc.	693,543	25,307
	T. Rowe Price Group Inc.	382,189	24,892
	CME Group Inc.	475,515	24,113
	Boston Properties Inc.	227,003	24,019
	Health Care REIT Inc.	384,058	23,539
	CharlesSchwab Corp.	1,630,293	23,411
	SunTrust Banks Inc.	810,619	22,981
	AvalonBay
	Communities Inc.	168,976	22,911
	Weyerhaeuser Co.	809,610	22,523
	Fifth Third Bancorp	1,383,261	21,012
	Annaly Capital
	Management Inc.	1,467,303	20,601
	Vornado Realty Trust	251,766	20,161
	Ameriprise Financial Inc.	317,440	19,881
	Loews Corp.	476,405	19,414
	Progressive Corp.	871,207	18,382
	Invesco Ltd.	670,571	17,495
	Host Hotels &
	Resorts Inc.	1,087,803	17,046
	M&T Bank Corp.	171,844	16,921
	Northern Trust Corp.	326,263	16,365
	Moody’s Corp.	301,444	15,169
	Regions Financial Corp.	2,129,398	15,161
	American Capital
	Agency Corp.	514,287	14,883
	Hartford Financial
	Services Group Inc.	623,730	13,997
*	IntercontinentalExchange
	Inc.	109,647	13,575
	Principal Financial
	Group Inc.	445,047	12,693
	General Growth
	Properties Inc.	635,693	12,619
	Digital Realty Trust Inc.	183,741	12,474
	SLM Corp.	707,502	12,120
	KeyCorp	1,421,308	11,967
	Kimco Realty Corp.	613,577	11,854
	Macerich Co.	200,576	11,694
	NYSE Euronext	370,598	11,689
	XL Group plc Class A	460,298	11,535
*	CIT Group Inc.	287,627	11,114
	Lincoln National Corp.	420,430	10,889
	Plum Creek Timber Co. Inc.	243,449	10,802
	SL Green Realty Corp.	135,826	10,411
*	Affiliated Managers
	Group Inc.	77,348	10,067
	Federal Realty
	Investment Trust	96,649	10,053
	Rayonier Inc.	185,029	9,590

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	CBREGroup Inc. Class A	469,613	9,345
	Cincinnati Financial Corp.	232,516	9,105
*	Arch Capital Group Ltd.	205,628	9,052
	UDR Inc.	377,346	8,973
	Comerica Inc.	291,756	8,852
	Unum Group	422,450	8,795
	Willis Group Holdings plc	261,118	8,755
	New York Community
	Bancorp Inc.	662,477	8,678
	EverestRe Group Ltd.	78,162	8,594
	Camden Property Trust	125,885	8,587
	Huntington
	Bancshares Inc.	1,292,853	8,261
	Realty Income Corp.	201,374	8,097
	Essex Property Trust Inc.	54,870	8,047
	PartnerRe Ltd.	93,697	7,542
	Leucadia National Corp.	312,985	7,446
	Torchmark Corp.	143,669	7,423
	Taubman Centers Inc.	92,999	7,321
	American Campus
	Communities Inc.	157,953	7,286
	Fidelity National
	Financial Inc. Class A	303,964	7,158
	Raymond James
	Financial Inc.	176,624	6,805
	WR Berkley Corp.	175,895	6,638
	Alexandria Real Estate
	Equities Inc.	94,644	6,561
	Ares Capital Corp.	368,291	6,445
*	Alleghany Corp.	19,184	6,435
	People’s United
	Financial Inc.	529,444	6,401
	Regency Centers Corp.	135,454	6,383
	Liberty Property Trust	176,950	6,330
	Arthur J Gallagher & Co.	182,654	6,329
	Senior Housing
	Properties Trust	266,034	6,289
	RenaissanceRe
	Holdings Ltd.	76,270	6,198
	Axis Capital Holdings Ltd.	172,824	5,987
*	Ocwen Financial Corp.	172,885	5,980
*	Markel Corp.	13,796	5,979
	Zions Bancorporation	277,855	5,946
	Reinsurance Group of
	America Inc. Class A	111,059	5,944
	Apartment Investment &
	Management Co. Class A	219,515	5,940
	BRE Properties Inc.	115,727	5,882
*	American Capital Ltd.	489,528	5,874
	Hudson City Bancorp Inc.	715,699	5,819
*	Berkshire Hathaway Inc.
	Class A	43	5,765
	DDR Corp.	366,931	5,746
	Extra Space Storage Inc.	157,109	5,717
*	MSCI Inc. Class A	183,769	5,695

	Duke Realty Corp.	406,905	5,644
	HCC Insurance
	Holdings Inc.	151,639	5,643
	Jones Lang LaSalle Inc.	66,541	5,585
*	Genworth Financial Inc.
	Class A	741,899	5,572
	TD Ameritrade
	Holding Corp.	329,896	5,546
	Eaton Vance Corp.	173,691	5,532
	Kilroy Realty Corp.	111,697	5,291
	National Retail
	Properties Inc.	163,472	5,100
*	Signature Bank	69,689	4,972
	SEI Investments Co.	210,401	4,911
	Tanger Factory
	Outlet Centers	141,921	4,854
	CBL& Associates
	Properties Inc.	227,404	4,823
	NASDAQ OMX Group Inc.	188,942	4,725
	Legg Mason Inc.	183,536	4,721
	Brown & Brown Inc.	183,865	4,681
	TwoHarbors
	Investment Corp.	421,891	4,675
	Douglas Emmett Inc.	200,474	4,671
	Weingarten Realty
	Investors	174,186	4,663
	Home Properties Inc.	75,177	4,609
	East West Bancorp Inc.	214,361	4,607
	Piedmont Office Realty
	Trust Inc. Class A	255,209	4,607
	Starwood Property
	Trust Inc.	200,169	4,596
	Waddell & Reed
	Financial Inc. Class A	130,026	4,528
	Cullen/Frost Bankers Inc.	83,400	4,526
	First Republic Bank	137,754	4,516
	BioMed Realty Trust Inc.	233,024	4,504
	MFA Financial Inc.	539,954	4,379
	White Mountains
	Insurance Group Ltd.	8,485	4,370
	Hospitality Properties Trust	186,124	4,359
	Allied World Assurance Co.
	Holdings AG	54,120	4,265
	Assurant Inc.	122,620	4,255
	First Niagara Financial
	Group Inc.	533,101	4,228
	American Financial
	Group Inc.	105,992	4,189
	Validus Holdings Ltd.	121,109	4,188
	Commerce
	Bancshares Inc.	118,699	4,162
	Post Properties Inc.	81,595	4,076
	ChimeraInvestment Corp.	1,551,767	4,050
	Mid-America Apartment
	Communities Inc.	62,186	4,027

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	EquityLifestyle
	Properties Inc.	59,319	3,992
	Old Republic
	International Corp.	371,426	3,956
	Omega Healthcare
	Investors Inc.	163,616	3,902
	CBOEHoldings Inc.	131,961	3,888
	Hancock Holding Co.	121,833	3,867
	Highwoods Properties Inc.	114,631	3,834
*	SVB Financial Group	67,097	3,755
	Assured Guaranty Ltd.	262,938	3,742
	First Horizon
	National Corp.	374,877	3,715
	ProAssurance Corp.	87,740	3,702
	Jefferies Group Inc.	199,170	3,699
	First American
	Financial Corp.	152,750	3,680
*	E*TRADE Financial Corp.	410,687	3,676
	Hatteras Financial Corp.	148,084	3,674
	LaSalle Hotel Properties	142,234	3,611
	City National Corp.	72,739	3,602
	Protective Life Corp.	121,719	3,479
	Mack-Cali Realty Corp.	132,229	3,453
	Aspen Insurance
	Holdings Ltd.	107,607	3,452
	Prospect Capital Corp.	317,100	3,447
	Invesco Mortgage
	Capital Inc.	174,462	3,439
	Associated Banc-Corp	258,672	3,394
	Prosperity Bancshares Inc.	80,182	3,368
	CNOFinancial Group Inc.	349,917	3,265
	EPRProperties	70,705	3,260
*	Popular Inc.	155,440	3,232
*	Howard Hughes Corp.	42,986	3,139
	Healthcare Realty Trust Inc.	129,609	3,112
	Bank of Hawaii Corp.	68,583	3,021
	Corporate Office
	Properties Trust	120,387	3,007
	Erie Indemnity Co. Class A	43,033	2,979
	CYSInvestments Inc.	251,095	2,965
*	Forest City Enterprises
	Inc. Class A	182,647	2,950
	Fulton Financial Corp.	301,904	2,901
	Federated Investors Inc.
	Class B	141,745	2,868
	Alterra Capital
	Holdings Ltd.	101,464	2,860
	TCF Financial Corp.	234,666	2,851
	ARMOUR Residential
	REIT Inc.	436,029	2,821
	RLJ Lodging Trust	145,269	2,814
	Susquehanna
	Bancshares Inc.	268,175	2,810
	Capitol Federal
	Financial Inc.	237,468	2,776

	SynovusFinancial Corp.	1,130,402	2,769
	Sovran Self Storage Inc.	44,577	2,768
	American Realty Capital
	Trust Inc.	237,298	2,741
*	Portfolio Recovery
	Associates Inc.	25,618	2,738
	Washington Federal Inc.	160,923	2,715
*	Texas Capital
	Bancshares Inc.	60,462	2,710
	Colonial Properties Trust	126,476	2,703
	DiamondRock
	Hospitality Co.	294,532	2,651
	Brandywine Realty Trust	217,205	2,648
	Valley National Bancorp	284,522	2,646
	Hanover Insurance
	Group Inc.	67,969	2,633
	Washington REIT	100,376	2,625
	DCT Industrial Trust Inc.	402,035	2,609
	Endurance Specialty
	Holdings Ltd.	65,482	2,599
	CubeSmart	176,561	2,573
	Apollo Investment Corp.	305,861	2,557
	Webster Financial Corp.	122,605	2,520
*	Stifel Financial Corp.	77,128	2,466
	StanCorp Financial
	Group Inc.	67,032	2,458
	Medical Properties
	Trust Inc.	204,810	2,450
	CapitalSource Inc.	321,960	2,440
	WP Carey Inc.	46,600	2,430
*	St. Joe Co.	105,082	2,425
	Lexington Realty Trust	232,006	2,424
	Janus Capital Group Inc.	282,419	2,406
	Potlatch Corp.	61,078	2,394
	EastGroup Properties Inc.	44,093	2,373
	FirstMerit Corp.	166,319	2,360
	Glimcher Realty Trust	212,456	2,356
	LPLFinancial Holdings Inc.	83,635	2,355
	DuPont Fabros
	Technology Inc.	96,081	2,321
	Platinum Underwriters
	Holdings Ltd.	50,091	2,304
	Primerica Inc.	76,737	2,303
	Newcastle
	Investment Corp.	260,756	2,263
	BOK Financial Corp.	41,395	2,254
	Kemper Corp.	76,217	2,248
	FNBCorp.	211,026	2,241
*	Sunstone Hotel
	Investors Inc.	207,585	2,223
	Cathay General Bancorp	113,516	2,214
	Ryman Hospitality
	Properties	56,985	2,192
	Iberiabank Corp.	44,564	2,189
	Greenhill & Co. Inc.	41,781	2,172

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	PennyMac Mortgage
	Investment Trust	85,710	2,168
*	Walter Investment
	Management Corp.	50,031	2,152
	UMB Financial Corp.	49,071	2,151
*	Altisource Portfolio
	Solutions SA	24,646	2,136
	Trustmark Corp.	93,508	2,100
	Pebblebrook Hotel Trust	89,308	2,063
*	First Cash Financial
	Services Inc.	41,133	2,041
	Redwood Trust Inc.	120,146	2,029
	National Health
	Investors Inc.	35,836	2,026
	Community Bank
	System Inc.	73,999	2,025
	Wintrust Financial Corp.	55,132	2,023
	CommonWealth REIT	126,380	2,002
	Umpqua Holdings Corp.	169,568	1,999
	MarketAxess Holdings Inc.	56,568	1,997
*	First Industrial Realty
	Trust Inc.	141,343	1,990
	Colony Financial Inc.	101,348	1,976
*	PHH Corp.	85,644	1,948
*	Financial Engines Inc.	69,535	1,930
	PS Business Parks Inc.	29,348	1,907
	American Assets Trust Inc.	68,082	1,902
*	Alexander & Baldwin Inc.	64,256	1,887
	EquityOne Inc.	89,689	1,884
*	Credit Acceptance Corp.	18,482	1,879
	Acadia Realty Trust	74,414	1,866
	BancorpSouth Inc.	128,308	1,866
	Franklin Street
	Properties Corp.	151,345	1,863
	RLI Corp.	28,766	1,860
^	United Bankshares Inc.	76,370	1,857
	First Midwest Bancorp Inc.	148,320	1,857
	Radian Group Inc.	302,426	1,848
	National Penn
	Bancshares Inc.	194,580	1,813
	Old National Bancorp	152,683	1,812
	Northwest Bancshares Inc.	148,751	1,806
	Selective Insurance
	Group Inc.	93,556	1,803
	Westamerica Bancorporation	42,082	1,792
	Education Realty Trust Inc.	167,672	1,784
	Fifth Street Finance Corp.	169,253	1,764
	Montpelier Re Holdings Ltd.	77,126	1,763
	Argo Group International
	Holdings Ltd.	52,475	1,763
	Cash America
	International Inc.	44,388	1,761
	BBCN Bancorp Inc.	151,625	1,754
*	MBIAInc.	220,186	1,728
	Sun Communities Inc.	43,007	1,716

	Capstead Mortgage Corp.	149,428	1,714
	NorthStar Realty
	Finance Corp.	242,872	1,710
	Associated Estates
	Realty Corp.	105,806	1,706
	Anworth Mortgage
	Asset Corp.	292,923	1,693
	Government Properties
	Income Trust	70,436	1,688
	EvercorePartners Inc.
	Class A	55,123	1,664
	Astoria Financial Corp.	177,172	1,658
	Mercury General Corp.	41,579	1,650
*	Western Alliance Bancorp	155,823	1,641
	Bank of the Ozarks Inc.	48,848	1,635
	Cousins Properties Inc.	194,692	1,626
	LTC Properties Inc.	45,777	1,611
	BlackRock Kelso
	Capital Corp.	158,503	1,595
	PacWest Bancorp	64,335	1,594
	Glacier Bancorp Inc.	107,869	1,587
*	Citizens Republic
	Bancorp Inc.	83,409	1,582
	First Financial Bancorp	107,848	1,577
	Columbia Banking
	System Inc.	87,718	1,574
	Home BancShares Inc.	47,588	1,571
	MBFinancial Inc.	79,078	1,562
	First Commonwealth
	Financial Corp.	228,812	1,561
	Ashford Hospitality
	Trust Inc.	147,635	1,552
*	World Acceptance Corp.	20,513	1,529
	ChesapeakeLodging Trust	73,098	1,526
	Retail Properties of
	America Inc.	127,419	1,525
	PrivateBancorp Inc.	99,235	1,520
	SymetraFinancial Corp.	114,213	1,482
*	Encore Capital Group Inc.	47,912	1,467
	International
	Bancshares Corp.	81,083	1,464
	ChemicalFinancial Corp.	61,531	1,462
	Duff & Phelps Corp.
	Class A	93,134	1,455
	NBT Bancorp Inc.	71,728	1,454
	CVB Financial Corp.	139,785	1,454
	Boston Private
	Financial Holdings Inc.	160,974	1,450
	Oritani Financial Corp.	94,196	1,443
	Oriental Financial Group Inc.	106,832	1,426
*	Strategic Hotels &
	Resorts Inc.	221,517	1,418
	Independent Bank Corp.	48,956	1,417
	First Financial
	Bankshares Inc.	35,584	1,388

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Pinnacle Financial
	Partners Inc.	73,332	1,382
	Banner Corp.	44,669	1,373
	Brookline Bancorp Inc.	161,397	1,372
	American Equity Investment
	Life Holding Co.	112,230	1,370
*	Ezcorp Inc. Class A	68,492	1,360
*	Enstar Group Ltd.	12,146	1,360
	First Citizens BancShares
	Inc. Class A	8,307	1,358
	Amtrust Financial
	Services Inc.	47,045	1,350
*	Hilltop Holdings Inc.	99,020	1,341
	Berkshire Hills Bancorp Inc.	55,126	1,315
	Provident Financial
	Services Inc.	87,209	1,301
	City Holding Co.	36,580	1,275
	Investors Bancorp Inc.	70,959	1,262
	Saul Centers Inc.	29,242	1,251
*	DFC Global Corp.	67,524	1,250
*	FelCor Lodging Trust Inc.	266,082	1,243
	Main Street Capital Corp.	40,663	1,241
	Employers Holdings Inc.	58,710	1,208
	Campus Crest
	Communities Inc.	96,519	1,183
	Coresite Realty Corp.	42,637	1,179
	Apollo Residential
	Mortgage Inc.	58,364	1,178
	Cardinal Financial Corp.	72,147	1,174
*	TFS Financial Corp.	121,726	1,171
*	AMERISAFE Inc.	42,512	1,158
	EpochHolding Corp.	41,470	1,157
	ViewPoint Financial
	Group Inc.	54,445	1,140
	First Merchants Corp.	76,740	1,139
	Community Trust
	Bancorp Inc.	34,684	1,137
	Alexander’s Inc.	3,409	1,128
	Home Loan Servicing
	Solutions Ltd.	59,400	1,123
	Flushing Financial Corp.	69,652	1,068
	First Busey Corp.	225,926	1,051
	Tower Group Inc.	58,524	1,040
*	Central Pacific
	Financial Corp.	66,526	1,037
	Cohen & Steers Inc.	33,982	1,035
	BGC Partners Inc. Class A	298,081	1,031
	Dime Community
	Bancshares Inc.	73,465	1,020
	Apollo Commercial Real
	Estate Finance Inc.	62,739	1,018
*	iStar Financial Inc.	124,609	1,016
	FBLFinancial Group Inc.
	Class A	29,462	1,008

	SCBT Financial Corp.	24,986	1,004
	PennantPark
	Investment Corp.	90,854	999
	Hersha Hospitality Trust
	Class A	198,361	992
*	Hanmi Financial Corp.	72,434	984
*	Beneficial Mutual
	Bancorp Inc.	103,557	984
	Inland Real Estate Corp.	117,190	982
*	MGIC Investment Corp.	368,872	981
*	Eagle Bancorp Inc.	48,879	976
*	Ameris Bancorp	77,821	972
	Nelnet Inc. Class A	32,606	971
	Pennsylvania REIT	54,081	954
	S&T Bancorp Inc.	52,108	942
	CreXus Investment Corp.	76,479	937
	Agree Realty Corp.	34,794	932
	Park National Corp.	14,353	928
	Arrow Financial Corp.	37,118	926
*	Flagstar Bancorp Inc.	47,689	925
	Summit Hotel Properties Inc.	94,398	897
	Federal Agricultural
	Mortgage Corp.	27,488	893
	Bryn Mawr Bank Corp.	40,074	892
	BankUnited Inc.	36,450	891
	CoBiz Financial Inc.	119,177	890
	Capital Southwest Corp.	8,896	886
	Interactive Brokers
	Group Inc.	64,405	881
	Horace Mann
	Educators Corp.	43,866	876
	Infinity Property &
	Casualty Corp.	14,996	873
	Bancfirst Corp.	20,615	873
	Hercules Technology
	Growth Capital Inc.	77,539	863
*	ICG Group Inc.	75,111	859
*	Navigators Group Inc.	16,694	853
	Solar Capital Ltd.	35,528	849
*	BofI Holding Inc.	30,419	848
	Arlington Asset
	Investment Corp. Class A	40,367	838
*	Citizens Inc.	75,649	836
	Calamos Asset
	Management Inc. Class A	78,455	829
	Northfield Bancorp Inc.	54,135	826
	First Potomac Realty Trust	66,177	818
	Camden National Corp.	23,929	813
	HFF Inc. Class A	54,017	805
	Alliance Financial Corp.	18,043	785
	Bank Mutual Corp.	181,301	780
	Cedar Realty Trust Inc.	142,237	751
	Lakeland Financial Corp.	28,839	745
	Sabra Health Care REIT Inc.	34,177	742
	Great Southern Bancorp Inc.	28,997	738

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Provident New York Bancorp	78,647	732
	Investors Real Estate Trust	83,473	729
	American Capital Mortgage
	Investment Corp.	30,900	728
	WesBanco Inc.	32,693	726
	Excel Trust Inc.	56,988	722
	Sterling Financial Corp.	34,386	718
*	eHealthInc.	26,012	715
*	Forestar Group Inc.	41,198	714
	Triangle Capital Corp.	28,002	714
*	Piper Jaffray Cos.	22,173	712
	KBWInc.	46,014	704
	Arbor Realty Trust Inc.	117,471	704
	Getty Realty Corp.	38,689	699
*	Cowen Group Inc. Class A	283,198	694
*	Gramercy Capital Corp.	228,898	673
	Safety Insurance Group Inc.	14,544	672
*	Virtus Investment
	Partners Inc.	5,522	668
*	Greenlight Capital Re Ltd.
	Class A	28,310	653
	DynexCapital Inc.	68,383	646
*	Netspend Holdings Inc.	54,225	641
	Hudson Pacific
	Properties Inc.	30,254	637
	Hudson Valley Holding Corp.	39,988	623
	GAMCOInvestors Inc.	11,690	620
	1st Source Corp.	27,914	617
	TrustCo Bank Corp. NY	115,773	611
	BankFinancial Corp.	80,933	601
	Centerstate Banks Inc.	70,386	600
	Renasant Corp.	31,322	600
*	AV Homes Inc.	42,049	598
	Bank of Marin Bancorp	15,893	595
	Sandy Spring Bancorp Inc.	30,446	591
*	National Financial
	Partners Corp.	34,259	587
	Heartland Financial USA Inc.	22,443	587
	Donegal Group Inc. Class A	40,833	573
	Southside Bancshares Inc.	27,003	569
	First Financial Holdings Inc.	43,405	568
*	Nationstar Mortgage
	Holdings Inc.	18,100	561
*	MPGOffice Trust Inc.	180,653	556
*	Global Indemnity plc	24,324	538
	ChathamLodging Trust	34,612	532
	Ames National Corp.	24,109	528
	First Community
	Bancshares Inc.	32,946	526
*	Knight Capital Group Inc.
	Class A	146,735	515
	Marlin Business
	Services Corp.	25,665	515
	FXCM Inc. Class A	50,883	512
*	Bridge Capital Holdings	32,914	512

	American National
	Insurance Co.	7,460	509
	Retail Opportunity
	Investments Corp.	39,506	508
	Diamond Hill Investment
	Group Inc.	7,376	501
	STAG Industrial Inc.	27,401	492
	AG Mortgage Investment
	Trust Inc.	20,951	492
*	PICO Holdings Inc.	23,902	485
	Stewart Information
	Services Corp.	18,521	482
	Baldwin & Lyons Inc.	20,132	480
*	Investment Technology
	Group Inc.	52,661	474
	Ramco-Gershenson
	Properties Trust	35,145	468
	Simmons First National
	Corp. Class A	18,418	467
	United Fire Group Inc.	21,347	466
*	Green Dot Corp. Class A	37,459	457
	Kennedy-Wilson
	Holdings Inc.	32,236	451
	GFI Group Inc.	134,693	436
	Universal Health
	Realty Income Trust	8,544	432
	Enterprise Financial
	Services Corp.	32,911	430
*	INTL.FCStone Inc.	24,370	424
*,^	Zillow Inc. Class A	15,100	419
	Consolidated-Tomoka
	Land Co.	13,503	419
	Republic Bancorp Inc.
	Class A	19,506	412
	Rouse Properties Inc.	23,845	403
	American National
	Bankshares Inc.	19,065	385
*	FBR& Co.	99,207	384
	MCG Capital Corp.	83,010	382
	Resource Capital Corp.	67,068	376
	Capital Trust Inc. Class A	178,047	374
	Bar Harbor Bankshares	11,110	374
	Gladstone Capital Corp.	45,782	374
	Maiden Holdings Ltd.	40,302	370
*	NewStar Financial Inc.	26,290	368
*	WisdomTree
	Investments Inc.	59,774	366
*	Asset Acceptance
	Capital Corp.	78,618	354
	Golub Capital BDC Inc.	21,756	348
*	BRT Realty Trust	52,994	348
	First Defiance Financial Corp.	18,074	347
	First Pactrust Bancorp Inc.	27,859	342
	Crawford & Co. Class B	42,732	341
*	CIFC Corp.	42,079	337

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Lakeland Bancorp Inc.	32,970	336
*	Capital City Bank Group Inc.	29,455	335
	Gladstone Investment Corp.	46,087	321
*	BBX Capital Corp.	45,604	306
	StellarOne Corp.	21,057	298
	Parkway Properties Inc.	20,713	290
	Medallion Financial Corp.	24,457	287
	National Western Life
	Insurance Co. Class A	1,815	286
	RAIT Financial Trust	50,057	283
*	AmeriServ Financial Inc.	91,546	276
	Crawford & Co. Class A	48,395	273
	State Bank Financial Corp.	16,842	267
*	American Safety Insurance
	Holdings Ltd.	14,083	266
	Tompkins Financial Corp.	6,671	264
*	Ladenburg Thalmann
	Financial Services Inc.	188,647	264
	Meadowbrook Insurance
	Group Inc.	45,580	263
	Kite Realty Group Trust	45,906	257
*	HomeStreet Inc.	9,900	253
*	Safeguard Scientifics Inc.	17,087	252
	SYBancorp Inc.	10,771	242
	ESSA Bancorp Inc.	22,091	241
	Artio Global Investors Inc.
	Class A	126,467	240
	Sierra Bancorp	20,600	235
	EMC Insurance Group Inc.	9,778	234
*	Tejon Ranch Co.	8,297	233
	Urstadt Biddle Properties
	Inc. Class A	11,774	232
	First of Long Island Corp.	7,987	226
	US Global Investors Inc.
	Class A	54,425	218
*	Phoenix Cos. Inc.	8,798	218
	Center Bancorp Inc.	18,481	214
	Washington Trust
	Bancorp Inc.	8,065	212
	TowneBank	13,488	209
	Healthcare Trust of
	America Inc. Class A	21,100	209
	Western Asset Mortgage
	Capital Corp.	10,400	206
	Winthrop Realty Trust	17,826	197
	Asta Funding Inc.	20,359	194
	First Financial Corp.	6,108	185
	OneBeacon Insurance
	Group Ltd. Class A	13,245	184
	TICC Capital Corp.	18,159	184
	Bridge Bancorp Inc.	8,989	183
	MVC Capital Inc.	14,955	182
*	ZipRealty Inc.	64,495	181
	Resource America Inc.
	Class A	27,022	180

	Trico Bancshares	10,697	179
	Investors Title Co.	2,968	178
	Westfield Financial Inc.	24,409	176
	First Bancorp	13,764	176
	EverBankFinancial Corp.	11,800	176
	West Coast Bancorp	7,787	172
	German American
	Bancorp Inc.	7,886	171
	WSFS Financial Corp.	3,949	167
	KCAP Financial Inc.	17,804	164
	Select Income REIT	6,600	163
*	Consumer Portfolio
	Services Inc.	30,454	163
	Clifton Savings Bancorp Inc.	14,208	160
	CapLease Inc.	28,661	160
*	Bancorp Inc.	13,924	153
*	Doral Financial Corp.	208,027	151
	Financial Institutions Inc.	7,971	149
*	Gleacher & Co. Inc.	196,770	148
*	United Community
	Banks Inc.	15,440	145
*	Wilshire Bancorp Inc.	24,764	145
	State Auto Financial Corp.	9,657	144
*	Guaranty Bancorp	73,755	144
	Nicholas Financial Inc.	11,558	143
	OceanFirst Financial Corp.	10,355	142
	Medley Capital Corp.	9,750	142
	Rockville Financial Inc.	10,851	140
	Mission West Properties Inc.	15,193	139
	Century Bancorp Inc.
	Class A	4,130	136
	SeaBright Holdings Inc.	12,256	136
*	SWSGroup Inc.	25,127	133
	Univest Corp. of
	Pennsylvania	7,755	133
*	Altisource Residential Corp.	8,215	130
	National Interstate Corp.	4,505	130
	One Liberty Properties Inc.	6,134	124
*	First Marblehead Corp.	159,153	124
	Merchants Bancshares Inc.	4,593	123
	Life Partners Holdings Inc.	45,038	119
	CFS Bancorp Inc.	19,042	119
	Union First Market
	Bankshares Corp.	7,385	116
*	American
	Independence Corp.	24,191	114
	MainSource Financial
	Group Inc.	8,507	108
	ThomasProperties
	Group Inc.	18,002	97
	UMH Properties Inc.	9,212	95
	Monmouth Real Estate
	Investment Corp. Class A	9,168	95
	Sterling Bancorp	10,065	92
	Ameriana Bancorp	11,164	89

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Atlanticus Holdings Corp.	26,603	89
	Citizens & Northern Corp.	4,704	89
	Simplicity Bancorp Inc.	5,900	88
*	BancTrust Financial
	Group Inc.	31,427	87
	CNBFinancial Corp.	5,116	84
	Pzena Investment
	Management Inc. Class A	15,177	82
	Tree.com Inc.	4,506	81
	Eastern Insurance
	Holdings Inc.	4,751	81
	Peoples Bancorp Inc.	3,924	80
*	Metro Bancorp Inc.	6,058	80
*	First Financial Northwest Inc.	10,288	78
	Berkshire Bancorp Inc.	9,373	77
	Cape Bancorp Inc.	8,730	76
	ESB Financial Corp.	5,426	75
	OppenheimerHoldings Inc.
	Class A	4,171	72
	Gain Capital Holdings Inc.	17,010	70
	United Financial Bancorp Inc.	4,277	67
	Mercantile Bank Corp.	4,071	67
*	Firstcity Financial Corp.	6,368	62
*	First Acceptance Corp.	49,050	61
*	Suffolk Bancorp	4,640	61
	Westwood Holdings
	Group Inc.	1,437	59
*	Virginia Commerce
	Bancorp Inc.	6,417	57
	West Bancorporation Inc.	5,282	57
*	Waterstone Financial Inc.	7,258	57
	Bank of Kentucky
	Financial Corp.	2,227	55
*	Hallmark Financial Services	5,462	51
	Kansas City Life Insurance Co.	1,335	51
*	Walker & Dunlop Inc.	2,966	49
*	Southwest Bancorp Inc.	4,391	49
	Gladstone Commercial Corp.	2,735	49
*	American River Bankshares	6,824	48
	Institutional Financial
	Markets Inc.	39,632	48
	National Bankshares Inc.	1,458	47
	Heritage Financial Corp.	2,981	44
	Provident Financial
	Holdings Inc.	2,366	41
	NGP Capital Resources Co.	5,652	41
	PMC Commercial Trust	5,686	40
*	Republic First Bancorp Inc.	19,317	40
*	Eastern Virginia
	Bankshares Inc.	7,531	40
*	NewBridge Bancorp	8,541	40
	Pulaski Financial Corp.	4,255	38
*	Heritage Commerce Corp.	5,119	36
*	Hampton Roads
	Bankshares Inc.	29,317	35

	Federated National
	Holding Co.	6,330	34
	First M&F Corp.	4,721	33
*	Colony Bankcorp Inc.	8,747	32
*	Park Sterling Corp.	6,049	32
*	Community Bankers
	Trust Corp.	11,201	30
	Home Federal Bancorp Inc.	2,343	29
*	Maui Land &
	Pineapple Co. Inc.	6,826	28
	QC Holdings Inc.	8,515	28
	Alliance Bancorp Inc.
	of Pennsylvania	2,159	27
*	Macatawa Bank Corp.	9,356	27
	Peapack Gladstone
	Financial Corp.	1,881	26
	California First
	National Bancorp	1,751	26
*	FNBUnited Corp.	2,200	26
	THLCredit Inc.	1,717	25
	Federal Agricultural
	Mortgage Corp. Class A	1,021	25
	Meta Financial Group Inc.	1,065	24
	First Interstate
	Bancsystem Inc.	1,458	23
	Universal Insurance
	Holdings Inc.	5,131	22
*	United Community
	Financial Corp.	7,740	22
	Territorial Bancorp Inc.	952	22
*	Pacific Mercantile Bancorp	3,311	21
	Washington Banking Co.	1,457	20
	Codorus Valley Bancorp Inc.	1,273	19
*	North Valley Bancorp	1,335	19
	Independence Holding Co.	1,816	17
*	BCSB Bancorp Inc.	1,216	17
*	Sun Bancorp Inc.	4,829	17
	Greene County Bancorp Inc.	800	17
	Pacific Continental Corp.	1,661	16
	1st United Bancorp Inc.	2,581	16
	TF Financial Corp.	662	16
*	First South Bancorp Inc.	3,190	15
*	Farmers Capital Bank Corp.	1,229	15
*	Stratus Properties Inc.	1,643	14
	Penns Woods Bancorp Inc.	363	14
*	First United Corp.	1,861	13
	ShoreBancshares Inc.	2,438	13
	First Bancorp Inc.	791	13
	HopFed Bancorp Inc.	1,411	12
	Terreno Realty Corp.	801	12
	C&F Financial Corp.	305	12
*	Preferred Bank	793	11
*	Regional Management Corp.	650	11
	JMP Group Inc.	1,711	10
	Middleburg Financial Corp.	539	10

Institutional Total Stock Market Index Fund

			Market
			Value
	Shares		($000)
	Firstbank Corp.	878	9
*	Unity Bancorp Inc.	1,345	8
*	Seacoast Banking Corp.
	of Florida	4,924	8
	Northrim BanCorp Inc.	303	7
	Wayne Savings
	Bancshares Inc.	693	6
	MutualFirst Financial Inc.	544	6
*	Old Second Bancorp Inc.	4,290	5
	HF Financial Corp.	396	5
*	Timberland Bancorp Inc.	706	5
*	Premierwest Bancorp	2,834	5
*	Jefferson Bancshares Inc.	1,639	5
*	Fidelity Southern Corp.	404	4
*	Independent Bank Corp.	1,015	4
*	Royal Bancshares of
	Pennsylvania Inc.	1,796	2
	CharterFinancial Corp.	200	2
	New Hampshire Thrift
	Bancshares Inc.	141	2
*	MetroCorp Bancshares Inc.	159	2
	Peoples Financial Corp.	187	2
*	Taylor Capital Group Inc.	87	2
*	Home Bancorp Inc.	53	1
	MidSouth Bancorp Inc.	54	1
	Horizon Bancorp	40	1
*	Harris & Harris Group Inc.	229	1
	Fox Chase Bancorp Inc.	43	1
*	United Security Bancshares	128	1
	Hingham Institution for Savings	9	1
	Citizens Holding Co.	29	1
	Oneida Financial Corp.	52	1
	Norwood Financial Corp.	18	1
	OhioValley Banc Corp.	28	1
*	Orrstown Financial
	Services Inc.	53	1
*	Intervest Bancshares Corp.
	Class A	131	1
	Union Bankshares Inc.	25	1
	Auburn National
	Bancorporation Inc.	18	—
	SI Financial Group Inc.	31	—
*	Yadkin Valley Financial Corp.	114	—
	Landmark Bancorp Inc.	16	—
	Old Point Financial Corp.	27	—
	First Citizens Banc Corp.	54	—
	Community Bank Shares
	of Indiana Inc.	22	—
	Tower Financial Corp.	24	—
*	1st Constitution Bancorp	32	—
	LNBBancorp Inc.	46	—
*	MBTFinancial Corp.	114	—
	Salisbury Bancorp Inc.	11	—
	Mid Penn Bancorp Inc.	24	—
*	ECB Bancorp Inc.	16	—

			Market
			Value
		Shares	($000)
	Hawthorn Bancshares Inc.	29	—
	United Bancshares Inc.	23	—
*	Summit Financial Group Inc.	44	—
*	WSB Holdings Inc.	35	—
	CheviotFinancial Corp.	19	—
*	United Security Bancshares	57	—
*	Severn Bancorp Inc.	41	—
*	Prudential Bancorp Inc.
	of Pennsylvania	19	—
*	Vestin Realty Mortgage II Inc.	90	—
	Heritage Financial Group Inc.	9	—
	National Security Group Inc.	11	—
	WVS Financial Corp.	11	—
*	Valley National Bancorp
	Warrants Exp. 6/30/2015	240	—
*	Transcontinental Realty
	Investors Inc.	12	—
*	Porter Bancorp Inc.	25	—
			3,907,924
Health Care (11.7%)
	Johnson & Johnson	4,150,305	290,936
	Pfizer Inc.	11,243,984	281,999
	Merck & Co. Inc.	4,584,713	187,698
	Abbott Laboratories	2,362,427	154,739
	Amgen Inc.	1,160,291	100,156
	UnitedHealth Group Inc.	1,554,558	84,319
*	Gilead Sciences Inc.	1,138,923	83,654
	Bristol-Myers Squibb Co.	2,527,511	82,372
	Eli Lilly & Co.	1,572,135	77,538
*	Express Scripts
	Holding Co.	1,220,521	65,908
	Medtronic Inc.	1,543,024	63,295
	Baxter International Inc.	823,821	54,916
*	Celgene Corp.	649,527	51,131
*	Biogen Idec Inc.	338,018	49,577
	Allergan Inc.	463,015	42,472
	Covidien plc	722,699	41,729
	ThermoFisher
	Scientific Inc.	550,355	35,102
	McKesson Corp.	355,351	34,455
	WellPoint Inc.	489,596	29,826
*	Intuitive Surgical Inc.	60,119	29,481
*	Alexion
	Pharmaceuticals Inc.	290,628	27,264
	Stryker Corp.	458,224	25,120
	Becton Dickinson and Co.	300,445	23,492
	Aetna Inc.	503,210	23,299
	Cigna Corp.	434,107	23,207
	Agilent Technologies Inc.	523,163	21,418
	Cardinal Health Inc.	513,514	21,147
*	Regeneron
	Pharmaceuticals Inc.	113,164	19,359
	Zimmer Holdings Inc.	263,068	17,536
	St. Jude Medical Inc.	472,709	17,084
*	Cerner Corp.	219,099	17,011

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	MylanInc.	611,052	16,792
	Humana Inc.	243,453	16,708
*	Watson
	Pharmaceuticals Inc.	192,174	16,527
*	DaVita HealthCare
	Partners Inc.	148,603	16,425
	AmerisourceBergen
	Corp. Class A	379,059	16,368
*	Edwards Lifesciences Corp.	174,228	15,710
*	Forest Laboratories Inc.	400,265	14,137
	Quest Diagnostics Inc.	239,341	13,946
	Perrigo Co.	133,915	13,931
*	Vertex
	Pharmaceuticals Inc.	325,205	13,639
*	Life Technologies Corp.	263,921	12,953
*	Laboratory Corp. of
	America Holdings	144,518	12,518
*	Boston Scientific Corp.	2,137,113	12,246
	CRBard Inc.	119,886	11,718
*	Varian Medical
	Systems Inc.	166,746	11,712
*	Waters Corp.	132,095	11,508
*	Henry Schein Inc.	133,379	10,732
*	Illumina Inc.	185,240	10,297
	HCA Holdings Inc.	333,369	10,058
*	CareFusion Corp.	334,484	9,560
*	BioMarin
	Pharmaceutical Inc.	186,057	9,163
	Coventry Health Care Inc.	201,891	9,051
*	Mettler-Toledo
	International Inc.	46,774	9,041
	ResMed Inc.	215,273	8,949
	DENTSPLY
	International Inc.	213,612	8,461
*	Hologic Inc.	399,116	7,994
*	IDEXX Laboratories Inc.	85,721	7,955
*	Hospira Inc.	248,845	7,774
*	Onyx Pharmaceuticals Inc.	98,130	7,412
	Cooper Cos. Inc.	72,359	6,692
	Universal Health
	Services Inc. Class B	135,284	6,541
	Omnicare Inc.	168,154	6,070
*	MEDNAX Inc.	75,048	5,968
*	Medivation Inc.	111,172	5,688
	PerkinElmer Inc.	171,750	5,451
*	Sirona Dental Systems Inc.	83,425	5,378
	Tenet Healthcare Corp.	157,388	5,110
*	Pharmacyclics Inc.	84,063	4,867
*	Covance Inc.	83,450	4,821
*	Ariad Pharmaceuticals Inc.	250,673	4,808
*	Endo Health Solutions Inc.	176,452	4,635
	Patterson Cos. Inc.	131,410	4,498
	Teleflex Inc.	61,786	4,406
	Community Health
	Systems Inc.	137,653	4,231

*	Cubist Pharmaceuticals Inc.	96,590	4,063
*	athenahealth Inc.	54,299	3,988
	Warner Chilcott plc
	Class A	320,836	3,863
*	United Therapeutics Corp.	70,468	3,764
*	Brookdale Senior Living Inc.
	Class A	147,646	3,738
	Techne Corp.	52,848	3,612
*	Health Management
	Associates Inc. Class A	386,146	3,599
*	Salix Pharmaceuticals Ltd.	88,539	3,584
*	Seattle Genetics Inc.	151,281	3,510
*	Alkermes plc	187,235	3,468
*	HMS Holdings Corp.	130,309	3,378
*	Cepheid Inc.	99,634	3,369
*	MyriadGenetics Inc.	123,108	3,355
*	ThoratecCorp.	88,804	3,332
*	Centene Corp.	77,811	3,190
*	WellCare Health Plans Inc.	65,234	3,176
*	Haemonetics Corp.	77,610	3,170
*	Bio-Rad Laboratories Inc.
	Class A	29,775	3,128
*	HealthSouth Corp.	144,578	3,052
*	Health Net Inc.	123,480	3,001
*	Incyte Corp. Ltd.	177,443	2,947
*	Arena Pharmaceuticals Inc.	326,754	2,947
	STERIS Corp.	83,298	2,893
	West Pharmaceutical
	Services Inc.	51,536	2,822
*	LifePoint Hospitals Inc.	73,938	2,791
*	Jazz Pharmaceuticals plc	52,153	2,775
*	CharlesRiver Laboratories
	International Inc.	73,946	2,771
	Owens& Minor Inc.	96,321	2,746
*	Align Technology Inc.	98,292	2,728
*	PAREXEL International Corp.	90,993	2,692
	Hill-Rom Holdings Inc.	93,797	2,673
*	VCA Antech Inc.	125,724	2,646
*	TheravanceInc.	117,003	2,606
*	Team Health Holdings Inc.	86,832	2,498
^	Questcor
	Pharmaceuticals Inc.	90,783	2,426
*	ViroPharma Inc.	105,220	2,395
*	Allscripts Healthcare
	Solutions Inc.	245,669	2,314
*	PSS World Medical Inc.	76,009	2,195
*	CyberonicsInc.	41,667	2,189
*	Alere Inc.	116,191	2,150
*	Bruker Corp.	138,477	2,115
*	Vivus Inc.	152,355	2,045
*	Magellan Health
	Services Inc.	41,367	2,027
*	MWIVeterinary Supply Inc.	18,404	2,024
	ChemedCorp.	28,870	1,980
*	Impax Laboratories Inc.	96,266	1,972

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Acorda Therapeutics Inc.	78,759	1,958
	Air Methods Corp.	52,737	1,945
*	Medicines Co.	81,059	1,943
*	Volcano Corp.	81,497	1,924
*	ArthroCare Corp.	55,358	1,915
*	Infinity Pharmaceuticals Inc.	52,932	1,853
	Analogic Corp.	24,598	1,828
*	Alnylam
	Pharmaceuticals Inc.	97,207	1,774
*	Dendreon Corp.	327,192	1,728
	Masimo Corp.	82,208	1,727
*	Amsurg Corp. Class A	56,604	1,699
	Abaxis Inc.	44,156	1,638
*,^	Exelixis Inc.	356,437	1,629
*	Immunogen Inc.	127,726	1,629
*	Insulet Corp.	72,626	1,541
*	Bio-Reference Labs Inc.	53,592	1,538
	Cantel Medical Corp.	51,270	1,524
	PDL BioPharma Inc.	212,048	1,495
*	Isis Pharmaceuticals Inc.	142,153	1,487
*	HeartWare International Inc.	17,705	1,486
	CONMED Corp.	53,056	1,483
*	InterMune Inc.	150,782	1,461
*	Integra LifeSciences
	Holdings Corp.	36,731	1,431
*	Neogen Corp.	31,214	1,415
*	Exact Sciences Corp.	129,220	1,368
*	Affymax Inc.	71,117	1,351
*	Auxilium
	Pharmaceuticals Inc.	72,597	1,345
*	Nektar Therapeutics	177,746	1,317
*	ACADIA
	Pharmaceuticals Inc.	280,014	1,302
*	Capital Senior Living Corp.	69,259	1,294
*	DexCom Inc.	94,895	1,292
*	Conceptus Inc.	60,517	1,271
*	ICU Medical Inc.	20,623	1,257
*	Aegerion
	Pharmaceuticals Inc.	49,337	1,253
*	Akorn Inc.	92,640	1,238
*	NPS Pharmaceuticals Inc.	134,323	1,222
*,^	OpkoHealth Inc.	253,333	1,219
*	Sarepta Therapeutics Inc.	47,037	1,214
*	BioScrip Inc.	112,651	1,213
	Meridian Bioscience Inc.	58,029	1,175
*	AMN Healthcare
	Services Inc.	100,707	1,163
*	ABIOMED Inc.	85,644	1,153
*	Ironwood Pharmaceuticals
	Inc. Class A	103,692	1,150
*	Wright Medical Group Inc.	54,577	1,146
*	Acadia Healthcare Co. Inc.	48,900	1,141
*	Momenta
	Pharmaceuticals Inc.	94,881	1,118
	Quality Systems Inc.	62,791	1,090

*	Molina Healthcare Inc.	40,245	1,089
*	Emeritus Corp.	43,200	1,068
*	Achillion
	Pharmaceuticals Inc.	131,130	1,052
*	Hanger Inc.	38,428	1,051
*	Emergent Biosolutions Inc.	65,374	1,049
	Computer Programs &
	Systems Inc.	20,732	1,044
*	Accuray Inc.	157,116	1,010
*	Cadence
	Pharmaceuticals Inc.	207,753	995
*	Medidata Solutions Inc.	25,360	994
*	Genomic Health Inc.	35,853	977
*	Greatbatch Inc.	40,137	933
*	MedAssets Inc.	55,241	926
*	NuVasive Inc.	58,728	908
*	Accretive Health Inc.	78,271	905
*	Idenix Pharmaceuticals Inc.	186,320	904
*	Optimer
	Pharmaceuticals Inc.	98,309	890
*	AVANIR
	Pharmaceuticals Inc.	334,313	879
*	Endologix Inc.	61,667	878
*	Array BioPharma Inc.	235,058	874
*	Halozyme Therapeutics Inc.	129,827	871
*	Amedisys Inc.	76,082	857
*	Corvel Corp.	18,986	851
*	Depomed Inc.	134,077	830
*	Natus Medical Inc.	73,453	821
*	SymmetryMedical Inc.	77,861	819
*	AMAG Pharmaceuticals Inc.	55,414	815
*	Sunrise Senior Living Inc.	55,956	805
*	Pacira Pharmaceuticals Inc.	45,200	790
*	Lexicon
	Pharmaceuticals Inc.	353,288	784
*	DynavaxTechnologies Corp.	261,695	748
	Hi-Tech Pharmacal Co. Inc.	21,208	742
	Almost Family Inc.	35,509	719
*	AngioDynamics Inc.	64,993	714
*	Luminex Corp.	42,376	710
	Invacare Corp.	43,329	706
*	Kindred Healthcare Inc.	64,189	695
*	Albany Molecular
	Research Inc.	130,975	692
*	Curis Inc.	199,675	685
*	AVEO Pharmaceuticals Inc.	84,713	682
*	NxStage Medical Inc.	59,638	671
*	Orthofix International NV	17,018	669
	Landauer Inc.	10,564	647
*	CynosureInc. Class A	26,818	647
^	Spectrum
	Pharmaceuticals Inc.	57,182	640
*	Cambrex Corp.	55,205	628
*	Alphatec Holdings Inc.	365,872	604
*	SynagevaBioPharma Corp.	12,902	597

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Cerus Corp.	185,453	586
	Ensign Group Inc.	21,478	584
*	IPCThe Hospitalist Co. Inc.	14,667	582
*	Affymetrix Inc.	177,629	563
*	Healthways Inc.	52,526	562
*	Exactech Inc.	32,984	559
*	Merit Medical Systems Inc.	39,872	554
*	Astex Pharmaceuticals	189,601	552
	Atrion Corp.	2,751	539
*	MAPPharmaceuticals Inc.	34,057	535
	Enzon Pharmaceuticals Inc.	120,398	533
*	Gentiva Health Services Inc.	53,064	533
*	Rigel Pharmaceuticals Inc.	80,881	526
	Assisted Living
	Concepts Inc. Class A	53,892	525
*	MAKOSurgical Corp.	39,316	506
*	Arqule Inc.	179,863	502
*	Celldex Therapeutics Inc.	74,526	500
*	MannKind Corp.	215,134	497
*	Quidel Corp.	26,584	496
*	OraSure Technologies Inc.	68,013	488
*	Anika Therapeutics Inc.	47,801	475
*	Cutera Inc.	52,703	474
*	PharMerica Corp.	31,861	454
	Select Medical
	Holdings Corp.	46,859	442
*	Ligand Pharmaceuticals
	Inc. Class B	20,235	420
*	Cross Country
	Healthcare Inc.	87,179	418
*	Neurocrine Biosciences Inc.	55,797	417
	CryoLife Inc.	65,326	407
*	Agenus Inc.	98,028	402
*	Five Star Quality Care Inc.	80,021	401
*	Orexigen Therapeutics Inc.	75,463	398
*	Antares Pharma Inc.	103,553	395
*,^	Celsion Corp.	45,311	371
*	Omnicell Inc.	24,790	369
*	BioMimetic
	Therapeutics Inc.	50,806	368
*	Santarus Inc.	33,258	365
*	Sequenom Inc.	77,247	365
*	Geron Corp.	245,058	346
*	Anacor Pharmaceuticals Inc.	65,992	343
	Universal American Corp.	39,761	342
*	Ampio Pharmaceuticals Inc.	91,437	328
*	DyaxCorp.	94,090	327
*	Triple-S Management
	Corp. Class B	17,218	318
*	LHCGroup Inc.	14,844	316
*	HealthStream Inc.	12,872	313
*	Merrimack
	Pharmaceuticals Inc.	51,289	312
*	NewLink Genetics Corp.	24,643	308
*	Biolase Inc.	165,905	307

*	Omeros Corp.	57,299	297
*	SurModics Inc.	13,198	295
*	ExamWorks Group Inc.	21,077	295
*	Furiex Pharmaceuticals Inc.	15,164	292
*	SpectraneticsCorp.	19,088	282
*	Biotime Inc.	89,714	282
*	Sciclone
	Pharmaceuticals Inc.	63,215	272
*	CytoriTherapeutics Inc.	94,569	267
*	Alliance HealthCare
	Services Inc.	40,908	261
	US Physical Therapy Inc.	9,334	257
*	Icad Inc.	51,528	247
*	XenoPort Inc.	31,326	243
	National Healthcare Corp.	5,137	242
*	Novavax Inc.	127,082	240
*	Immunomedics Inc.	79,767	233
*,^	Acura Pharmaceuticals Inc.	92,295	205
*	Aastrom Biosciences Inc.	158,863	200
*	BioClinica Inc.	34,747	199
*	GTx Inc.	44,872	188
*	Endocyte Inc.	19,600	176
*,^	Anthera
	Pharmaceuticals Inc.	277,403	172
*	Corcept Therapeutics Inc.	114,418	164
*	BioCryst
	Pharmaceuticals Inc.	107,475	153
*	Navidea
	Biopharmaceuticals Inc.	53,926	153
*	AtriCure Inc.	22,002	152
*	Enzo Biochem Inc.	54,808	148
*	ZIOPHARM Oncology Inc.	34,782	145
*	Harvard Bioscience Inc.	32,527	142
*	Vascular Solutions Inc.	8,957	142
*	Protalix BioTherapeutics Inc.	26,905	140
*,^	Alexza Pharmaceuticals Inc.	28,152	139
*	Palomar Medical
	Technologies Inc.	14,943	138
*	Columbia Laboratories Inc.	210,081	133
	Pain Therapeutics Inc.	48,537	132
*	Merge Healthcare Inc.	52,352	129
*	Durect Corp.	138,205	127
*	Pozen Inc.	25,338	127
*	Staar Surgical Co.	20,720	126
*	CytokineticsInc.	183,998	121
*	Obagi Medical Products Inc.	8,864	120
*	Sangamo Biosciences Inc.	19,311	116
*,^	Biosante
	Pharmaceuticals Inc.	91,691	114
*	PDI Inc.	14,959	114
*	Codexis Inc.	49,208	109
*	RTI Biologics Inc.	25,082	107
*	ChelseaTherapeutics
	International Ltd.	138,203	105
*	CardioNet Inc.	45,835	104

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Providence Service Corp.	5,764	98
*	Targacept Inc.	21,528	94
*	Vanguard Health
	Systems Inc.	7,375	90
*	EpocratesInc.	10,215	90
*	Rochester Medical Corp.	8,804	89
*,^	Apricus Biosciences Inc.	44,009	88
*	Insmed Inc.	12,761	85
*,^	Savient Pharmaceuticals Inc.	80,765	85
*	Digirad Corp.	40,423	83
*	Vocera Communications Inc.	3,242	81
*	Alimera Sciences Inc.	50,688	80
*	SyntaPharmaceuticals Corp.	8,778	79
*	Hooper Holmes Inc.	194,540	77
*,^	BSD Medical Corp.	50,807	77
*	Delcath Systems Inc.	62,073	76
*	Oncothyreon Inc.	39,256	75
*	Vical Inc.	23,842	69
*	Cardiovascular Systems Inc.	5,493	69
*	LCA-Vision Inc.	23,998	68
*	Hansen Medical Inc.	32,538	68
*	Adolor Corp. Rights
	Exp. 07/01/2019	126,930	66
*	Osiris Therapeutics Inc.	7,222	65
*	PROLOR Biotech Inc.	12,986	64
*	Bovie Medical Corp.	25,571	62
*	MyrexisInc.	21,693	61
*	Authentidate Holding Corp.	63,493	60
*	Cell Therapeutics Inc.	45,837	60
*	Progenics
	Pharmaceuticals Inc.	19,226	57
*	Biodel Inc.	23,858	56
*	Arrowhead Research Corp.	25,542	55
	Young Innovations Inc.	1,362	54
*	SIGA Technologies Inc.	20,268	53
*	Solta Medical Inc.	19,114	51
	Psychemedics Corp.	4,661	50
*	RadNet Inc.	18,952	48
*	Medical Action Industries Inc.	17,304	47
*	Repligen Corp.	7,281	46
*	Fluidigm Corp.	3,000	43
*	Keryx
	Biopharmaceuticals Inc.	15,988	42
*	Horizon Pharma Inc.	17,400	41
*	ChindexInternational Inc.	3,762	39
*	Peregrine
	Pharmaceuticals Inc.	29,384	39
*	Complete Genomics Inc.	12,245	39
*	Threshold
	Pharmaceuticals Inc.	8,900	37
*	Discovery Laboratories Inc.	17,399	37
*	Unilife Corp.	16,001	36
	Maxygen Inc.	14,258	35
*	Pernix Therapeutics Holdings	4,164	32
*	Tornier NV	1,800	30

*	TheragenicsCorp.	18,481	29
*	Forest Laboratories Inc.
	Contingent Value
	Rights Exp. 04/14/2018	29,879	28
*	Cumberland
	Pharmaceuticals Inc.	6,675	28
*	Raptor
	Pharmaceutical Corp.	4,470	26
*	Transcept
	Pharmaceuticals Inc.	5,840	26
*	Vanda Pharmaceuticals Inc.	6,866	25
*	Sagent Pharmaceuticals Inc.	1,572	25
*	CytRxCorp.	13,199	25
*	Zalicus Inc.	34,526	22
	Biota Pharmaceuticals Inc.	5,468	22
*	Hemispherx Biopharma Inc.	85,879	22
*	Metabolix Inc.	14,335	21
*	Skilled Healthcare Group Inc.	3,154	20
*	ADVENTRX
	Pharmaceuticals Inc.	32,620	19
*	EnteroMedics Inc.	6,262	18
*	MELA Sciences Inc.	9,482	17
*	Clovis Oncology Inc.	1,000	16
*	Cel-Sci Corp.	51,767	14
*	ThermoGenesisCorp.	14,114	12
*	GenVec Inc.	8,765	12
*	Lannett Co. Inc.	2,184	11
*	ERBADiagnostics Inc.	11,606	10
*	Strategic Diagnostics Inc.	9,571	10
*	SynergeticsUSA Inc.	2,112	10
*	Idera Pharmaceuticals Inc.	10,479	9
*	Amicus Therapeutics Inc.	2,502	7
*	Biospecifics
	Technologies Corp.	412	6
*	Cardica Inc.	4,675	5
*	XOMA Corp.	2,060	5
	National Research Corp.	82	4
*	StemCells Inc.	1,892	3
*	Entremed Inc.	2,162	3
*	SharpsCompliance Corp.	1,172	3
*	Galena Biopharma Inc.	1,714	3
	Heska Corp.	291	2
*	Stereotaxis Inc.	864	2
*	Cornerstone Therapeutics Inc.	400	2
	Daxor Corp.	161	1
*	Repros Therapeutics Inc.	66	1
	Utah Medical Products Inc.	24	1
*	OncoGenex
	Pharmaceutical Inc.	64	1
*	ProPhase Labs Inc.	465	1
*	Nanosphere Inc.	116	—
*	Inovio Pharmaceuticals Inc.	648	—
*	Sucampo Pharmaceuticals
	Inc. Class A	58	—
*	TranS1 Inc.	84	—

Institutional Total Stock Market Index Fund

			Market
			Value•
		Shares	($000)
*	Vision Sciences Inc.	140	—
*	Retractable Technologies Inc.	71	—
*	PURE Bioscience Inc.	29	—
			2,773,925
Industrials (11.0%)
	General Electric Co.	15,894,473	333,625
	United
	Technologies Corp.	1,303,954	106,937
	3M Co.	988,656	91,797
	Union Pacific Corp.	712,980	89,636
	Caterpillar Inc.	983,473	88,100
	Boeing Co.	1,075,165	81,024
	United Parcel Service
	Inc. Class B	1,093,430	80,619
	Honeywell
	International Inc.	1,116,306	70,852
	Emerson Electric Co.	1,094,951	57,989
	Danaher Corp.	889,817	49,741
	Deere & Co.	560,135	48,407
	Precision Castparts Corp.	218,889	41,462
	FedEx Corp.	449,131	41,194
	Illinois Tool Works Inc.	635,226	38,628
	Lockheed Martin Corp.	415,183	38,317
	Eaton Corp. plc	697,369	37,797
	General Dynamics Corp.	451,470	31,273
	CSX Corp.	1,565,531	30,888
	Norfolk Southern Corp.	480,992	29,745
	Cummins Inc.	272,333	29,507
	Raytheon Co.	499,838	28,771
	Northrop Grumman Corp.	353,564	23,894
	PACCAR Inc.	505,535	22,855
	Waste Management Inc.	663,010	22,370
	Ingersoll-Rand plc	464,031	22,255
	Tyco International Ltd.	692,321	20,250
	Fastenal Co.	423,752	19,785
	Parker Hannifin Corp.	224,968	19,136
	Dover Corp.	275,489	18,102
	WW Grainger Inc.	89,183	18,048
	Rockwell Automation Inc.	212,549	17,852
	Stanley Black &
	Decker Inc.	240,603	17,797
	Roper Industries Inc.	147,254	16,416
	ADT Corp.	348,460	16,200
	Pentair Ltd.	315,532	15,508
	CH Robinson
	Worldwide Inc.	243,103	15,369
*	Delta Air Lines Inc.	1,280,570	15,200
	Fluor Corp.	251,592	14,779
	Kansas City Southern	165,657	13,829
	AMETEK Inc.	365,525	13,733
	Republic Services Inc.
	Class A	467,691	13,717
	Expeditors International
	of Washington Inc.	317,218	12,546
*	Stericycle Inc.	129,196	12,050

	Rockwell Collins Inc.	203,391	11,831
*	United Continental
	Holdings Inc.	500,672	11,706
	Southwest Airlines Co.	1,118,613	11,455
	Flowserve Corp.	76,973	11,300
	L-3 Communications
	Holdings Inc.	145,485	11,147
*	Verisk Analytics Inc.
	Class A	212,190	10,822
	Pall Corp.	175,019	10,547
	Textron Inc.	423,233	10,492
	Joy Global Inc.	159,518	10,174
	TransDigm Group Inc.	73,680	10,047
	Equifax Inc.	180,597	9,774
	Masco Corp.	542,414	9,037
*	Quanta Services Inc.	315,611	8,613
	JB Hunt Transport
	Services Inc.	141,765	8,465
*	Jacobs Engineering
	Group Inc.	195,778	8,334
*	IHS Inc. Class A	84,377	8,100
*	Hertz Global Holdings Inc.	476,013	7,745
*	B/E Aerospace Inc.	156,599	7,736
	Xylem Inc.	279,627	7,578
*	AGCO Corp.	146,551	7,199
*	Fortune Brands Home &
	Security Inc.	242,042	7,072
	Cintas Corp.	171,493	7,014
	Donaldson Co. Inc.	213,029	6,996
	Snap-on Inc.	87,663	6,925
	Hubbell Inc. Class B	78,799	6,669
	KBR Inc.	222,742	6,664
	Iron Mountain Inc.	214,344	6,655
	Robert Half
	International Inc.	203,851	6,487
	Wabtec Corp.	72,373	6,336
*	WABCO Holdings Inc.	96,590	6,297
*	Owens Corning	169,727	6,278
	Waste Connections Inc.	176,622	5,968
	Timken Co.	124,554	5,957
	IDEX Corp.	125,921	5,859
*	Nielsen Holdings NV	190,548	5,829
	Lincoln Electric
	Holdings Inc.	119,681	5,826
	Carlisle Cos. Inc.	94,540	5,555
	Nordson Corp.	87,151	5,501
*	United Rentals Inc.	119,032	5,418
	SPX Corp.	76,560	5,371
	Corrections Corp.
	of America	150,809	5,349
	Avery Dennison Corp.	153,146	5,348
	Dun & Bradstreet Corp.	67,784	5,331
	MSC Industrial
	Direct Co. Inc. Class A	70,587	5,321
	Manpower Inc.	120,308	5,106

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Genesee & Wyoming Inc.
	Class A	66,669	5,072
	Gardner Denver Inc.	73,918	5,063
	Towers Watson & Co.
	Class A	88,701	4,986
	Valmont Industries Inc.	36,151	4,936
	Triumph Group Inc.	75,278	4,916
	Kennametal Inc.	121,028	4,841
*	Sensata Technologies
	Holding NV	149,041	4,841
*	Copart Inc.	163,261	4,816
*	Kirby Corp.	75,965	4,701
	Graco Inc.	91,146	4,693
*	Terex Corp.	166,809	4,689
*	Clean Harbors Inc.	84,489	4,648
*	ShawGroup Inc.	99,698	4,647
*	Alaska Air Group Inc.	106,546	4,591
	URS Corp.	115,708	4,543
	Regal-Beloit Corp.	63,718	4,490
*	WESCO International Inc.	65,917	4,445
	Acuity Brands Inc.	64,054	4,338
	Trinity Industries Inc.	119,506	4,281
	Babcock & Wilcox Co.	161,058	4,220
*	Hexcel Corp.	150,254	4,051
*	Foster Wheeler AG	163,105	3,967
	Ryder System Inc.	77,203	3,855
	Toro Co.	88,447	3,801
	AO Smith Corp.	59,672	3,764
	Landstar System Inc.	70,492	3,698
*	Oshkosh Corp.	124,489	3,691
*	AECOM Technology Corp.	153,334	3,649
*	Middleby Corp.	28,317	3,631
	CLARCOR Inc.	75,825	3,623
	Woodward Inc.	93,509	3,565
	EMCOR Group Inc.	100,585	3,481
*	Teledyne Technologies Inc.	52,924	3,444
	Lennox International Inc.	65,383	3,434
*	Colfax Corp.	84,908	3,426
	Robbins & Myers Inc.	57,140	3,397
*	Old Dominion
	Freight Line Inc.	97,858	3,355
	Covanta Holding Corp.	180,356	3,322
*	US Airways Group Inc.	245,862	3,319
*,^	Polypore International Inc.	70,176	3,263
	Huntington Ingalls
	Industries Inc.	74,969	3,249
	Pitney Bowes Inc.	303,915	3,234
	Crane Co.	69,500	3,216
*	Avis Budget Group Inc.	160,919	3,189
*	USG Corp.	113,362	3,182
	Exelis Inc.	282,158	3,180
	ITT Corp.	132,525	3,109
	Belden Inc.	68,390	3,077
*	SpiritAerosystems
	Holdings Inc. Class A	180,192	3,058

	Alliant Techsystems Inc.	49,351	3,058
	Watsco Inc.	40,560	3,038
	Geo Group Inc.	107,149	3,022
*	ChartIndustries Inc.	45,072	3,005
	Manitowoc Co. Inc.	190,172	2,982
*	Esterline
	Technologies Corp.	46,746	2,974
	Actuant Corp. Class A	104,340	2,912
	GATXCorp.	67,150	2,908
	Harsco Corp.	121,901	2,865
	Macquarie
	Infrastructure Co. LLC	60,154	2,741
*	EnerSys Inc.	72,676	2,735
*	Tetra Tech Inc.	96,550	2,554
	Brady Corp. Class A	74,042	2,473
	Deluxe Corp.	76,432	2,464
	RR Donnelley & Sons Co.	272,373	2,451
*	Advisory Board Co.	52,389	2,451
*	Moog Inc. Class A	59,499	2,441
*	Air Lease Corp.	112,984	2,429
	Corporate Executive
	Board Co.	50,936	2,417
	Applied Industrial
	Technologies Inc.	57,274	2,406
	Con-way Inc.	84,973	2,364
*	Beacon Roofing Supply Inc.	70,897	2,359
*	General Cable Corp.	75,294	2,290
	Healthcare Services
	Group Inc.	96,895	2,251
	Rollins Inc.	99,629	2,196
	Mueller Industries Inc.	43,365	2,170
*	MasTec Inc.	86,072	2,146
	Curtiss-Wright Corp.	64,144	2,106
	UTi Worldwide Inc.	156,962	2,103
*	FTI Consulting Inc.	63,588	2,098
*	JetBlue Airways Corp.	366,688	2,094
	HEICO Corp. Class A	64,667	2,068
	HNI Corp.	68,713	2,066
	Brink’s Co.	71,931	2,052
	Armstrong World
	Industries Inc.	40,321	2,045
	Mine Safety
	Appliances Co.	47,503	2,029
	Interface Inc. Class A	125,900	2,024
	Briggs & Stratton Corp.	94,462	1,991
*	Acacia Research Corp.	75,359	1,933
	AZZ Inc.	50,262	1,932
	Simpson
	Manufacturing Co. Inc.	58,606	1,922
*	MRCGlobal Inc.	68,391	1,900
	Herman Miller Inc.	88,360	1,893
*	Hub Group Inc. Class A	56,179	1,888
	Granite Construction Inc.	55,654	1,871
	Franklin Electric Co. Inc.	29,950	1,862
*	Navistar International Corp.	84,001	1,829

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	United Stationers Inc.	58,487	1,813
*	On Assignment Inc.	89,112	1,807
	Barnes Group Inc.	79,072	1,776
*	Atlas Air Worldwide
	Holdings Inc.	39,977	1,771
	TALInternational Group Inc.	48,013	1,747
*	GrafTech International Ltd.	184,659	1,734
	Allegiant Travel Co. Class A	23,421	1,719
	Watts Water
	Technologies Inc. Class A	39,912	1,716
*	RBC Bearings Inc.	33,831	1,694
	ABM Industries Inc.	84,701	1,690
	UniFirst Corp.	22,788	1,671
	KARAuction Services Inc.	82,356	1,667
*	SpiritAirlines Inc.	92,776	1,644
	Matson Inc.	62,640	1,548
	ESCO Technologies Inc.	40,470	1,514
*	II-VI Inc.	81,619	1,491
	Forward Air Corp.	42,234	1,479
	Generac Holdings Inc.	42,439	1,456
	Altra Holdings Inc.	65,873	1,453
	Werner Enterprises Inc.	66,058	1,431
	Raven Industries Inc.	53,789	1,418
	Albany International Corp.	62,344	1,414
	Astec Industries Inc.	41,868	1,395
	Steelcase Inc. Class A	108,480	1,382
	Standex International Corp.	26,761	1,373
	Aircastle Ltd.	109,079	1,368
	G&K Services Inc. Class A	39,706	1,356
	Knoll Inc.	88,088	1,353
	Knight Transportation Inc.	91,325	1,336
	CIRCOR International Inc.	33,463	1,325
*	DycomIndustries Inc.	66,176	1,310
	Mueller Water Products Inc.
	Class A	227,099	1,274
*	ACCO Brands Corp.	172,608	1,267
	Apogee Enterprises Inc.	51,971	1,246
*	Blount International Inc.	78,077	1,235
	Cascade Corp.	19,206	1,235
*	Exponent Inc.	22,009	1,229
	American Science &
	Engineering Inc.	18,770	1,224
	Amerco Inc.	9,645	1,223
*	DigitalGlobe Inc.	49,760	1,216
	Insperity Inc.	36,974	1,204
*	Aegion Corp. Class A	54,140	1,201
*	SwiftTransportation Co.	128,515	1,172
^	Titan International Inc.	53,392	1,160
	Cubic Corp.	24,103	1,156
	Kaydon Corp.	48,131	1,152
*	Orbital Sciences Corp.	80,631	1,110
	AAR Corp.	59,375	1,109
*	Mobile Mini Inc.	52,913	1,102
	Kaman Corp.	29,911	1,101
	Heartland Express Inc.	83,372	1,090

	AAON Inc.	51,183	1,068
	Lindsay Corp.	13,317	1,067
	SkyWest Inc.	84,977	1,059
*	GenCorp Inc.	114,078	1,044
*	GeoEye Inc.	33,539	1,031
*	Trimas Corp.	36,679	1,026
	Celadon Group Inc.	55,638	1,005
	Comfort Systems USA Inc.	80,795	982
*	Consolidated Graphics Inc.	27,515	961
	American Railcar
	Industries Inc.	30,186	958
	Barrett Business
	Services Inc.	25,139	958
*	Korn/Ferry International	59,551	944
	Seaboard Corp.	373	944
	Sauer-Danfoss Inc.	17,574	938
	Universal Forest
	Products Inc.	24,409	929
*	Builders FirstSource Inc.	165,099	921
	Ennis Inc.	59,236	916
	Aceto Corp.	85,339	857
	US Ecology Inc.	36,256	853
*	CBIZInc.	143,257	847
	Alamo Group Inc.	25,866	844
*	Rush Enterprises Inc.
	Class A	40,789	843
	Quanex Building
	Products Corp.	41,118	839
*	Greenbrier Cos. Inc.	51,314	830
*	EnPro Industries Inc.	20,183	825
*	Huron Consulting Group Inc.	23,930	806
	CDI Corp.	46,129	790
*	DXP Enterprises Inc.	15,819	776
	Griffon Corp.	67,506	774
*	Layne Christensen Co.	31,497	764
	Marten Transport Ltd.	41,325	760
	McGrath RentCorp	26,008	755
*	Franklin Covey Co.	57,817	746
*	Trex Co. Inc.	19,859	739
*	SykesEnterprises Inc.	48,243	734
	Gorman-Rupp Co.	24,452	729
*	Powell Industries Inc.	17,349	721
	H&E Equipment
	Services Inc.	43,761	659
*	Hawaiian Holdings Inc.	98,768	649
	Tennant Co.	14,751	648
*	CRAInternational Inc.	31,582	624
	Great Lakes Dredge &
	Dock Corp.	69,724	623
*	Team Inc.	16,136	614
*	GPStrategies Corp.	29,236	604
*	Federal Signal Corp.	79,160	602
*	Meritor Inc.	126,971	601
*	American Woodmark Corp.	21,571	600
*	Accuride Corp.	186,550	599

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Navigant Consulting Inc.	53,402	596
	Ampco-Pittsburgh Corp.	29,558	591
*	Ducommun Inc.	36,073	583
*	Tutor Perini Corp.	42,218	578
	Resources Connection Inc.	47,279	565
*	Park-Ohio Holdings Corp.	26,341	561
*	TrueBlue Inc.	35,086	553
	Encore Wire Corp.	17,423	528
	DynamicMaterials Corp.	37,755	525
*	Engility Holdings Inc.	27,068	521
	Heidrick & Struggles
	International Inc.	34,063	520
*	ThermonGroup
	Holdings Inc.	22,900	516
	Michael Baker Corp.	20,580	513
^	Acorn Energy Inc.	63,673	497
*	Wabash National Corp.	54,565	489
	Kimball International Inc.
	Class B	39,929	464
	Houston Wire & Cable Co.	37,516	460
*	Commercial Vehicle
	Group Inc.	55,706	457
*	Columbus McKinnon Corp.	27,494	454
*	Astronics Corp.	19,710	451
*	Taser International Inc.	49,467	442
	Arkansas Best Corp.	46,250	442
*	Rexnord Corp.	20,600	439
*	Wesco Aircraft Holdings Inc.	33,000	436
	Kelly Services Inc. Class A	27,603	434
*	American Superconductor
	Corp.	164,462	431
*	InnerWorkings Inc.	30,842	425
*	Air Transport Services
	Group Inc.	105,215	422
	KforceInc.	29,162	418
*	Aerovironment Inc.	18,593	404
	Sun Hydraulics Corp.	15,431	402
	Hyster-Yale Materials
	Handling Inc.	8,217	401
*	ICF International Inc.	16,929	397
*	Dolan Co.	101,793	396
*	LydallInc.	27,446	394
*	EnergySolutions Inc.	125,126	390
	Argan Inc.	21,522	387
	LBFoster Co. Class A	8,893	386
*	Northwest Pipe Co.	16,177	386
*	Gibraltar Industries Inc.	24,208	385
*	Proto Labs Inc.	9,600	378
*	EnerNOC Inc.	31,802	374
	Miller Industries Inc.	24,232	370
	John Bean
	Technologies Corp.	20,571	366
*	BlueLinx Holdings Inc.	128,169	360
*	Furmanite Corp.	66,305	356
*	Pacer International Inc.	91,152	355

*	American
	Reprographics Co.	138,698	355
	Viad Corp.	12,886	350
	Quad/Graphics Inc.	17,126	349
*	NN Inc.	38,108	349
	Graham Corp.	17,539	342
*	Republic Airways
	Holdings Inc.	60,015	341
*	Capstone Turbine Corp.	379,084	337
*	Flow International Corp.	94,439	331
*	Covenant Transportation
	Group Inc. Class A	59,175	327
*	Cenveo Inc.	121,157	327
	Primoris Services Corp.	21,270	320
	SeaCube Container
	Leasing Ltd.	16,970	320
*	Kadant Inc.	11,769	312
	National Presto
	Industries Inc.	4,329	299
*	MYRGroup Inc.	13,105	292
*	Titan Machinery Inc.	11,588	286
	Intersections Inc.	29,272	277
*	Saia Inc.	11,857	274
	Multi-Color Corp.	11,120	267
	Hardinge Inc.	26,370	262
*	Casella Waste Systems
	Inc. Class A	58,695	257
*	Ameresco Inc. Class A	25,922	254
	Global Power Equipment
	Group Inc.	14,540	249
*	Kratos Defense &
	Security Solutions Inc.	48,611	245
*	Pendrell Corp.	192,234	244
*	Orion Marine Group Inc.	32,973	241
*	Active Power Inc.	71,470	239
*	PowerSecure
	International Inc.	29,534	231
	International
	Shipholding Corp.	13,746	227
	LSI Industries Inc.	31,638	222
*	Mistras Group Inc.	8,900	220
*	Echo Global Logistics Inc.	12,150	218
*	Quality Distribution Inc.	36,370	218
	Courier Corp.	19,111	210
	PAM Transportation
	Services Inc.	20,294	208
	Pike Electric Corp.	21,216	203
	Insteel Industries Inc.	15,789	197
	Ceco Environmental Corp.	19,322	192
	Lawson Products Inc.	19,089	189
*	KEYW Holding Corp.	14,469	184
*	Sterling Construction
	Co. Inc.	18,164	181
	Coleman Cable Inc.	18,579	172
*	Heritage-Crystal Clean Inc.	11,371	171

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Hudson Global Inc.	35,653	160
*	Genco Shipping &
	Trading Ltd.	45,614	159
*	CAIInternational Inc.	7,152	157
*	LMI Aerospace Inc.	7,814	151
*	AT Cross Co. Class A	13,903	150
*	Energy Recovery Inc.	43,534	148
	HEICO Corp.	3,168	142
*	NCI Building Systems Inc.	10,126	141
*	FuelCell Energy Inc.	152,123	139
*	Odyssey Marine
	Exploration Inc.	46,783	139
*	Hurco Cos. Inc.	5,580	128
*	Standard Parking Corp.	5,794	127
*	SwisherHygiene Inc.	71,136	124
	Met-Pro Corp.	12,563	122
	Preformed Line
	Products Co.	2,048	122
*	Roadrunner Transportation
	Systems Inc.	6,447	117
	LS Starrett Co. Class A	11,175	108
	FreightCar America Inc.	4,776	107
*	Fuel Tech Inc.	24,849	104
	Eastern Co.	6,510	103
*	Integrated Electrical
	Services Inc.	20,098	94
*	Astronics Corp. Class B	3,892	89
*	Hill International Inc.	24,339	89
*	Willis Lease Finance Corp.	6,194	89
*	Innotrac Corp.	28,467	87
*	Vicor Corp.	14,805	80
*,^	Ascent Solar
	Technologies Inc.	129,091	80
*	TRCCos. Inc.	12,634	74
	Schawk Inc. Class A	5,261	69
*	API Technologies Corp.	23,379	69
	Innovative Solutions &
	Support Inc.	18,558	64
	SyprisSolutions Inc.	15,958	63
*	XPOLogistics Inc.	3,600	63
*	Metalico Inc.	30,954	61
*	TMS International Corp.
	Class A	4,800	60
	TwinDisc Inc.	3,407	59
*	Magnetek Inc.	5,279	54
*	Patriot Transportation
	Holding Inc.	1,834	52
*	Perma-Fix
	Environmental Services	74,657	51
*	Broadwind Energy Inc.	22,013	48
	Douglas Dynamics Inc.	3,125	45
	Baltic Trading Ltd.	14,024	42
*	Key Technology Inc.	3,973	41
*	Tecumseh Products Co.
	Class A	8,631	40

*	PMFG Inc.	4,339	39
*	RPX Corp.	3,600	33
*	Ultralife Corp.	9,678	31
*	Altair Nanotechnologies Inc.	13,613	30
	Standard Register Co.	42,047	26
*	Frozen Food Express
	Industries	27,702	25
*	Arotech Corp.	23,576	24
*	Eagle Bulk Shipping Inc.	16,139	24
*	Supreme Industries Inc.
	Class A	6,535	22
*	Zipcar Inc.	2,667	22
*	Orion Energy Systems Inc.	13,116	22
	VSE Corp.	817	20
*	USA Truck Inc.	5,558	19
*	Ocean Power
	Technologies Inc.	7,673	17
*	Virco Manufacturing Corp.	5,576	14
*	PGT Inc.	2,968	13
*	SpartonCorp.	700	10
	Omega Flex Inc.	626	8
*	Plug Power Inc.	12,727	6
*	Xerium Technologies Inc.	89	—
*	Lime Energy Co.	96	—
			2,623,095
Information Technology (18.4%)
	Apple Inc.	1,411,099	752,158
	International Business
	Machines Corp.	1,634,312	313,052
	Microsoft Corp.	11,357,774	303,593
*	Google Inc. Class A	394,352	279,741
	Oracle Corp.	5,879,850	195,917
	QUALCOMMInc.	2,564,132	159,027
	Cisco Systems Inc.	8,063,881	158,455
	Intel Corp.	7,531,147	155,368
	Visa Inc. Class A	794,040	120,361
*	eBayInc.	1,745,900	89,076
*	EMC Corp.	3,159,310	79,931
	Mastercard Inc. Class A	162,154	79,663
	Accenture plc Class A	955,613	63,548
	Texas Instruments Inc.	1,712,700	52,991
	Hewlett-Packard Co.	2,968,260	42,298
	Automatic Data
	Processing Inc.	729,386	41,582
*	Facebook Inc. Class A	1,489,574	39,667
*	Yahoo! Inc.	1,694,128	33,713
*	Salesforce.com Inc.	198,781	33,415
*	Cognizant Technology
	Solutions Corp. Class A	449,507	33,286
	Corning Inc.	2,241,473	28,287
*	Adobe Systems Inc.	740,290	27,894
	Broadcom Corp. Class A	763,251	25,348
	Intuit Inc.	419,969	24,988
	TE Connectivity Ltd.	644,027	23,906
	Dell Inc.	2,219,531	22,484

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	Motorola Solutions Inc.	387,945	21,601
	Applied Materials Inc.	1,862,853	21,311
*	Symantec Corp.	1,056,671	19,876
	Analog Devices Inc.	449,991	18,927
*	Citrix Systems Inc.	281,601	18,515
*	NetApp Inc.	546,991	18,352
	Altera Corp.	481,643	16,588
	Seagate Technology plc	538,234	16,405
*	Fiserv Inc.	204,439	16,157
*	SanDisk Corp.	363,665	15,841
*	Teradata Corp.	253,947	15,717
	Amphenol Corp. Class A	242,689	15,702
*	Juniper Networks Inc.	793,467	15,607
*	Red Hat Inc.	290,762	15,399
	Paychex Inc.	491,745	15,313
*	Equinix Inc.	72,540	14,958
	Western Digital Corp.	335,377	14,250
	Xilinx Inc.	395,131	14,185
*	LinkedIn Corp. Class A	120,192	13,800
	Xerox Corp.	1,968,929	13,428
	Maxim Integrated
	Products Inc.	439,841	12,931
	Fidelity National
	Information Services Inc.	355,216	12,365
	Western Union Co.	908,052	12,359
*	Rackspace Hosting Inc.	163,389	12,135
*	Autodesk Inc.	341,842	12,084
	KLA-Tencor Corp.	251,024	11,989
	Linear Technology Corp.	346,750	11,894
	Avago Technologies Ltd.
	Class A	369,815	11,708
*	VMware Inc. Class A	123,746	11,649
*	F5 Networks Inc.	119,031	11,564
	NVIDIA Corp.	933,455	11,472
*	Trimble Navigation Ltd.	189,472	11,327
*	Akamai Technologies Inc.	267,207	10,931
*	Alliance Data
	Systems Corp.	75,290	10,899
	CA Inc.	494,971	10,879
*	Lam Research Corp.	274,756	9,927
*	Micron Technology Inc.	1,533,532	9,738
*	BMC Software Inc.	240,621	9,543
	Microchip Technology Inc.	292,179	9,522
	Computer Sciences Corp.	234,340	9,385
*	ANSYS Inc.	139,163	9,371
*	VeriSign Inc.	235,424	9,139
	Harris Corp.	170,663	8,356
*	Nuance
	Communications Inc.	371,352	8,289
*	Synopsys Inc.	224,766	7,157
	Activision Blizzard Inc.	670,803	7,124
*	Electronic Arts Inc.	480,148	6,977
*	Avnet Inc.	212,995	6,520
*	Gartner Inc.	140,895	6,484

*	Arrow Electronics Inc.	164,040	6,247
*	Flextronics
	International Ltd.	1,003,269	6,230
*	NCR Corp.	240,022	6,116
*	LSI Corp.	841,140	5,955
*	Skyworks Solutions Inc.	287,782	5,842
	IAC/InterActiveCorp	123,405	5,837
*	Cree Inc.	166,295	5,651
	Solera Holdings Inc.	105,656	5,649
	FactSet Research
	Systems Inc.	63,616	5,602
*	Cadence Design
	Systems Inc.	414,453	5,599
*	TIBCO Software Inc.	244,573	5,383
	Jabil Circuit Inc.	279,000	5,382
	Global Payments Inc.	118,786	5,381
	Marvell Technology
	Group Ltd.	722,868	5,248
	Total System Services Inc.	241,548	5,174
*	MICROS Systems Inc.	120,952	5,133
	FLIR Systems Inc.	228,086	5,089
*	Informatica Corp.	163,433	4,955
	Jack Henry &
	Associates Inc.	123,795	4,860
*	ON Semiconductor Corp.	687,108	4,844
*	VeriFone Systems Inc.	162,957	4,837
*	Teradyne Inc.	282,824	4,777
*	Concur Technologies Inc.	70,556	4,764
*	JDS Uniphase Corp.	350,171	4,741
*	SolarWinds Inc.	89,628	4,701
	SAIC Inc.	412,344	4,668
*	FleetCor Technologies Inc.	85,000	4,560
*	Riverbed Technology Inc.	229,614	4,528
*	CommVault Systems Inc.	64,390	4,489
*	Atmel Corp.	668,570	4,379
	Broadridge Financial
	Solutions Inc.	188,650	4,316
	AOL Inc.	142,103	4,208
*	NeuStar Inc. Class A	100,266	4,204
*	WEX Inc.	55,448	4,179
*	Parametric
	Technology Corp.	179,884	4,049
*	Cymer Inc.	44,451	4,020
*,^	3D Systems Corp.	75,256	4,015
*	Fortinet Inc.	190,548	4,015
	MercadoLibre Inc.	50,013	3,930
*	Aspen Technology Inc.	141,038	3,898
*	Ingram Micro Inc.	228,334	3,863
	National Instruments Corp.	147,342	3,803
	Molex Inc. Class A	167,356	3,735
*	Ultimate Software
	Group Inc.	38,368	3,622
*	CoStar Group Inc.	40,493	3,619
*	Compuware Corp.	326,610	3,550
*	Aruba Networks Inc.	168,964	3,506

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Brocade Communications
	Systems Inc.	656,183	3,497
*	CoreLogic Inc.	127,047	3,420
	IPGPhotonics Corp.	50,363	3,357
	MAXIMUSInc.	51,264	3,241
	Lender Processing
	Services Inc.	128,243	3,157
	DST Systems Inc.	51,151	3,100
*	Zebra Technologies Corp.	78,397	3,079
	FEI Co.	54,564	3,026
*	NetSuite Inc.	42,907	2,888
*	Semtech Corp.	98,960	2,865
*,^	First Solar Inc.	92,039	2,842
*	Cirrus Logic Inc.	97,486	2,824
*	Microsemi Corp.	133,991	2,819
*	Polycom Inc.	268,529	2,809
	Convergys Corp.	169,426	2,780
	Diebold Inc.	90,718	2,777
*	Fairchild Semiconductor
	International Inc. Class A	191,769	2,761
	Anixter International Inc.	42,783	2,737
*	Itron Inc.	60,145	2,679
*	Hittite Microwave Corp.	42,824	2,659
	InterDigital Inc.	64,269	2,641
*	ACI Worldwide Inc.	59,923	2,618
*	Tech Data Corp.	56,996	2,595
*	Rovi Corp.	167,248	2,581
*	Arris Group Inc.	171,407	2,561
*	QLIK Technologies Inc.	115,986	2,519
*	Silicon Laboratories Inc.	59,909	2,505
	Lexmark International Inc.
	Class A	107,052	2,483
*	ViaSat Inc.	62,798	2,443
*	Mentor Graphics Corp.	140,457	2,391
*	Ciena Corp.	150,912	2,369
	Plantronics Inc.	64,030	2,361
*	Cavium Inc.	75,220	2,348
*	TiVo Inc.	188,771	2,326
	Cypress
	Semiconductor Corp.	213,239	2,312
*	Finisar Corp.	139,535	2,274
*	NETGEAR Inc.	57,481	2,266
	Cognex Corp.	61,518	2,265
*	Advanced Micro
	Devices Inc.	909,605	2,183
*	Vantiv Inc. Class A	106,700	2,179
	Fair Isaac Corp.	51,732	2,174
*	Sourcefire Inc.	45,369	2,142
*	Vishay Intertechnology Inc.	198,426	2,109
	Dolby Laboratories Inc.
	Class A	71,788	2,106
*	ValueClick Inc.	107,874	2,094
	MKS Instruments Inc.	80,008	2,063
	Littelfuse Inc.	32,983	2,035
	j2 Global Inc.	66,362	2,029

*	Progress Software Corp.	96,318	2,022
*	Acxiom Corp.	115,546	2,017
*	TylerTechnologies Inc.	41,189	1,995
	NIC Inc.	121,848	1,991
*	Acme Packet Inc.	88,162	1,950
*	EchoStar Corp. Class A	56,830	1,945
*	SplunkInc.	65,900	1,912
*	Entegris Inc.	207,581	1,906
*	RF Micro Devices Inc.	418,516	1,875
*	Dealertrack
	Technologies Inc.	64,814	1,861
*	Manhattan Associates Inc.	30,758	1,856
*	International Rectifier Corp.	104,407	1,851
*	OSI Systems Inc.	28,778	1,843
*	Benchmark Electronics Inc.	109,519	1,820
	Coherent Inc.	35,778	1,811
*,^	VirnetX Holding Corp.	61,672	1,806
*	Fusion-io Inc.	78,639	1,803
*	Sapient Corp.	169,893	1,794
*	CACIInternational Inc.
	Class A	32,594	1,794
*	Euronet Worldwide Inc.	75,636	1,785
	ADTRAN Inc.	90,678	1,772
*	Veeco Instruments Inc.	59,602	1,759
*	Bottomline
	Technologies Inc.	66,046	1,743
	Heartland Payment
	Systems Inc.	58,835	1,736
*	ServiceNow Inc.	56,800	1,706
*	Integrated Device
	Technology Inc.	233,433	1,704
*	Guidewire Software Inc.	56,926	1,692
*	PMC - Sierra Inc.	315,741	1,645
*	BroadSoft Inc.	45,029	1,636
*	Universal Display Corp.	63,360	1,623
*	Cardtronics Inc.	67,564	1,604
*	ZyngaInc. Class A	668,322	1,584
	Intersil Corp. Class A	190,760	1,581
*	Liquidity Services Inc.	38,335	1,566
	Tessera Technologies Inc.	94,306	1,549
	Blackbaud Inc.	67,458	1,540
*,^	VistaPrint NV	46,762	1,537
*	ATMI Inc.	71,723	1,498
	SyntelInc.	27,740	1,487
*	SS&C Technologies
	Holdings Inc.	64,055	1,481
	Badger Meter Inc.	30,649	1,453
	Power Integrations Inc.	42,674	1,434
*	QLogic Corp.	147,025	1,431
*	Insight Enterprises Inc.	82,144	1,427
	Blucora Inc.	89,473	1,406
*	Kulicke & Soffa
	Industries Inc.	116,901	1,402
*	Applied Micro
	Circuits Corp.	165,316	1,389

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	CSG Systems
	International Inc.	76,324	1,388
	EarthLink Inc.	213,666	1,380
*	Diodes Inc.	78,450	1,361
*	SynapticsInc.	45,250	1,356
*	Plexus Corp.	51,900	1,339
*	Ellie Mae Inc.	47,000	1,304
*	Comverse Technology Inc.	332,256	1,276
*	Advanced Energy
	Industries Inc.	91,121	1,258
*	OmniVision
	Technologies Inc.	89,159	1,255
*	Electronics for Imaging Inc.	65,984	1,253
*	Cray Inc.	78,396	1,250
*	Websense Inc.	81,897	1,232
*	Accelrys Inc.	135,629	1,227
	Cabot
	Microelectronics Corp.	33,960	1,206
*	Netscout Systems Inc.	46,246	1,202
	Tellabs Inc.	526,731	1,201
*	CheckpointSystems Inc.	111,189	1,194
*	SYNNEXCorp.	34,715	1,193
*	MicroStrategy Inc. Class A	12,733	1,189
	Molex Inc.	43,135	1,179
*	TriQuint
	Semiconductor Inc.	243,205	1,177
*	Advent Software Inc.	55,011	1,176
*	Dice Holdings Inc.	126,787	1,164
*	ScanSource Inc.	36,506	1,160
*	OpenTableInc.	23,675	1,155
*	Constant Contact Inc.	79,795	1,134
*	WebMD Health Corp.	78,392	1,124
*	FAROTechnologies Inc.	31,135	1,111
*	Sanmina Corp.	97,543	1,080
*	Take-Two Interactive
	Software Inc.	97,723	1,076
*	Comverse Inc.	37,015	1,056
*	Digital River Inc.	73,271	1,054
*	PROS Holdings Inc.	57,466	1,051
*	Amkor Technology Inc.	245,299	1,043
	Black Box Corp.	41,809	1,018
	Ebix Inc.	62,988	1,012
	MTS Systems Corp.	19,791	1,008
*	MEMC Electronic
	Materials Inc.	312,076	1,002
*	Interactive Intelligence
	Group Inc.	29,867	1,002
*	SpansionInc. Class A	71,508	995
	Brooks Automation Inc.	122,103	983
*	Ultratech Inc.	26,184	977
*	Monster Worldwide Inc.	173,275	974
	EPIQSystems Inc.	74,651	954
*	Harmonic Inc.	186,986	948
*	Ceva Inc.	60,056	946
*	Rogers Corp.	18,532	920

*	Unisys Corp.	52,757	913
*	Rofin-Sinar
	Technologies Inc.	42,087	912
*	Emulex Corp.	124,024	905
	CTS Corp.	84,356	897
*	Actuate Corp.	158,104	885
*	Lattice
	Semiconductor Corp.	221,655	884
*	Internap Network
	Services Corp.	126,075	875
*	Computer Task Group Inc.	47,231	861
*	RealPage Inc.	39,646	855
	Comtech
	Telecommunications Corp.	33,464	849
*	TeleTech Holdings Inc.	47,329	842
	Daktronics Inc.	75,934	841
*	Angie’s List Inc.	68,550	822
*	Axcelis Technologies Inc.	590,842	821
	Forrester Research Inc.	29,258	784
*	Aviat Networks Inc.	236,110	777
*	MIPS Technologies Inc.
	Class A	99,036	774
*	CalAmp Corp.	91,904	765
*	TNSInc.	36,359	754
*	Anaren Inc.	37,800	735
	Loral Space &
	Communications Inc.	13,411	733
*	Intermec Inc.	73,857	728
	AVX Corp.	67,202	724
*	FormFactor Inc.	158,042	721
	Methode Electronics Inc.	70,899	711
	Keynote Systems Inc.	49,791	702
*	Infinera Corp.	118,981	691
	Monolithic Power
	Systems Inc.	30,822	687
*	ExlService Holdings Inc.	25,837	685
*	Ixia	40,237	683
*	Callidus Software Inc.	150,046	681
	Mantech International
	Corp. Class A	26,241	681
	Pegasystems Inc.	29,520	670
*	Cornerstone
	OnDemand Inc.	22,221	656
	Cohu Inc.	60,498	656
*	CIBER Inc.	195,969	655
*	iGATE Corp.	41,342	652
*	Entropic
	Communications Inc.	122,781	650
*	ExactTarget Inc.	32,400	648
*	Palo Alto Networks Inc.	12,100	648
*	XO Group Inc.	68,774	640
*	Calix Inc.	83,075	639
*	TTM Technologies Inc.	69,285	637
*	Rambus Inc.	129,130	630
*	LivePerson Inc.	47,673	626

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Agilysys Inc.	74,761	626
	Electro Scientific
	Industries Inc.	62,883	626
*	Integrated Silicon
	Solution Inc.	69,416	625
*	RealD Inc.	54,807	614
*	Freescale
	Semiconductor Ltd.	54,685	602
*	Exar Corp.	66,713	594
*	Avid Technology Inc.	78,308	594
*	Bazaarvoice Inc.	62,965	589
*	Synchronoss
	Technologies Inc.	27,099	572
*	Verint Systems Inc.	19,143	562
*	Active Network Inc.	114,080	560
*	Extreme Networks	153,497	559
	Park Electrochemical Corp.	21,537	554
*	Aeroflex Holding Corp.	78,671	551
*	Bankrate Inc.	43,933	547
*	GT Advanced
	Technologies Inc.	179,793	543
*	Global Cash Access
	Holdings Inc.	67,697	531
*	Web.com Group Inc.	34,250	507
*	IntraLinks Holdings Inc.	81,822	505
	IXYS Corp.	55,052	503
*	Move Inc.	64,967	493
*	Envestnet Inc.	34,345	479
*	LTX-Credence Corp.	72,810	478
*	Power-One Inc.	116,170	477
*	Digi International Inc.	50,319	477
*	ANADIGICS Inc.	186,501	470
*	OplinkCommunications Inc.	29,804	464
*	DTS Inc.	27,739	463
	United Online Inc.	81,653	456
	Monotype Imaging
	Holdings Inc.	28,385	454
*	Measurement
	Specialties Inc.	13,131	451
	Electro Rent Corp.	29,330	451
	Cass Information
	Systems Inc.	10,680	451
*	KVH Industries Inc.	32,125	449
*	Silicon Graphics
	International Corp.	43,262	443
	Micrel Inc.	46,569	442
*	Multi-Fineline Electronix Inc.	21,291	430
	American Software Inc.
	Class A	54,908	426
*	Kemet Corp.	84,684	426
*	Stamps.com Inc.	16,846	425
*	Fabrinet	32,085	422
*	Limelight Networks Inc.	186,544	414
*	Sonus Networks Inc.	242,672	413
*	Imation Corp.	87,308	408

*	Saba Software Inc.	44,797	392
*	SunPower Corp. Class A	68,850	387
*	LogMeIn Inc.	17,217	386
*	Immersion Corp.	55,249	380
*	Carbonite Inc.	40,905	378
*	Newport Corp.	28,032	377
*	NVE Corp.	6,628	368
*	comScore Inc.	26,436	364
*	Volterra
	Semiconductor Corp.	21,049	361
*	Globecomm Systems Inc.	31,230	353
*	IpassInc.	192,305	352
*	Lionbridge
	Technologies Inc.	87,265	351
*	ModusLink Global
	Solutions Inc.	120,849	350
*	FalconStor Software Inc.	150,119	350
	Bel Fuse Inc. Class B	17,616	344
	Hackett Group Inc.	78,778	337
*	SPSCommerce Inc.	9,024	336
*	Kopin Corp.	98,250	327
	Unwired Planet Inc.	268,854	323
	Booz Allen Hamilton
	Holding Corp.	23,051	321
*	RealNetworks Inc.	41,499	314
*	Demand Media Inc.	33,553	312
*,^	Higher One Holdings Inc.	27,738	292
*	Tangoe Inc.	24,500	291
	Marchex Inc. Class B	70,034	288
*	Infoblox Inc.	16,007	288
*	Silicon Image Inc.	56,547	280
*	Mercury Systems Inc.	30,156	277
*	Quantum Corp.	223,325	277
*	DSP Group Inc.	47,184	272
*	Perficient Inc.	23,019	271
*	Maxwell Technologies Inc.	32,373	268
*	Echelon Corp.	108,653	266
	Aware Inc.	48,420	265
*	Virtusa Corp.	15,114	248
*	Emcore Corp.	57,368	247
*	DynamicsResearch Corp.	41,914	245
*	Vocus Inc.	13,005	226
*	Datalink Corp.	25,455	218
*	Jive Software Inc.	14,922	217
*	Vishay Precision Group Inc.	15,985	211
*	Mindspeed Technologies Inc.	44,954	210
*	MoneyGram
	International Inc.	15,555	207
*	VASCOData Security
	International Inc.	25,148	205
*	Net 1 UEPS
	Technologies Inc.	40,139	205
	TheStreetInc.	122,386	204
*	STEC Inc.	40,298	199

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Alpha & Omega
	Semiconductor Ltd.	23,616	198
*	Procera Networks Inc.	10,524	195
*	Nanometrics Inc.	13,307	192
*	ServiceSource
	International Inc.	32,408	190
*	Guidance Software Inc.	15,923	189
*	ZygoCorp.	11,953	188
*	Reis Inc.	13,713	179
*	Autobytel Inc.	44,814	178
*	Edgewater Technology Inc.	46,266	176
*	Super Micro Computer Inc.	16,702	170
	PC-Tel Inc.	23,554	170
	Concurrent Computer Corp.	29,783	169
*	Sigma Designs Inc.	32,175	166
*	Photronics Inc.	27,458	164
*	Seachange International Inc.	16,536	160
*	Rudolph Technologies Inc.	11,852	159
*	AXT Inc.	54,038	152
*	Information Services
	Group Inc.	128,428	148
*	SparkNetworks Inc.	18,287	143
*	InvenSense Inc.	12,800	142
*	Imperva Inc.	4,400	139
*	support.com Inc.	32,752	137
	Supertex Inc.	7,784	137
*	Dot Hill Systems Corp.	145,296	136
*	QuinStreet Inc.	19,202	129
*	CyberOpticsCorp.	16,435	122
	PC Connection Inc.	10,505	121
	SycamoreNetworks Inc.	53,687	120
*	ShoreTelInc.	28,187	120
*	Identive Group Inc.	75,453	113
*	Amtech Systems Inc.	34,538	111
*	GSI Technology Inc.	17,723	111
*	Oclaro Inc.	70,562	111
*	PDF Solutions Inc.	8,005	110
*	Cinedigm Digital Cinema
	Corp. Class A	77,989	109
*	Novatel Wireless Inc.	78,198	105
*	Pericom
	Semiconductor Corp.	12,912	104
*	Intevac Inc.	22,587	103
*	Inphi Corp.	10,284	99
*	SymmetricomInc.	16,944	98
*	Market Leader Inc.	14,628	96
*	Millennial Media Inc.	7,500	94
*	LRADCorp.	82,645	91
*	LoJack Corp.	30,922	86
*	Zix Corp.	29,453	82
	Richardson Electronics Ltd.	7,239	82
*	Rosetta Stone Inc.	6,584	81
	EvolvingSystems Inc.	13,528	81
*	MaxLinear Inc.	15,986	80
*,^	OCZ Technology Group Inc.	41,752	80

*	Telenav Inc.	9,993	80
*	GSI Group Inc.	8,661	75
*	Proofpoint Inc.	6,000	74
*	Document Security
	Systems Inc.	33,661	73
*	Rubicon Technology Inc.	11,949	73
*	Hutchinson Technology Inc.	36,408	73
	Crexendo Inc.	25,382	72
*	Ikanos Communications Inc.	43,344	70
*	Travelzoo Inc.	3,696	70
*	STR Holdings Inc.	27,740	70
	Telular Corp.	7,116	67
*	TeleCommunication
	Systems Inc. Class A	27,184	67
*	MoSys Inc.	19,222	67
*	PRGX Global Inc.	10,336	67
	Digimarc Corp.	3,004	62
*	StarTek Inc.	15,375	62
*	QuickLogic Corp.	27,004	59
*	Responsys Inc.	9,767	58
*	Innodata Inc.	15,170	57
*,^	Glu Mobile Inc.	24,752	57
	Frequency Electronics Inc.	6,498	53
	QADInc. Class A	3,629	52
*	PLX Technology Inc.	13,702	50
*	Looksmart Ltd.	54,701	49
*	Cascade Microtech Inc.	8,600	48
*	Smith Micro Software Inc.	31,088	47
*	SciQuest Inc.	2,900	46
*	Radisys Corp.	15,433	46
*	Bsquare Corp.	15,441	46
*	Wave Systems Corp.
	Class A	62,907	45
	Rimage Corp.	6,050	40
*	ID Systems Inc.	6,809	40
*	Mattson Technology Inc.	45,776	38
*	PAR Technology Corp.	7,772	38
*	Pixelworks Inc.	15,645	35
*,^	Motricity Inc.	83,249	34
*	Westell Technologies Inc.
	Class A	17,678	33
*	Numerex Corp. Class A	2,362	31
*	GSE Systems Inc.	13,415	29
*	Online Resources Corp.	12,713	29
*	MEMSIC Inc.	8,040	27
	Bel Fuse Inc. Class A	1,477	25
*	Planar Systems Inc.	13,735	20
*	Meru Networks Inc.	7,340	19
*	BTU International Inc.	9,344	19
*	NCI Inc. Class A	3,856	18
*	Demandware Inc.	600	16
*	Mitek Systems Inc.	4,800	15
*	Parkervision Inc.	7,548	15
*	Mitel Networks Corp.	4,575	14
*	Rainmaker Systems Inc.	19,115	14

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	Lantronix Inc.	6,995	14
*	Microvision Inc.	7,111	14
*	Viasystems Group Inc.	1,104	13
*	TechTarget Inc.	2,379	13
	Transact Technologies Inc.	1,540	11
*	Mattersight Corp.	2,159	11
*	Ultra Clean Holdings	2,159	11
*	Intellicheck Mobilisa Inc.	16,110	10
*	WebMediaBrands Inc.	5,176	10
*	Transwitch Corp.	16,462	10
*,^	Powerwave
	Technologies Inc.	32,363	10
*	Research Frontiers Inc.	2,555	10
*	Pervasive Software Inc.	1,008	9
*	Pulse Electronics Corp.	26,190	8
	QADInc. Class B	573	8
*	Selectica Inc.	829	5
*	ZhoneTechnologies Inc.	10,572	5
	ePlusInc.	100	4
*	Superconductor
	Technologies Inc.	7,872	2
*	Wireless Telecom
	Group Inc.	1,403	2
*	Magnachip
	Semiconductor Corp.	100	2
*	Management Network
	Group Inc.	626	1
*	OfficialPayments
	Holdings Inc. Class B	121	1
*	PC Mall Inc.	63	—
*	Newtek Business Services Inc.	204	—
*	Video Display Corp.	19	—
*	Performance Technologies Inc.	70	—
			4,365,241
Materials (4.0%)
	Monsanto Co.	802,287	75,936
	EI du Pont
	de Nemours & Co.	1,400,596	62,985
	Dow Chemical Co.	1,803,631	58,293
	Praxair Inc.	448,896	49,132
	Freeport-McMoRan
	Copper & Gold Inc.	1,428,939	48,870
	Newmont Mining Corp.	746,884	34,685
	Ecolab Inc.	440,340	31,660
	PPG Industries Inc.	229,844	31,109
	LyondellBasellIndustries
	NV Class A	476,049	27,178
	Air Products &
	Chemicals Inc.	318,746	26,781
	Mosaic Co.	465,018	26,334
	International Paper Co.	625,461	24,918
	Nucor Corp.	477,930	20,637
	Sherwin-WilliamsCo.	131,441	20,218
	CF Industries Holdings Inc.	94,386	19,175
	Eastman Chemical Co.	230,397	15,679

	Alcoa Inc.	1,607,481	13,953
	Sigma-Aldrich Corp.	182,034	13,394
	FMC Corp.	206,887	12,107
	Celanese Corp. Class A	239,952	10,685
	Vulcan Materials Co.	195,079	10,154
	Ball Corp.	221,763	9,924
	Ashland Inc.	118,323	9,514
	Airgas Inc.	98,666	9,007
	Albemarle Corp.	135,019	8,387
	MeadWestvaco Corp.	261,412	8,331
	Cliffs Natural
	Resources Inc.	214,676	8,278
*	Crown Holdings Inc.	224,435	8,261
	International Flavors &
	Fragrances Inc.	122,732	8,167
	Valspar Corp.	130,532	8,145
	Royal Gold Inc.	96,868	7,876
	Rock-Tenn Co. Class A	106,710	7,460
*	WR Grace & Co.	107,306	7,214
	Reliance Steel &
	Aluminum Co.	113,372	7,040
	Martin Marietta
	Materials Inc.	69,114	6,516
	RPM International Inc.	199,339	5,853
	Packaging Corp. of America	148,033	5,695
	Rockwood Holdings Inc.	112,082	5,544
	Bemis Co. Inc.	155,633	5,207
	United States Steel Corp.	217,291	5,187
*	Owens-IllinoisInc.	237,003	5,041
	Huntsman Corp.	312,450	4,968
	Sealed Air Corp.	278,319	4,873
	Aptargroup Inc.	100,404	4,791
	Allegheny Technologies Inc.	153,396	4,657
	CytecIndustries Inc.	66,025	4,544
	Sonoco Products Co.	151,636	4,508
	Domtar Corp.	53,070	4,432
	Steel Dynamics Inc.	314,881	4,323
	NewMarket Corp.	16,185	4,244
	Eagle Materials Inc.	69,241	4,051
*	Louisiana-Pacific Corp.	208,282	4,024
*	Allied Nevada Gold Corp.	128,549	3,873
	Cabot Corp.	95,747	3,810
	Compass Minerals
	International Inc.	50,052	3,739
	Carpenter Technology Corp.	67,316	3,476
	Walter Energy Inc.	94,277	3,383
*	Coeur d’Alene Mines Corp.	135,990	3,345
	Silgan Holdings Inc.	78,878	3,281
*	ChemturaCorp.	148,636	3,160
	Scotts Miracle-Gro Co.
	Class A	64,517	2,842
	Sensient
	Technologies Corp.	75,419	2,682
	HB Fuller Co.	75,532	2,630
	Olin Corp.	121,285	2,619

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	PolyOne Corp.	128,208	2,618
	Hecla Mining Co.	432,537	2,522
	Westlake Chemical Corp.	30,275	2,401
	Commercial Metals Co.	158,513	2,355
*	Stillwater Mining Co.	174,855	2,235
	Georgia Gulf Corp.	51,996	2,146
	Minerals Technologies Inc.	53,702	2,144
	Tronox Ltd. Class A	116,900	2,133
	Worthington Industries Inc.	79,529	2,067
*	Resolute Forest Products	150,833	1,997
	Schweitzer-Mauduit
	International Inc.	47,340	1,848
	Intrepid Potash Inc.	85,846	1,828
	Buckeye Technologies Inc.	60,675	1,742
	Greif Inc. Class A	38,014	1,692
*	SunCoke Energy Inc.	106,586	1,662
	Balchem Corp.	45,506	1,656
*	Clearwater Paper Corp.	42,112	1,649
	Kaiser Aluminum Corp.	26,334	1,625
	Innophos Holdings Inc.	32,837	1,527
	AMCOL International Corp.	49,167	1,508
*	Texas Industries Inc.	28,637	1,461
	American Vanguard Corp.	47,002	1,460
*	Flotek Industries Inc.	110,853	1,352
*	Calgon Carbon Corp.	95,341	1,352
	Innospec Inc.	37,317	1,287
	PH Glatfelter Co.	72,093	1,260
*	RTI International
	Metals Inc.	42,426	1,169
	Schnitzer Steel
	Industries Inc.	38,371	1,164
*	McEwen Mining Inc.	301,094	1,153
*	Kraton Performance
	Polymers Inc.	47,521	1,142
	Quaker Chemical Corp.	21,113	1,137
	Globe Specialty Metals Inc.	82,305	1,132
	Haynes International Inc.	21,660	1,124
	Stepan Co.	20,088	1,116
*	Graphic Packaging
	Holding Co.	172,000	1,111
	MyersIndustries Inc.	69,274	1,049
	Neenah Paper Inc.	34,589	985
*	OM Group Inc.	43,719	971
	AK Steel Holding Corp.	204,684	942
	Koppers Holdings Inc.	24,620	939
*	Molycorp Inc.	98,643	931
*	AM Castle & Co.	62,258	920
	KapStone Paper and
	Packaging Corp.	41,168	914
	Materion Corp.	34,794	897
	Deltic Timber Corp.	12,649	893
*	Headwaters Inc.	102,319	876
	A Schulman Inc.	29,868	864
*	Century Aluminum Co.	97,116	851
	Boise Inc.	106,879	850

*	General Moly Inc.	191,499	768
	Tredegar Corp.	35,943	734
*	Ferro Corp.	173,989	727
*	LSB Industries Inc.	18,500	655
	Hawkins Inc.	16,787	649
*	Mercer International Inc.	87,963	630
*	OMNOVA Solutions Inc.	74,425	522
*	Horsehead Holding Corp.	47,129	481
^	Gold Resource Corp.	30,607	472
*	Landec Corp.	47,124	447
*	ADA-ES Inc.	25,800	436
	Olympic Steel Inc.	17,882	396
^	Kronos Worldwide Inc.	20,160	393
	Wausau Paper Corp.	41,426	359
*	Paramount Gold and
	Silver Corp.	147,489	342
	Metals USA Holdings Corp.	18,576	325
	Zep Inc.	22,054	318
*	AEP Industries Inc.	5,357	317
*	SpartechCorp.	34,455	313
	ChaseCorp.	14,600	272
*	Zoltek Cos. Inc.	32,566	252
*	Universal Stainless & Alloy	6,559	241
	Noranda Aluminum
	Holding Corp.	34,663	212
*	Golden Minerals Co.	43,495	200
	KMG Chemicals Inc.	10,994	193
*	American Pacific Corp.	11,774	182
*	Arabian American
	Development Co.	10,600	88
*	Penford Corp.	10,687	79
*	Solitario Exploration &
	Royalty Corp.	40,487	68
*	Senomyx Inc.	30,755	52
*	Verso Paper Corp.	45,239	48
*	United States Lime &
	Minerals Inc.	813	38
*,^	Clean Diesel
	Technologies Inc.	14,310	31
*	Midway Gold Corp.	3,700	5
*	Continental Materials Corp.	5	—
			950,687
Telecommunication Services (2.7%)
	AT&T Inc.	8,684,190	292,744
	Verizon
	Communications Inc.	4,288,469	185,562
	CenturyLink Inc.	937,333	36,669
*	Crown Castle
	International Corp.	441,123	31,831
*	SprintNextel Corp.	4,516,620	25,609
*	SBACommunications
	Corp. Class A	183,293	13,018
	Windstream Corp.	887,247	7,346
	Frontier
	Communications Corp.	1,504,571	6,440

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
*	twtelecom inc Class A	228,008	5,807
*	Level 3
	Communications Inc.	228,921	5,290
*	MetroPCS
	Communications Inc.	465,854	4,631
	Telephone & Data
	Systems Inc.	137,666	3,048
*	Clearwire Corp. Class A	766,831	2,216
*	Cincinnati Bell Inc.	369,984	2,028
*	NII Holdings Inc.	260,395	1,857
	Cogent Communications
	Group Inc.	68,807	1,558
*	8x8 Inc.	153,141	1,132
	Atlantic Tele-Network Inc.	25,144	923
*	Leap Wireless
	International Inc.	123,806	823
*	United States Cellular Corp.	20,519	723
*	Premiere Global
	Services Inc.	67,298	658
*	Cbeyond Inc.	71,339	645
*	General Communication
	Inc. Class A	61,670	591
	Consolidated
	Communications
	Holdings Inc.	34,661	552
	NTELOS Holdings Corp.	35,128	461
	Shenandoah
	Telecommunications Co.	25,862	396
	HickoryTech Corp.	38,868	378
*	Vonage Holdings Corp.	158,412	375
	USA Mobility Inc.	32,143	375
	Alaska Communications
	Systems Group Inc.	172,525	335
*	Iridium Communications Inc.	40,339	272
	Lumos Networks Corp.	24,967	250
	IDT Corp. Class B	23,847	228
	Primus Telecommunications
	Group Inc.	7,400	80
	Neutral Tandem Inc.	26,952	69
*	Towerstream Corp.	19,301	63
*	ORBCOMMInc.	9,769	38
*	inContact Inc.	4,400	23
*	Elephant Talk
	Communications Corp.	19,600	20
	Warwick Valley Telephone Co.	38	—
			635,064
Utilities (3.4%)
	Duke Energy Corp.	1,059,997	67,628
	Southern Co.	1,316,945	56,378
	Dominion Resources Inc.	863,107	44,709
	NextEra Energy Inc.	604,568	41,830
	Exelon Corp.	1,284,991	38,216
	American Electric
	Power Co. Inc.	730,026	31,158
	FirstEnergy Corp.	629,634	26,294

	PG&E Corp.	641,975	25,795
	PPL Corp.	874,199	25,028
	Sempra Energy	345,732	24,526
	Consolidated Edison Inc.	440,942	24,490
	Public Service
	Enterprise Group Inc.	761,563	23,304
	Edison International	465,976	21,057
	Xcel Energy Inc.	733,981	19,605
	Northeast Utilities	472,419	18,462
	Entergy Corp.	267,071	17,026
	DTE Energy Co.	258,782	15,540
	Wisconsin Energy Corp.	347,348	12,800
	ONEOKInc.	293,633	12,553
	CenterPoint Energy Inc.	611,725	11,776
	Ameren Corp.	365,411	11,225
	NRG Energy Inc.	485,189	11,154
	NiSource Inc.	428,905	10,675
	AES Corp.	957,577	10,246
	American Water
	Works Co. Inc.	265,611	9,862
	CMS Energy Corp.	399,525	9,740
	SCANA Corp.	188,084	8,584
	Pinnacle West
	Capital Corp.	165,143	8,419
	OGE Energy Corp.	148,813	8,380
*	Calpine Corp.	457,711	8,298
	Alliant Energy Corp.	167,299	7,346
	AGL Resources Inc.	176,938	7,072
	Pepco Holdings Inc.	344,985	6,765
	NV Energy Inc.	355,469	6,448
	Integrys Energy Group Inc.	117,849	6,154
	ITC Holdings Corp.	77,783	5,982
	MDU Resources
	Group Inc.	270,177	5,739
	UGI Corp.	169,510	5,545
	Westar Energy Inc.	190,181	5,443
	National Fuel Gas Co.	106,686	5,408
	Aqua America Inc.	211,003	5,364
	Questar Corp.	265,087	5,238
	TECO Energy Inc.	310,352	5,201
	Atmos Energy Corp.	135,977	4,776
	Great Plains Energy Inc.	231,756	4,707
	Hawaiian Electric
	Industries Inc.	146,722	3,689
	Cleco Corp.	91,895	3,677
	Vectren Corp.	123,924	3,643
	Piedmont Natural
	Gas Co. Inc.	108,576	3,400
	IDACORP Inc.	75,897	3,290
	Portland General
	Electric Co.	114,144	3,123
	WGL Holdings Inc.	77,989	3,056
	Southwest Gas Corp.	69,607	2,952
	UIL Holdings Corp.	76,442	2,737

Institutional Total Stock Market Index Fund

			Market
			Value
		Shares	($000)
	New Jersey
	Resources Corp.	62,755	2,486
	PNM Resources Inc.	120,457	2,471
	South Jersey
	Industries Inc.	46,715	2,351
	Black Hills Corp.	63,240	2,298
	Avista Corp.	89,355	2,154
	ALLETE Inc.	52,024	2,132
	NorthWestern Corp.	56,349	1,957
	El Paso Electric Co.	57,839	1,846
	Northwest Natural Gas Co.	40,845	1,805
	MGE Energy Inc.	35,175	1,792
	American States Water Co.	29,774	1,429
	CHEnergy Group Inc.	21,435	1,398
	Empire District Electric Co.	65,899	1,343
	Laclede Group Inc.	34,330	1,325
	Otter Tail Corp.	43,785	1,095
	California Water
	Service Group	59,074	1,084
	SJWCorp.	27,475	731
	Connecticut Water
	Service Inc.	23,110	688
	ChesapeakeUtilities Corp.	13,891	631
	Ormat Technologies Inc.	26,286	507
	Unitil Corp.	14,371	372
	Middlesex Water Co.	15,893	311
	Genie Energy Ltd. Class B	29,059	206
	Artesian Resources Corp.
	Class A	8,245	185
*	Cadiz Inc.	23,073	183
	York Water Co.	7,319	129
	Delta Natural Gas Co. Inc.	6,214	121
	Consolidated Water Co. Ltd.	15,207	113
*	Pure Cycle Corp.	15,629	44
*	SynthesisEnergy
	Systems Inc.	30,151	32
	RGC Resources Inc.	32	1
			807,376
Total Common Stocks
(Cost $19,528,460)			23,621,866

			Market
			Value
		Shares	($000)
Temporary Cash Investments (1.0%)[1]
Money Market Fund (0.9%)
[2,3]	Vanguard Market Liquidity
	Fund, 0.162%	220,073,553	220,074

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (0.1%)
[4],5	Fannie Mae Discount
	Notes, 0.097%, 3/27/13	1,000	1,000
[4],5	Freddie Mac Discount
	Notes, 0.118%, 3/11/13	6,000	5,998
			6,998
Total Temporary Cash Investments
	(Cost $227,072)		227,072
Total Investments (100.5%)
	(Cost $19,755,532)		23,848,938
Other Assets and Liabilities (-0.5%)
	Other Assets[5]		89,960
	Liabilities[3]		(206,765)
			(116,805)
	Net Assets (100%)		23,732,133

Institutional Total Stock Market Index Fund

At December 31, 2012, net assets consisted of:
Amount
($000)
Paid-in Capital	20,086,726
Undistributed Net Investment Income	3,026
Accumulated Net Realized Losses	(452,224)
Unrealized Appreciation (Depreciation)
Investment Securities	4,093,406
Futures Contracts	1,199
Net Assets	23,732,133

Institutional Shares—Net Assets
Applicable to 92,982,652 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	3,000,921
Net Asset Value Per Share—
Institutional Shares	$32.27

Institutional Plus Shares—Net Assets
Applicable to 642,262,862 outstanding
$.001 par value shares of beneficial
interest (unlimited authorization)	20,731,212
Net Asset Value Per Share—
Institutional Plus Shares	$32.28

Securities with a market value of less than $500 are displayed with a dash.
See Note A in Notes to Financial Statements.
* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $16,015,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund’s effective common stock and temporary cash investment positions represent 100.0% and 0.5%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
3 Includes $16,650,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $6,998,000 and cash of $1,000,000 have been segregated as initial margin for open futures contracts.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Statement of Operations

Year Ended
December 31, 2012
($000)
Investment Income
Income
Dividends	487,521
Interest[1]	104
Security Lending	4,097
Total Income	491,722
Expenses
The Vanguard Group—Note B
Management and Administrative—Institutional Shares	1,208
Management and Administrative—Institutional Plus Shares	3,694
Total Expenses	4,902
Net Investment Income	486,820
Realized Net Gain (Loss)
Investment Securities Sold	416,033
Futures Contracts	13,111
Realized Net Gain (Loss)	429,144
Change in Unrealized Appreciation (Depreciation)
Investment Securities	2,322,129
Futures Contracts	(147)
Change in Unrealized Appreciation (Depreciation)	2,321,982
Net Increase (Decrease) in Net Assets Resulting from Operations	3,237,946
1 Interest income from an affiliated company of the fund was $97,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Statement of Changes in Net Assets

	Year Ended December 31,
	2012	2011
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	486,820	320,924
Realized Net Gain (Loss)	429,144	(195,466)
Change in Unrealized Appreciation (Depreciation)	2,321,982	145,627
Net Increase (Decrease) in Net Assets Resulting from Operations	3,237,946	271,085
Distributions
Net Investment Income
Institutional Shares	(65,877)	(50,403)
Institutional Plus Shares	(420,252)	(269,359)
Realized Capital Gain
Institutional Shares	—	—
Institutional Plus Shares	—	—
Total Distributions	(486,129)	(319,762)
Capital Share Transactions
Institutional Shares	(278,956)	661,395
Institutional Plus Shares	2,298,734	3,123,665
Net Increase (Decrease) from Capital Share Transactions	2,019,778	3,785,060
Total Increase (Decrease)	4,771,595	3,736,383
Net Assets
Beginning of Period	18,960,538	15,224,155
End of Period[1]	23,732,133	18,960,538
1 Net Assets—End of Period includes undistributed net investment income of $3,026,000 and $2,335,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$28.32	$28.54	$24.80	$19.68	$31.89
Investment Operations
Net Investment Income	.694	.532	.495	.483	.550
Net Realized and Unrealized Gain (Loss)
on Investments	3.950	(.222)	3.741	5.120	(12.208)
Total from Investment Operations	4.644	.310	4.236	5.603	(11.658)
Distributions
Dividends from Net Investment Income	(.694)	(.530)	(.496)	(.483)	(.552)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.694)	(.530)	(.496)	(.483)	(.552)
Net Asset Value, End of Period	$32.27	$28.32	$28.54	$24.80	$19.68

Total Return	16.47%	1.09%	17.28%	28.84%	-36.90%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,001	$2,874	$2,248	$1,700	$1,106
Ratio of Total Expenses to
Average Net Assets	0.040%	0.042%	0.045%	0.045%	0.045%
Ratio of Net Investment Income to
Average Net Assets	2.25%	1.93%	1.95%	2.36%	2.12%
Portfolio Turnover Rate[1]	8%	12%	14%	13%	13%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Financial Highlights

Institutional Plus Shares

For a Share Outstanding	Year Ended December 31,
Throughout Each Period	2012	2011	2010	2009	2008
Net Asset Value, Beginning of Period	$28.32	$28.54	$24.81	$19.68	$31.89
Investment Operations
Net Investment Income	.701	.537	.499	.487	.556
Net Realized and Unrealized Gain (Loss)
on Investments	3.959	(.221)	3.732	5.130	(12.209)
Total from Investment Operations	4.660	.316	4.231	5.617	(11.653)
Distributions
Dividends from Net Investment Income	(.700)	(.536)	(.501)	(.487)	(.557)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.700)	(.536)	(.501)	(.487)	(.557)
Net Asset Value, End of Period	$32.28	$28.32	$28.54	$24.81	$19.68

Total Return	16.53%	1.11%	17.25%	28.92%	-36.89%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,731	$16,087	$12,976	$10,520	$6,631
Ratio of Total Expenses to
Average Net Assets	0.020%	0.022%	0.025%	0.025%	0.025%
Ratio of Net Investment Income to
Average Net Assets	2.27%	1.95%	1.97%	2.38%	2.14%
Portfolio Turnover Rate[1]	8%	12%	14%	13%	13%
1 Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares.

See accompanying Notes, which are an integral part of the Financial Statements.

Institutional Total Stock Market Index Fund

Notes to Financial Statements

Vanguard Institutional Total Stock Market Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares, Institutional Shares and Institutional Plus Shares, to investors who invest minimum amounts of $100 million and $200 million, respectively.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the year ended December 31, 2012, the fund’s average investment in futures contracts represented less than 1% of net assets, based on quarterly average aggregate settlement values.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (December 31, 2009–2012), and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

Institutional Total Stock Market Index Fund

5. Security Lending: The fund may lend its securities to qualified institutional borrowers to earn additional income. Security loans are required to be secured at all times by collateral at least equal to the market value of securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability for the return of the collateral, during the period the securities are on loan. Security lending income represents fees charged to borrowers plus income earned on investing cash collateral, less expenses associated with the loan.

6. Other: Dividend income is recorded on the ex-dividend date. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Class-specific shareholder servicing fees are charged to each class at the contractual rate. Income, expenses not attributable to a specific class, and realized and unrealized gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group provides investment advisory, corporate management, administrative, marketing, and distribution services and pays for all other operating expenses, except for taxes, in return for a fee calculated at an annual percentage rate of the average net assets of the fund, or, for shareholder services, each class of shares. The fund’s trustees and officers are also directors and officers of Vanguard. Effective June 2011, the annual fee rate was reduced to 0.04% for the Institutional Shares and 0.02% for the Institutional Plus Shares. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of December 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	23,621,772	—	94
Temporary Cash Investments	220,074	6,998	—
Futures Contracts—Assets[1]	5,377	—	—
Futures Contracts—Liabilities[1]	(1,444)	—	—
Total	23,845,779	6,998	94
1 Represents variation margin on the last day of the reporting period.

Institutional Total Stock Market Index Fund

D. At December 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
S&P 500 Index	March 2013	126	44,733	18
E-mini S&P 500 Index	March 2013	612	43,455	1,104
E-min Russell 2000 Index	March 2013	128	10,836	77

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

During the year ended December 31, 2012, the fund realized $282,169,000 of net capital gains resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in-capital.

For tax purposes, at December 31, 2012, the fund had $3,403,000 of ordinary income available for distribution. At December 31, 2012, the fund had available capital losses totaling $450,957,000 to offset future net capital gains. Of this amount, $115,540,000 is subject to expiration on December 31, 2017. Capital losses of $335,417,000 realized beginning in fiscal 2011 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards.

At December 31, 2012, the cost of investment securities for tax purposes was $19,755,977,000. Net unrealized appreciation of investment securities for tax purposes was $4,092,961,000, consisting of unrealized gains of $5,238,860,000 on securities that had risen in value since their purchase and $1,145,899,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the year ended December 31, 2012, the fund purchased $4,328,794,000 of investment securities and sold $2,301,110,000 of investment securities, other than temporary cash investments. Purchases and sales include $2,268,819,000 and $509,618,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

Institutional Total Stock Market Index Fund

G. Capital share transactions for each class of shares were:

	Year Ended December 31,
	2012		2011
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Institutional Shares
Issued	372,441	12,116	889,661	30,675
Issued in Lieu of Cash Distributions	57,941	1,833	44,048	1,551
Redeemed	(709,338)	(22,452)	(272,314)	(9,515)
Net Increase (Decrease)—Institutional Shares	(278,956)	(8,503)	661,395	22,711
Institutional Plus Shares
Issued	4,801,320	154,229	5,795,813	207,689
Issued in Lieu of Cash Distributions	391,269	12,357	246,311	8,660
Redeemed	(2,893,855)	(92,343)	(2,918,459)	(102,938)
Net Increase (Decrease)—Institutional Plus Shares	2,298,734	74,243	3,123,665	113,411

H. In preparing the financial statements as of December 31, 2012, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements.

On October 2, 2012, Vanguard announced an upcoming change in the fund’s benchmark index from the MSCI US Broad Market Index to the CRSP US Total Market Index. The benchmark change was effective on January 15, 2013. The fund’s investment objective has not changed.

Report of Independent Registered
Public Accounting Firm

To the Trustees of Vanguard Institutional Index Funds and the Shareholders of Vanguard Institutional Total Stock Market Index Fund:

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Institutional Total Stock Market Index Fund (constituting a separate portfolio of Vanguard Institutional Index Funds, hereafter referred to as the “Fund”) at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).

Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and broker and by agreement to the underlying ownership records of the transfer agent, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

February 11, 2013

Special 2012 tax information (unaudited) for Vanguard Institutional Total Stock Market Index Fund

This information for the fiscal year ended December 31, 2012, is included pursuant to provisions of the Internal Revenue Code.

The fund distributed $455,357,000 of qualified dividend income to shareholders during the fiscal year.

For corporate shareholders, 91.4% of investment income (dividend income plus short-term gains, if any) qualifies for the dividends-received deduction.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended December 31, 2012
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Institutional Total Stock Market Index Fund	6/30/2012	12/31/2012	Period
Based on Actual Fund Return
Institutional Shares	$1,000.00	$1,064.77	$0.21
Institutional Plus Shares	1,000.00	1,064.84	0.10
Based on Hypothetical 5% Yearly Return
Institutional Shares	$1,000.00	$1,025.00	$0.20
Institutional Plus Shares	1,000.00	1,025.10	0.10

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.040% for Institutional Shares and 0.020% for Institutional Plus Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Dividend Yield. Dividend income earned by stocks, expressed as a percentage of the aggregate market value (or of net asset value, for a fund). The yield is determined by dividing the amount of the annual dividends by the aggregate value (or net asset value) at the end of the period. For a fund, the dividend yield is based solely on stock holdings and does not include any income produced by other investments.

Earnings Growth Rate. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.

Equity Exposure. A measure that reflects a fund’s investments in stocks and stock futures. Any holdings in short-term reserves are excluded.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Foreign Holdings. The percentage of a fund represented by securities or depositary receipts of companies based outside the United States.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Median Market Cap. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund’s stocks, weighted by the proportion of the fund’s assets invested in each stock. Stocks representing half of the fund’s assets have market capitalizations above the median, and the rest are below it.

Price/Book Ratio. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.

Price/Earnings Ratio. The ratio of a stock’s current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company’s future growth.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Return on Equity. The annual average rate of return generated by a company during the past five years for each dollar of shareholder’s equity (net income divided by shareholder’s equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Turnover Rate. An indication of the fund’s trading activity. Funds with high turnover rates incur higher transaction costs and may be more likely to distribute capital gains (which may be taxable to investors). The turnover rate excludes in-kind transactions, which have minimal impact on costs.

Benchmark Information

Spliced Institutional Total Stock Market Index: Dow Jones U.S. Total Stock Market Index (formerly known as the Dow Jones Wilshire 5000 Index)  through April 8, 2005; the MSCI US Broad Market Index thereafter.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 180 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee[1]	and Delphi Automotive LLP (automotive components);
Senior Advisor at New Mountain Capital; Trustee of
F. William McNabb III	The Conference Board.
Born 1957. Trustee Since July 2009. Chairman of the
Board. Principal Occupation(s) During the Past Five	Amy Gutmann
Years: Chairman of the Board of The Vanguard Group,	Born 1949. Trustee Since June 2006. Principal
Inc., and of each of the investment companies served	Occupation(s) During the Past Five Years: President
by The Vanguard Group, since January 2010; Director	of the University of Pennsylvania; Christopher H.
of The Vanguard Group since 2008; Chief Executive	Browne Distinguished Professor of Political Science
Officer and President of The Vanguard Group and of	in the School of Arts and Sciences with secondary
each of the investment companies served by The	appointments at the Annenberg School for
Vanguard Group since 2008; Director of Vanguard	Communication and the Graduate School of Education
Marketing Corporation; Managing Director of The	of the University of Pennsylvania; Member of the
Vanguard Group (1995–2008).	National Commission on the Humanities and Social
Sciences; Trustee of Carnegie Corporation of New
York and of the National Constitution Center; Chair
IndependentTrustees	of the U.S. Presidential Commission for the Study
of Bioethical Issues.
Emerson U. Fullwood
Born 1948. Trustee Since January 2008. Principal
Occupation(s) During the Past Five Years: Executive	JoAnn Heffernan Heisen
Chief Staff and Marketing Officer for North America	Born 1950. Trustee Since July 1998. Principal
and Corporate Vice President (retired 2008) of Xerox	Occupation(s) During the Past Five Years: Corporate
Corporation (document management products and	Vice President and Chief Global Diversity Officer
services); Executive in Residence and 2010	(retired 2008) and Member of the Executive
Distinguished Minett Professor at the Rochester	Committee (1997–2008) of Johnson & Johnson
Institute of Technology; Director of SPX Corporation	(pharmaceuticals/medical devices/consumer
(multi-industry manufacturing), the United Way of	products); Director of Skytop Lodge Corporation
Rochester, Amerigroup Corporation (managed health	(hotels), the University Medical Center at Princeton,
care), the University of Rochester Medical Center,	the Robert Wood Johnson Foundation, and the Center
Monroe Community College Foundation, and North	for Talent Innovation; Member of the Advisory Board
Carolina A&T University.	of the Maxwell School of Citizenship and Public Affairs
at Syracuse University.

Rajiv L. Gupta	F. Joseph Loughrey
Born 1945. Trustee Since December 2001. [2]	Born 1949. Trustee Since October 2009. Principal
Principal Occupation(s) During the Past Five Years:	Occupation(s) During the Past Five Years: President
Chairman and Chief Executive Officer (retired 2009)	and Chief Operating Officer (retired 2009) of Cummins
and President (2006–2008) of Rohm and Haas Co.	Inc. (industrial machinery); Director of SKF AB
(chemicals); Director of Tyco International, Ltd.	(industrial machinery), Hillenbrand, Inc. (specialized
(diversified manufacturing and services), Hewlett-	consumer services), the Lumina Foundation for
Packard Co. (electronic computer manufacturing),

Education, and Oxfam America; Chairman of the	Executive Officers
Advisory Council for the College of Arts and Letters
and Member of the Advisory Board to the Kellogg	Glenn Booraem
Institute for International Studies at the University	Born 1967. Controller Since July 2010. Principal
of Notre Dame.	Occupation(s) During the Past Five Years: Principal
of The Vanguard Group, Inc.; Controller of each of
Mark Loughridge	the investment companies served by The Vanguard
Born 1953. Trustee Since March 2012. Principal	Group; Assistant Controller of each of the investment
Occupation(s) During the Past Five Years: Senior Vice	companies served by The Vanguard Group (2001–2010).
President and Chief Financial Officer at IBM (information
technology services); Fiduciary Member of IBM’s	Thomas J. Higgins
Retirement Plan Committee.	Born 1957. Chief Financial Officer Since September
2008. Principal Occupation(s) During the Past Five
Scott C. Malpass	Years: Principal of The Vanguard Group, Inc.; Chief
Born 1962. Trustee Since March 2012. Principal	Financial Officer of each of the investment companies
Occupation(s) During the Past Five Years: Chief	served by The Vanguard Group; Treasurer of each of
Investment Officer and Vice President at the University	the investment companies served by The Vanguard
of Notre Dame; Assistant Professor of Finance at the	Group (1998–2008).
Mendoza College of Business at Notre Dame; Member
of the Notre Dame 403(b) Investment Committee;	Kathryn J. Hyatt
Director of TIFF Advisory Services, Inc. (investment	Born 1955. Treasurer Since November 2008. Principal
advisor); Member of the Investment Advisory	Occupation(s) During the Past Five Years: Principal of
Committees of the Financial Industry Regulatory	The Vanguard Group, Inc.; Treasurer of each of the
Authority (FINRA) and of Major League Baseball.	investment companies served by The Vanguard
Group; Assistant Treasurer of each of the investment
André F. Perold	companies served by The Vanguard Group (1988–2008).
Born 1952. Trustee Since December 2004. Principal
Occupation(s) During the Past Five Years: George	Heidi Stam
Gund Professor of Finance and Banking at the Harvard	Born 1956. Secretary Since July 2005. Principal
Business School (retired 2011); Chief Investment	Occupation(s) During the Past Five Years: Managing
Officer and Managing Partner of HighVista Strategies	Director of The Vanguard Group, Inc.; General Counsel
LLC (private investment firm); Director of Rand	of The Vanguard Group; Secretary of The Vanguard
Merchant Bank; Overseer of the Museum of Fine	Group and of each of the investment companies
Arts Boston.	served by The Vanguard Group; Director and Senior
Vice President of Vanguard Marketing Corporation.

Alfred M. Rankin, Jr.
Born 1941. Trustee Since January 1993. Principal	Vanguard Senior ManagementTeam
Occupation(s) During the Past Five Years: Chairman,
President, and Chief Executive Officer of NACCO	Mortimer J. Buckley	Michael S. Miller
Industries, Inc. (forklift trucks/housewares/lignite);	Kathleen C. Gubanich	James M. Norris
Director of Goodrich Corporation (industrial products/	Paul A. Heller	Glenn W. Reed
aircraft systems and services) and the National	Martha G. King	George U. Sauter
Association of Manufacturers; Chairman of the Board	Chris D. McIsaac
of the Federal Reserve Bank of Cleveland and of
University Hospitals of Cleveland; Advisory Chairman
of the Board of The Cleveland Museum of Art.	Chairman Emeritus and Senior Advisor

John J. Brennan
Chairman, 1996–2009
Peter F. Volanakis	Chief Executive Officer and President, 1996–2008
Born 1955. Trustee Since July 2009. Principal
Occupation(s) During the Past Five Years: President
and Chief Operating Officer (retired 2010) of Corning
Incorporated (communications equipment); Director	Founder
of SPX Corporation (multi-industry manufacturing);
Overseer of the Amos Tuck School of Business	John C. Bogle
Administration at Dartmouth College; Advisor to the	Chairman and Chief Executive Officer, 1974–1996
Norris Cotton Cancer Center.

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the
Vanguard funds.
2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard
State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The funds or securities referred to herein are not
Direct Investor Account Services > 800-662-2739	sponsored, endorsed, or promoted by MSCI, and MSCI
bears no liability with respect to any such funds or
Institutional Investor Services > 800-523-1036	securities. The prospectus or the Statement of
Text Telephone for People	Additional Information contains a more detailed
With Hearing Impairment > 800-749-7273	description of the limited relationship MSCI has with
Vanguard and any related funds.
This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper Inc. or
Morningstar, Inc., unless otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via e-mail addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2013 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q8710 022013

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Rajiv L. Gupta, Amy Gutmann, JoAnn Heffernan Heisen, F. Joseph Loughrey, Mark Loughridge, Scott C. Malpass, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended December 31, 2012: $47,000
Fiscal Year Ended December 31, 2011: $45,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended December 31, 2012: $4,809,780
Fiscal Year Ended December 31, 2011: $3,978,540

(b) Audit-Related Fees.

Fiscal Year Ended December 31, 2012: $1,812,565
Fiscal Year Ended December 31, 2011: $1,341,750

Includes fees billed in connection with assurance and related services provided to the
Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended December 31, 2012: $490,518
Fiscal Year Ended December 31, 2011: $373,830

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended December 31, 2012: $16,000
Fiscal Year Ended December 31, 2011: $16,000

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended December 31, 2012: $506,518
Fiscal Year Ended December 31, 2011: $389,830

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.
(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD INSTITUTIONAL INDEX FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: February 14, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD INSTITUTIONAL INDEX FUNDS
BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: February 14, 2013
VANGUARD INSTITUTIONAL INDEX FUNDS
BY:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: February 14, 2013

* By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.